UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Commodity Strategy Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	87

Officers and Trustees	90

Important Notices	91

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	04/08/2010	04/08/2010	3.91%	7.77%	–6.78%	–4.58%
Class A with 4.75% Maximum Sales Charge	—	—	–1.05	2.63	–7.69	–5.15
Class C at NAV	04/08/2010	04/08/2010	3.55	6.91	–7.48	–5.31
Class C with 1% Maximum Sales Charge	—	—	2.55	5.91	–7.48	–5.31
Class I at NAV	04/08/2010	04/08/2010	4.01	7.87	–6.57	–4.38
Bloomberg Commodity Index Total Return	—	—	4.74%	8.02%	–7.32%	–4.70%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.60%	3.35%	2.35%
Net				1.25	2.00	1.00

Fund Profile

Commodity Exposure (% of net assets)4

Energy	31.69%	Industrial Metals	16.85%
Crude Oil-Brent	8.17	Copper	6.66
Natural Gas	7.92	Aluminum	4.48
Crude Oil-WTI	7.80	Nickel	2.92
Unleaded Gas	4.07	Zinc	2.79
ULS Diesel	3.73
		Precious Metals	14.97%
Agriculture	31.23%	Gold	11.59
Corn	6.92	Silver	3.38
Soybeans	6.23
Chicago Wheat	3.89	Livestock	5.68%
Soybean Meal	3.56	Live Cattle	3.70
Sugar	2.68	Lean Hogs	1.98
Soybean Oil	2.45
Coffee	2.41
Kansas City Wheat	1.62
Cotton	1.47

Asset Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]

Cash Equivalents are short-term, high quality instruments, including U.S. Treasurys, and may be held as collateral for the Fund’s derivative positions. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.10	$7.03	**	1.39%
Class C	$1,000.00	$1,035.50	$10.80	**	2.14%
Class I	$1,000.00	$1,040.10	$5.82	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$6.95	**	1.39%
Class C	$1,000.00	$1,014.20	$10.69	**	2.14%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 53.6%
Description		Value
Global Macro Absolute Return Advantage Portfolio (identified cost, $11,419,633)		$12,512,799

Total Investment in Affiliated Portfolio (identified cost $11,419,633)		$12,512,799

Short-Term Investments — 45.7%

U.S. Treasury Obligations — 26.5%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 5/24/18(1)	$3,200	$3,196,744
0.00%, 5/31/18	3,000	2,995,906

Total U.S. Treasury Obligations (identified cost $6,192,911)		$6,192,650

Other — 19.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(2)	4,473,574	$4,473,127

Total Other (identified cost $4,473,127)		$4,473,127

Total Short-Term Investments (identified cost $10,666,038)		$10,665,777

Total Investments — 99.3% (identified cost $22,085,671)		$23,178,576

Other Assets, Less Liabilities — 0.7%		$156,148

Net Assets — 100.0%		$23,334,724

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$5,400	Receives (upon termination)	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays (upon termination)	0.14%	5/24/18	$(19,549)
Citibank, N.A.	6,100	Receives (upon termination)	Excess Return on Bloomberg Roll Select Commodity Index	Pays (upon termination)	0.19%	6/28/18	81,594
Credit Suisse International	5,700	Receives (upon termination)	Excess Return on Bloomberg Roll Select Commodity Index	Pays (upon termination)	0.17%	8/30/18	12,084
Merrill Lynch International	6,000	Receives (upon termination)	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays (upon termination)	0.15%	7/26/18	153,210

							$227,339

5	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $11,419,633)	$12,512,799
Unaffiliated investments, at value (identified cost, $6,192,911)	6,192,650
Affiliated investment, at value (identified cost, $4,473,127)	4,473,127
Dividends receivable from affiliated investment	6,023
Receivable for Fund shares sold	13,088
Receivable for open swap contracts	246,888
Receivable for closed swap contracts	264,282
Receivable from affiliate	11,290
Total assets	$23,720,147

Liabilities
Payable for Fund shares redeemed	$14,823
Payable for open swap contracts	19,549
Due to custodian	260,953
Payable to affiliates:
Investment adviser and administration fee	6,709
Distribution and service fees	3,578
Trustees’ fees	120
Accrued expenses	79,691
Total liabilities	$385,423
Net Assets	$23,334,724

Sources of Net Assets
Paid-in capital	$37,896,836
Accumulated undistributed net investment income	309,187
Accumulated net realized loss	(16,191,543)
Net unrealized appreciation	1,320,244
Total	$23,334,724

Class A Shares
Net Assets	$8,118,102
Shares Outstanding	1,466,527
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.54
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$5.82

Class C Shares
Net Assets	$2,333,790
Shares Outstanding	433,715
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.38

Class I Shares
Net Assets	$12,882,832
Shares Outstanding	2,328,054
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest	$38,300
Dividends from affiliated investment	30,966
Dividends allocated from affiliated Portfolio (net of foreign taxes, $2,638)	20,476
Interest and other income allocated from affiliated Portfolio (net of foreign taxes, $10,741)	371,043
Expenses, excluding interest expense, allocated from affiliated Portfolio	(65,057)
Interest expense allocated from affiliated Portfolio	(4,261)
Net investment income	$391,467

Expenses
Investment adviser and administration fee	$38,712
Distribution and service fees
Class A	9,507
Class C	11,489
Trustees’ fees and expenses	690
Custodian fee	18,020
Transfer and dividend disbursing agent fees	17,976
Legal and accounting services	35,734
Printing and postage	10,781
Registration fees	44,668
Miscellaneous	8,633
Total expenses	$196,210
Deduct —
Allocation of expenses to affiliate	$113,964
Total expense reductions	$113,964

Net expenses	$82,246

Net investment income	$309,221

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Statement of Operations (Unaudited) — continued

Realized and Unrealized Gain (Loss)	Six Months Ended April 30, 2018
Net realized gain (loss) —
Investment transactions	$1,357
Investment transactions — affiliated investment	(929)
Swap contracts	1,137,178
Net realized gain (loss) allocated from affiliated Portfolio —
Investment transactions (net of foreign capital gains taxes of $2,391)	115,392
Written options	8,453
Securities sold short	260
Futures contracts	(184,233)
Swap contracts	(94,960)
Forward volatility agreements	(1,441)
Foreign currency transactions	6,580
Forward foreign currency exchange contracts	(49,452)
Net realized gain	$938,205
Change in unrealized appreciation (depreciation) —
Investments	$1,228
Investments — affiliated investment	14
Swap contracts	(199,120)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio —
Investments (including net decrease of $1,237 in accrued foreign capital gains taxes)	(21,669)
Written options	(7,624)
Securities sold short	(219)
Futures contracts	1,624
Swap contracts	(19,779)
Forward volatility agreements	(285)
Foreign currency	(10,161)
Forward foreign currency exchange contracts	(148,355)
Net change in unrealized appreciation (depreciation)	$(404,346)

Net realized and unrealized gain	$533,859

Net increase in net assets from operations	$843,080

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$309,221	$611,509
Net realized gain	938,205	334,034
Net change in unrealized appreciation (depreciation)	(404,346)	427,950
Net increase in net assets from operations	$843,080	$1,373,493
Distributions to shareholders —
From net investment income
Class A	$(329,406)	$(139,122)
Class C	(88,553)	(26,073)
Class I	(619,109)	(463,229)
Total distributions to shareholders	$(1,037,068)	$(628,424)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,237,455	$2,463,587
Class C	226,768	302,812
Class I	6,841,242	7,512,326
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	326,667	132,686
Class C	77,804	19,874
Class I	558,846	401,060
Cost of shares redeemed
Class A	(944,470)	(2,749,506)
Class C	(292,507)	(914,435)
Class I	(5,641,246)	(23,498,364)
Net increase (decrease) in net assets from Fund share transactions	$2,390,559	$(16,329,960)

Net increase (decrease) in net assets	$2,196,571	$(15,584,891)

Net Assets
At beginning of period	$21,138,153	$36,723,044
At end of period	$23,334,724	$21,138,153

Accumulated undistributed net investment income included in net assets
At end of period	$309,187	$1,037,034

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		Period Ended October 31, 2016(1)		Year Ended December 31,
							2015		2014		2013	2012
Net asset value — Beginning of period	$5.590		$5.400		$4.890		$6.640		$8.080		$9.180	$9.280

Income (Loss) From Operations
Net investment income (loss)(2)	$0.073		$0.117		$0.088		$(0.025)		$(0.079)		$(0.054)	$0.035
Net realized and unrealized gain (loss)	0.133		0.171		0.476		(1.592)		(1.305)		(1.010)	(0.120)

Total income (loss) from operations	$0.206		$0.288		$0.564		$(1.617)		$(1.384)		$(1.064)	$(0.085)

Less Distributions
From net investment income	$(0.256)		$(0.098)		$(0.054)		$(0.133)		$(0.056)		$—	$—
From net realized gain	—		—		—		—		—		(0.036)	(0.015)

Total distributions	$(0.256)		$(0.098)		$(0.054)		$(0.133)		$(0.056)		$(0.036)	$(0.015)

Net asset value — End of period	$5.540		$5.590		$5.400		$4.890		$6.640		$8.080	$9.180

Total Return(3)	3.91	%(4)(5)	5.40	%(5)	11.53	%(4)(5)	(24.83	)%(5)	(17.16	)%(5)	(11.60)%	(0.92	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,118		$7,557		$7,443		$7,165		$13,203		$43,845	$40,990
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.39	%(5)(7)(8)	1.38	%(5)(7)	1.37	%(5)(7)(8)	1.49	%(5)	1.50	%(5)	1.48%	1.50	%(5)
Net investment income (loss)	2.65	%(8)	2.16%		2.04	%(8)	(0.42)%		(0.96)%		(0.63)%	0.37%
Portfolio Turnover	20	%(4)(9)	22	%(9)	15	%(4)(9)	50	%(9)	111%		264%	355%

(1)	For the ten months ended October 31, 2016. Effective January 1, 2016, the Fund changed its fiscal year-end from December 31 to October 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or sub-adviser reimbursed operating expenses (equal to 1.00%, 0.69%, 0.57%, 0.14%, 0.01% and 0.09% of average daily net assets for the six months ended April 30, 2018, the year ended October 31, 2017, the ten months ended October 31, 2016 and the years ended December 31, 2015, 2014 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest expense, including allocated from the Portfolio, of 0.04%, 0.03% and 0.02% for the six months ended April 30, 2018, the year ended October 31, 2017 and the ten months ended October 31, 2016, respectively.

(8)	Annualized.

(9)	Percentage includes both purchases and sales of securities held directly by the Fund and the Fund’s contributions to and withdrawals from the Portfolio.

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		Period Ended October 31, 2016(1)		Year Ended December 31,
							2015		2014		2013	2012
Net asset value — Beginning of period	$5.410		$5.220		$4.720		$6.460		$7.850		$8.990	$9.150

Income (Loss) From Operations
Net investment income (loss)(2)	$0.050		$0.074		$0.054		$(0.071)		$(0.137)		$(0.113)	$(0.035)
Net realized and unrealized gain (loss)	0.132		0.168		0.446		(1.538)		(1.253)		(0.991)	(0.115)

Total income (loss) from operations	$0.182		$0.242		$0.500		$(1.609)		$(1.390)		$(1.104)	$(0.150)

Less Distributions
From net investment income	$(0.212)		$(0.052)		$(0.000	)(3)	$(0.131)		$—		$—	$—
From net realized gain	—		—		—		—		—		(0.036)	(0.010)

Total distributions	$(0.212)		$(0.052)		$(0.000	)(3)	$(0.131)		$—		$(0.036)	$(0.010)

Net asset value — End of period	$5.380		$5.410		$5.220		$4.720		$6.460		$7.850	$8.990

Total Return(4)	3.55	%(5)(6)	4.66	%(5)	10.83	%(5)(6)	(25.56	)%(5)	(17.71	)%(5)	(12.29)%	(1.64	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,334		$2,331		$2,839		$3,026		$6,077		$11,911	$18,731
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.14	%(5)(8)(9)	2.13	%(5)(8)	2.12	%(5)(8)(9)	2.24	%(5)	2.25	%(5)	2.23%	2.25	%(5)
Net investment income (loss)	1.89	%(9)	1.40%		1.30	%(9)	(1.22)%		(1.74)%		(1.34)%	(0.38)%
Portfolio Turnover	20	%(6)(10)	22	%(10)	15	%(6)(10)	50	%(10)	111%		264%	355%

(1)	For the ten months ended October 31, 2016. Effective January 1, 2016, the Fund changed its fiscal year-end from December 31 to October 31.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser and administrator and/or sub-adviser reimbursed operating expenses (equal to 1.00%, 0.69%, 0.57%, 0.14%, 0.01% and 0.09% of average daily net assets for the six months ended April 30, 2018, the year ended October 31, 2017, the ten months ended October 31, 2016 and the years ended December 31, 2015, 2014 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.04%, 0.03% and 0.02% for the six months ended April 30, 2018, the year ended October 31, 2017 and the ten months ended October 31, 2016, respectively.

(9)	Annualized.

(10)	Percentage includes both purchases and sales of securities held directly by the Fund and the Fund’s contributions to and withdrawals from the Portfolio.

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		Period Ended October 31, 2016(1)		Year Ended December 31,
							2015		2014		2013	2012
Net asset value — Beginning of period	$5.590		$5.400		$4.910		$6.650		$8.120		$9.190	$9.300

Income (Loss) From Operations
Net investment income (loss)(2)	$0.079		$0.128		$0.099		$(0.041)		$(0.062)		$(0.035)	$0.059
Net realized and unrealized gain (loss)	0.132		0.173		0.469		(1.565)		(1.310)		(0.999)	(0.128)

Total income (loss) from operations	$0.211		$0.301		$0.568		$(1.606)		$(1.372)		$(1.034)	$(0.069)

Less Distributions
From net investment income	$(0.271)		$(0.111)		$(0.078)		$(0.134)		$(0.098)		$—	$(0.012)
From net realized gain	—		—		—		—		—		(0.036)	(0.029)

Total distributions	$(0.271)		$(0.111)		$(0.078)		$(0.134)		$(0.098)		$(0.036)	$(0.041)

Net asset value — End of period	$5.530		$5.590		$5.400		$4.910		$6.650		$8.120	$9.190

Total Return(3)	4.01	%(4)(5)	5.65	%(5)	11.78	%(4)(5)	(24.79	)%(5)	(16.95	)%(5)	(11.26)%	(0.74	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,883		$11,250		$26,442		$49,072		$315,158		$574,341	$289,409
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(5)(7)(8)	1.13	%(5)(7)	1.12	%(5)(7)(8)	1.24	%(5)	1.25	%(5)	1.23%	1.25	%(5)
Net investment income (loss)	2.89	%(8)	2.36%		2.31	%(8)	(0.65)%		(0.76)%		(0.41)%	0.63%
Portfolio Turnover	20	%(4)(9)	22	%(9)	15	%(4)(9)	50	%(9)	111%		264%	355%

(1)	For the ten months ended October 31, 2016. Effective January 1, 2016, the Fund changed its fiscal year-end from December 31 to October 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or sub-adviser reimbursed operating expenses (equal to 1.00%, 0.69%, 0.57%, 0.12%, 0.01% and 0.09% of average daily net assets for the six months ended April 30, 2018, the year ended October 31, 2017, the ten months ended October 31, 2016 and the years ended December 31, 2015, 2014 and 2012, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest expense, including allocated from the Portfolio, of 0.05%, 0.03% and 0.02% for the six months ended April 30, 2018, the year ended October 31, 2017 and the ten months ended October 31, 2016, respectively.

(8)	Annualized.

(9)	Percentage includes both purchases and sales of securities held directly by the Fund and the Fund’s contributions to and withdrawals from the Portfolio.

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing directly in securities and commodity-linked derivatives and in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust managed by an affiliate of Eaton Vance Management (EVM). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in its net assets (0.2% at April 30, 2018). The performance of the Fund is affected by the performance of the Portfolio. The Portfolio’s consolidated financial statements as of April 30, 2018, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $4,568,867 or 19.6% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. The valuation policies of the Fund for its direct investments in securities and commodity-linked derivatives are consistent with the valuation policies of the Portfolio.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

13

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

H  Other — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $7,646,711 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $4,657,072 are short-term and $2,989,639 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivatives contracts and the Fund’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$235,756,988

Gross unrealized appreciation	$1,340,060
Gross unrealized depreciation	(213,478,385)

Net unrealized depreciation	$(212,138,325)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Trust and EVM and the investment advisory agreement and subsequent fee reduction agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.85% of the Fund’s consolidated average daily net assets up to $500 million, 0.80% from $500 million but less than $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The advisory fee payable by the Fund is reduced by the Fund’s allocable share of any fee paid pursuant to an investment advisory agreement by any

14

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

investment company advised by EVM or its affiliates in which the Fund invests its assets. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2018, the investment adviser and administration fee amounted to $38,712 and the Fund’s allocated portion of the investment adviser fee paid by the Portfolio totaled $58,000. For the six months ended April 30, 2018, the Fund’s investment adviser and administration fee, including the investment adviser fee allocated from the Portfolio, was 0.85% (annualized) of the Fund’s consolidated average daily net assets.

EVM has agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.35%, 2.10% and 1.10% of the Fund’s consolidated average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, EVM was allocated $113,964 of the Fund’s operating expenses for the six months ended April 30, 2018. Effective May 1, 2018, EVM has agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.25%, 2.00% and 1.00% of the Fund’s consolidated average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after February 29, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $1,889 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,991 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund and the Portfolio who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $9,507 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $8,617 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $2,872 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,144,094 and $2,447,306, respectively.

7  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2018.

15

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	224,045	457,228
Issued to shareholders electing to receive payments of distributions in Fund shares	61,869	24,663
Redemptions	(172,272)	(508,128)

Net increase (decrease)	113,642	(26,237)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	42,526	57,219
Issued to shareholders electing to receive payments of distributions in Fund shares	15,137	3,793
Redemptions	(54,723)	(173,558)

Net increase (decrease)	2,940	(112,546)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,236,382	1,388,056
Issued to shareholders electing to receive payments of distributions in Fund shares	106,043	74,685
Redemptions	(1,026,202)	(4,344,187)

Net increase (decrease)	316,223	(2,881,446)

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective and its use of derivatives. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative instruments, including total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $19,549.

16

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$246,888	(1)	$(19,549	)(2)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for such assets and pledged by the Fund (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$81,594	$—	$—	$—	$81,594
Credit Suisse International	12,084	—	—	—	12,084
Merrill Lynch International	153,210	—	—	—	153,210

	$246,888	$—	$—	$—	$246,888

17

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Barclays Bank PLC	$(19,549)	$—	$—	$—	$(19,549)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$1,137,178	(1)	$(199,120	)(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $22,591,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

11  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2018, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $260,953. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2018. The Fund’s average overdraft advances during the six months ended April 30, 2018 were not significant.

12  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

18

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investment in Affiliated Portfolio	$12,512,799	$—	$—	$12,512,799
Short-Term Investments —
U.S. Treasury Obligations	—	6,192,650	—	6,192,650
Other	—	4,473,127	—	4,473,127

Total Investments	$12,512,799	$10,665,777	$—	$23,178,576

Swap Contracts	$—	$246,888	$—	$246,888

Total	$12,512,799	$10,912,665	$—	$23,425,464

Liability Description

Swap Contracts	$—	$(19,549)	$—	$(19,549)

Total	$—	$(19,549)	$—	$(19,549)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 51.9%
Security		Principal Amount (000’s omitted)	Value

Albania — 1.0%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,250	$52,774,675
Total Albania			$52,774,675

Argentina — 2.0%
City of Buenos Aires, 26.134%, (Badlar + 3.25%), 3/29/24(2)	ARS	383,356	$18,264,489
City of Buenos Aires, 27.908%, (Badlar + 5.00%), 1/23/22(2)	ARS	85,359	4,347,921
Provincia de Buenos Aires/Argentina, 27.00%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	260,600	12,925,201
Provincia de Buenos Aires/Argentina, 27.50%, (Badlar + 3.83%), 5/31/22(2)	ARS	266,612	13,169,970
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,946	2,291,169
Republic of Argentina, 6.25%, 11/9/47	EUR	21,878	24,510,079
Republic of Argentina, 6.875%, 1/11/48	USD	30,547	27,198,285
Republic of Argentina, 7.625%, 4/22/46	USD	1,458	1,410,615
Total Argentina			$104,117,729

Australia — 2.2%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	119,004	$84,744,589
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	34,500	26,360,428
Total Australia			$111,105,017

Barbados — 1.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	29,459	$22,830,725
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	29,435	25,461,275
Barbados Government International Bond, 7.25%, 12/15/21(1)	USD	30,909	27,199,920
Total Barbados			$75,491,920

Dominican Republic — 3.7%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	4,187,800	$87,597,948
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	4,456,860
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	19,650,629
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	40,340,728
Dominican Republic, 12.00%, 3/5/32(1)	DOP	341,000	7,805,589
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	20,466,525
Dominican Republic, 15.00%, 4/5/19(1)	DOP	393,400	8,516,989
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,550,688
Total Dominican Republic			$191,385,956

Security		Principal Amount (000’s omitted)	Value

El Salvador — 4.8%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$4,047,365
Republic of El Salvador, 6.375%, 1/18/27(1)(3)	USD	17,931	17,774,104
Republic of El Salvador, 7.625%, 9/21/34(1)	USD	1,741	1,832,402
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	27,000	28,215,000
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	30,500	32,979,650
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	33,712	37,319,858
Republic of El Salvador, 8.625%, 2/28/29(1)(3)	USD	107,904	123,550,080
Total El Salvador			$245,718,459

Georgia — 0.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$136,400
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,325	1,766,277
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	899,712
Total Georgia			$2,802,389

Iceland — 1.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,753,946	$16,917,201
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	737,800
Republic of Iceland, 6.50%, 1/24/31	ISK	5,991,265	65,934,115
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	5,951,658
Republic of Iceland, 8.00%, 6/12/25	ISK	351,832	4,064,901
Total Iceland			$93,605,675

India — 1.9%
India Government Bond, 6.97%, 9/6/26	INR	3,840,000	$54,309,303
India Government Bond, 7.59%, 3/20/29	INR	2,046,000	29,866,879
India Government Bond, 7.61%, 5/9/30	INR	1,113,060	16,102,179
Total India			$100,278,361

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$9,398,879
Total Kazakhstan			$9,398,879

Macedonia — 4.7%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	30,173	$36,162,535
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	88,774	114,433,682
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	52,370	68,890,390
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	16,719	23,352,540
Total Macedonia			$242,839,147

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

New Zealand — 4.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	41,301	$30,321,655
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	103,262	78,703,265
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	104,294	78,205,102
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	67,122	53,842,924
Total New Zealand			$241,072,946

Serbia — 14.6%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,863,180	$230,378,108
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	21,873,110	239,148,908
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	20,613,276
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610	20,127,938
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370	28,847,512
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	12,091,930	149,908,675
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	60,069,700
Total Serbia			$749,094,117

Sri Lanka — 6.9%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	6,287,550	$39,777,665
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	743,801
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,314,370
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,237,179
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,424,000	27,475,312
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740	15,425,417
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,572,110
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	13,773,386
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	29,372,096
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930	3,834,153
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000	11,047,123
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	3,373,000	21,824,315
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	6,436,720	42,158,190
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	8,268,917
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	659,171
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	5,923,870	39,065,274
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	3,395,413
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,654,458
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	4,627,589
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	3,650,000	24,322,887
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	12,170,103
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	3,105,000	20,907,302
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,346,000	9,118,582
Total Sri Lanka			$356,744,813

Security		Principal Amount (000’s omitted)		Value

Tanzania — 0.0%
United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	0	(5)	$252
Total Tanzania				$252

Thailand — 1.0%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	1,644,655		$50,484,008
Total Thailand				$50,484,008

Turkey — 0.8%
Republic of Turkey, 6.00%, 3/25/27	USD	42,000		$42,233,730
Total Turkey				$42,233,730

Total Foreign Government Bonds (identified cost $2,564,128,395)				$2,669,148,073

Foreign Corporate Bonds — 2.0%
Security		Principal Amount (000’s omitted)		Value

Argentina — 0.3%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	165,870		$8,022,076
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	10,071		7,654,665
Total Argentina				$15,676,741

China — 0.3%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	3,282		$3,302,513
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	5,377		5,038,975
KWG Property Holding, Ltd., 6.00%, 9/15/22(1)	USD	5,375		5,034,891
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	1,000		894,597
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	2,835		2,829,273
Total China				$17,100,249

Ecuador — 0.5%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.925%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	3,998		$4,017,402
Petroamazonas EP, 4.625%, 11/6/20(1)	USD	22,000		20,385,530
Total Ecuador				$24,402,932

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,862,940
Total Georgia			$6,862,940

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	13,133	$13,773,234
Total Honduras			$13,773,234

Iceland — 0.4%
Heimavellir HF, 7.91%, 4/25/23(6)	ISK	1,963,167	$19,400,800
Total Iceland			$19,400,800

Indonesia — 0.0%(7)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,983,671
Total Indonesia			$1,983,671

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	5,376	$4,882,026
Total Singapore			$4,882,026

Total Foreign Corporate Bonds (identified cost $111,619,329)			$104,082,593

Sovereign Loans — 2.4%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.4%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(8)		$21,920	$22,059,214
Total Barbados			$22,059,214

Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(8)		$7,544	$7,306,493
Total Ethiopia			$7,306,493

Borrower		Principal Amount (000’s omitted)	Value

Iceland — 0.8%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing January 25, 2028(6)(9)	ISK	4,000,000	$39,087,538
Total Iceland			$39,087,538

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,134	$3,134,000
Total Kenya			$3,134,000

Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$50,800	$51,542,493
Total Tanzania			$51,542,493

Total Sovereign Loans (identified cost $122,446,675)			$123,129,738

Credit Linked Notes — 0.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(10)(11)		$3,000	$3,022,500
Total Argentina			$3,022,500

Total Credit Linked Notes (identified cost $3,034,039)			$3,022,500

Collateralized Mortgage Obligations — 0.9%
Security		Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(12)
Series 362, Class C6, 3.50%, 12/15/47		$35,009	$7,948,142
Series 2770, Class SH, 5.203%, (7.10% - 1 mo. USD LIBOR), 3/15/34(13)		1,884	319,843
Series 4791, Class JI, 4.00%, 5/15/48		65,698	15,846,762
			$24,114,747

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Interest Only:(12)
Series 424, Class C8, 3.50%, 2/25/48	$49,565	$11,283,871
Series 2010-67, Class BI, 5.50%, 6/25/25	263	7,302
Series 2010-109, Class PS, 4.703%, (6.60% - 1 mo. USD LIBOR), 10/25/40(13)	4,552	703,628
Series 2018-21, Class IO, 3.00%, 4/25/48	51,481	10,322,102
		$22,316,903

Total Collateralized Mortgage Obligations (identified cost $44,030,276)		$46,431,650

Small Business Administration Loans (Interest Only)(14) — 1.1%
Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,286	$100,583
1.88%, 10/30/42 to 12/28/42	11,193	967,893
2.13%, 1/25/43	1,762	172,703
2.24%, 8/15/40	65,845	6,523,902
2.38%, 11/30/42 to 3/1/43	6,384	709,025
2.48%, 10/12/42	263	28,813
2.63%, 10/27/42 to 3/22/43	11,947	1,485,823
2.803%, 10/1/40	140,338	18,294,725
2.88%, 10/27/42 to 2/13/43	10,785	1,482,663
3.028%, 10/12/39	151,702	21,020,537
3.13%, 12/11/42 to 2/15/43	7,801	1,190,626
3.134%, 10/12/42	1,060	146,501
3.38%, 12/18/42	686	116,997
3.63%, 10/27/42 to 3/28/43	24,043	4,279,526
3.634%, 11/22/42	3,340	592,314

Total Small Business Administration Loans (Interest Only) (identified cost $56,219,898)		$57,112,631

Common Stocks — 6.9%
Security	Shares	Value

Cyprus — 0.3%
Bank of Cyprus Holdings PLC(15)(16)	6,951,689	$15,908,036
Bank of Cyprus Holdings PLC(15)(16)	1,075,268	2,476,524
Total Cyprus		$18,384,560

Iceland — 2.7%
Eik Fasteignafelag HF	99,681,305	$9,841,054
Eimskipafelag Islands HF	6,347,970	14,020,865

Security	Shares	Value

Iceland (continued)
Hagar HF(15)	40,218,755	$16,295,770
Heimavellir HF(15)	143,296,854	1,940,080
Icelandair Group HF	62,006,300	8,272,409
N1 HF(15)	4,045,400	4,417,597
Reginn HF(15)	56,412,638	13,547,061
Reitir Fasteignafelag HF	27,213,913	24,231,382
Siminn HF	477,902,040	20,780,403
Sjova-Almennar Tryggingar HF	54,050,814	8,866,919
Tryggingamidstodin HF	851,393	298,484
Tryggingamidstodin HF	16,591,329	5,820,656
Vatryggingafelag Islands HF	65,137,096	8,915,395
Total Iceland		$137,248,075

Japan — 1.0%
Mitsubishi UFJ Financial Group, Inc.	2,574,900	$17,255,286
Mizuho Financial Group, Inc.	5,368,600	9,713,068
Resona Holdings, Inc.	730,800	4,152,463
Sumitomo Mitsui Financial Group, Inc.	319,700	13,324,534
Sumitomo Mitsui Trust Holdings, Inc.	165,100	7,001,408
Total Japan		$51,446,759

Serbia — 0.0%(7)
Komercijalna Banka AD Beograd(15)	32,745	$620,789
Total Serbia		$620,789

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.	79,369,266	$25,567,857
Total Singapore		$25,567,857

South Korea — 0.6%
Hana Financial Group, Inc.	21,300	$946,427
Hyundai Heavy Industries Co., Ltd.(15)	669	74,060
Hyundai Mobis Co., Ltd.	5,080	1,176,444
Hyundai Motor Co.	9,247	1,379,169
KB Financial Group, Inc.	20,997	1,192,946
Korea Electric Power Corp.	21,500	752,108
Korea Zinc Co., Ltd.	1,431	579,165
KT&G Corp.	6,856	626,928
LG Chem, Ltd.	2,199	736,068
LG Corp.	8,624	652,360
LG Electronics, Inc.	8,600	815,442
LG Household & Health Care, Ltd.	727	928,291
Lotte Chemical Corp.	1,700	654,631
Naver Corp.	2,544	1,696,447

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
POSCO	2,756	$949,609
S-Oil Corp.	6,100	625,608
Samsung Biologics Co., Ltd.(10)(15)	1,812	822,994
Samsung C&T Corp.	7,800	1,017,373
Samsung Electronics Co., Ltd.	1,881	4,662,259
Samsung Fire & Marine Insurance Co., Ltd.	2,300	574,287
Samsung Life Insurance Co., Ltd.	9,200	1,004,336
Samsung SDI Co., Ltd.	4,297	731,692
Samsung SDS Co., Ltd.	4,524	1,027,573
Shinhan Financial Group Co., Ltd.	16,666	742,081
SK Holdings Co., Ltd.	2,500	684,322
SK Hynix, Inc.	28,089	2,209,031
SK Innovation Co., Ltd.	3,677	673,797
SK Telecom Co., Ltd.	4,000	854,652
Woori Bank	45,755	683,096
Total South Korea		$29,473,196

Turkey — 0.4%
Akbank Turk AS	3,692,941	$7,683,804
Turkiye Garanti Bankasi AS	2,835,020	6,419,703
Turkiye Is Bankasi AS, Class C	5,394,867	8,174,661
Total Turkey		$22,278,168

Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$4,002,294
Bank for Investment and Development of Vietnam JSC	845,160	1,332,937
Bao Viet Holdings	283,140	1,140,098
Binh Minh Plastics JSC	460,800	1,077,058
Coteccons Construction JSC	239,670	1,416,804
Danang Rubber JSC	120,210	128,502
Domesco Medical Import Export JSC	195,910	844,017
FPT Corp.	26,960	72,234
HA TIEN 1 Cement JSC	388,990	225,127
Ho Chi Minh City Infrastructure Investment JSC(15)	1,400,400	1,930,296
Hoa Phat Group JSC(15)	1,569,170	3,698,985
Hoa Sen Group	255,450	187,276
KIDO Group Corp.	673,920	1,078,908
Kinh Bac City Development Share Holding Corp.(15)	921,600	536,656
Masan Group Corp.(15)	1,399,400	5,620,458
Mobile World Investment Corp.	279,000	1,247,879
PetroVietnam Drilling & Well Services JSC(15)	465,230	346,140
PetroVietnam Fertilizer & Chemical JSC	695,170	582,254
PetroVietnam Gas JSC	297,000	1,448,393
PetroVietnam Nhon Trach 2 Power JSC	1,590,240	2,198,749
PetroVietnam Technical Services Corp.	1,128,300	899,458

Security		Shares	Value

Vietnam (continued)
Pha Lai Thermal Power JSC		400,170	$322,527
Refrigeration Electrical Engineering Corp.		703,160	1,186,570
Saigon - Hanoi Commercial Joint Stock Bank(15)		1,719,602	859,597
Saigon Securities, Inc.		1,202,580	1,893,550
Saigon Thuong Tin Commercial JSB(15)		2,163,900	1,310,761
Tan Tao Investment & Industry JSC(15)		1,920,000	208,439
Viet Capital Securities JSC(15)		597,140	2,422,829
Vietnam Construction and Import-Export JSC		562,200	451,668
Vietnam Dairy Products JSC		820,400	6,652,880
Vietnam Joint Stock Commercial Bank for Industry and Trade		216,000	276,642
Vietnam Prosperity JSC Bank(15)		1,144,060	2,877,049
Vietnam Technological & Commercial Joint Stock Bank(15)		469,400	2,639,454
Vingroup JSC(15)		3,470,160	19,120,016
Total Vietnam			$70,236,505

Total Common Stocks (identified cost $344,661,170)			$355,255,909

Warrants — 0.0%(7)
Security	Shares		Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(6)(15)		22,753,484	$266,301

Total Warrants (identified cost $0)			$266,301

Short-Term Investments — 30.9%

Foreign Government Securities — 22.1%
Security		Principal Amount (000’s omitted)	Value

Argentina — 3.0%
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	209,580	$10,102,543
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	771,500	36,104,620
Banco Central Del Argentina, 0.00%, 7/18/18	ARS	1,612,051	73,869,104
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	724,191	32,555,942
Total Argentina			$152,632,209

Egypt — 9.3%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	490,725	$27,795,242
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	978,300	55,517,348
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	264,450	14,870,913

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	262,350	$14,703,636
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	202,000	11,283,739
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	289,400	16,112,638
Egypt Treasury Bill, 0.00%, 7/10/18	EGP	908,800	49,784,018
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	1,246,450	68,270,513
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	1,042,375	56,739,326
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	530,350	28,977,056
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	180,025	9,804,913
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	1,235,375	67,070,821
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	71,125	3,849,339
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	439,200	23,521,567
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	287,425	15,344,995
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	52,600	2,799,440
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	53,600	2,843,793
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	149,475	7,905,962
Total Egypt			$477,195,259

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,562	$637,328
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	870	354,463
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	186	75,258
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	7,625	3,063,849
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	700	270,543
Total Georgia			$4,401,441

Kazakhstan — 3.6%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	9,975,476	$30,361,425
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	25,428,238	76,171,343
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	13,987,849	41,317,599
National Bank of Kazakhstan Note, 0.00%, 2/8/19	KZT	5,972,050	17,131,677
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	7,703,382	21,930,336
Total Kazakhstan			$186,912,380

Nigeria — 6.1%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	8,809,529	$24,451,264
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	1,558,159	4,286,686
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	3,635,710	9,982,357
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	5,713,240	15,654,238
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	2,465,978	6,741,700
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	18,698,464	51,035,255
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	1,235,480	3,361,714
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,399,450	3,798,366
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	4,820,545	13,056,895

Security		Principal Amount (000’s omitted)	Value

Nigeria (continued)
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	6,564,636	$17,707,458
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	2,294,020	6,179,585
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,226,546	3,294,746
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	489,805	1,314,098
Nigeria Treasury Bill, 0.00%, 9/6/18	NGN	3,991,350	10,676,795
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	2,985,060	7,975,106
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	5,178,361	13,797,745
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	3,685,257	9,795,945
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	1,752,191	4,651,743
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	2,675,000	7,080,480
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	3,670,848	9,704,136
Nigeria Treasury Bill, 0.00%, 10/25/18	NGN	1,995,675	5,258,191
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	4,973,247	13,082,271
Nigeria Treasury Bill, 0.00%, 11/22/18	NGN	2,394,810	6,246,143
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	1,995,680	5,191,548
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	15,300,882	39,624,524
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	484,060	1,238,096
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	7,509,386	19,158,853
Total Nigeria			$314,345,938

Total Foreign Government Securities (identified cost $1,137,660,831)			$1,135,487,227

U.S. Treasury Obligations — 3.2%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(17)		$29,000	$28,997,486
U.S. Treasury Bill, 0.00%, 5/17/18(17)		36,000	35,974,600
U.S. Treasury Bill, 0.00%, 5/24/18(17)		100,000	99,898,257

Total U.S. Treasury Obligations (identified cost $164,879,315)			$164,870,343

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 5.6%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(18)	290,954,373	$290,925,278

Total Other (identified cost $290,918,655)		$290,925,278

Total Short-Term Investments (identified cost $1,593,458,801)		$1,591,282,848

Total Purchased Options — 0.3% (identified cost $24,125,306)		$17,238,462

Total Investments — 96.5% (identified cost $4,863,723,889)		$4,966,970,705

Other Assets, Less Liabilities — 3.5%		$182,148,743

Net Assets — 100.0%		$5,149,119,448

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $1,225,702,501 or 23.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Principal amount is less than $500.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Amount is less than 0.05%.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Fixed-rate loan.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $3,845,494 or 0.1% of the Portfolio’s net assets.

(11)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(12)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(14)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(15)	Non-income producing security.

(16)	Securities are traded on separate exchanges for the same entity.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options — 0.2%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	47,210,000	SEK	9.96	4/15/19	$342,464
Call SEK/Put EUR	BNP Paribas	EUR	30,685,000	SEK	9.96	4/15/19	222,591
Call SEK/Put EUR	Citibank, N.A.	EUR	70,810,000	SEK	9.58	4/12/19	190,431
Call SEK/Put EUR	Citibank, N.A.	EUR	47,190,000	SEK	9.96	4/12/19	339,526
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	169,871
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	169,871
Call SEK/Put EUR	Deutsche Bank AG	EUR	110,720,000	SEK	9.56	4/23/19	299,233
Put CNH/Call USD	Bank of America, N.A.	USD	170,000,000	CNH	7.40	11/12/18	45,390
Put CNH/Call USD	BNP Paribas	USD	197,300,000	CNH	6.86	8/9/18	53,468
Put CNH/Call USD	Citibank, N.A.	USD	182,000,000	CNH	6.85	7/23/18	29,848
Put CNH/Call USD	Citibank, N.A.	USD	171,500,000	CNH	7.45	11/9/18	37,387
Put CNH/Call USD	Deutsche Bank AG	USD	38,410,000	CNH	7.40	11/12/18	10,256
Put CNH/Call USD	Goldman Sachs International	USD	120,200,000	CNH	7.40	11/12/18	32,093
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	156,760,000	CNH	7.45	11/9/18	34,174
Put CNH/Call USD	Standard Chartered Bank	USD	108,580,000	CNH	6.96	8/20/18	23,779
Put EUR/Call USD	BNP Paribas	EUR	99,218,000	USD	1.22	2/27/20	2,484,856
Put EUR/Call USD	BNP Paribas	USD	103,555,000	USD	0.88	2/28/22	390,609
Put EUR/Call USD	Citibank, N.A.	EUR	198,955,000	USD	1.21	2/27/20	4,363,806
Put EUR/Call USD	Goldman Sachs International	EUR	99,217,000	USD	1.21	2/27/20	2,229,627
Put EUR/Call USD	Goldman Sachs International	USD	103,630,000	USD	0.87	2/24/22	388,716

Total							$11,857,996

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	3,562	GBP	26,748,127	GBP	6,275.00	2/15/22	$5,380,466

Total								$5,380,466

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,738,833	AUD	2,301,870	Citibank, N.A.	5/1/18	$5,870	$—
AUD	41,650,000	USD	33,740,457	Australia and New Zealand Banking Group Limited	5/2/18	—	(2,384,258)
AUD	25,820,000	USD	20,298,419	Goldman Sachs International	5/2/18	—	(859,834)
AUD	9,294,648	USD	7,151,553	JPMorgan Chase Bank, N.A.	5/2/18	—	(154,078)
EUR	9,293,763	HUF	2,884,333,425	Credit Agricole Corporate and Investment Bank	5/2/18	120,503	—
EUR	8,826,442	PLN	36,815,559	Bank of America, N.A.	5/2/18	169,597	—
HUF	2,884,333,425	EUR	9,294,156	Credit Agricole Corporate and Investment Bank	5/2/18	—	(120,976)
KRW	6,640,700,000	USD	6,170,507	Australia and New Zealand Banking Group Limited	5/2/18	47,085	—
KRW	3,832,400,000	USD	3,561,048	Australia and New Zealand Banking Group Limited	5/2/18	27,173	—

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	6,640,700,000	USD	6,220,214	Bank of America, N.A.	5/2/18	$—	$(2,621)
KRW	1,828,400,000	USD	1,698,941	BNP Paribas	5/2/18	12,964	—
KRW	58,055,000,000	USD	54,460,600	Goldman Sachs International	5/2/18	—	(104,531)
KRW	18,493,900,000	USD	17,494,939	JPMorgan Chase Bank, N.A.	5/2/18	—	(179,364)
KRW	99,909,000,000	USD	92,834,975	Nomura International PLC	5/2/18	708,399	—
KRW	35,082,000,000	USD	32,894,515	Nomura International PLC	5/2/18	—	(47,738)
KRW	12,580,600,000	USD	11,689,835	Standard Chartered Bank	5/2/18	89,202	—
KRW	3,832,400,000	USD	3,550,261	Standard Chartered Bank	5/2/18	37,961	—
KRW	2,687,100,000	USD	2,522,862	Standard Chartered Bank	5/2/18	—	(6,968)
KZT	1,696,950,000	USD	4,937,156	Deutsche Bank AG	5/2/18	246,665	—
KZT	1,061,553,000	USD	3,089,053	Goldman Sachs International	5/2/18	153,766	—
KZT	567,380,000	USD	1,647,684	Standard Chartered Bank	5/2/18	85,541	—
NZD	20,000,000	USD	14,075,400	Australia and New Zealand Banking Group Limited	5/2/18	—	(3,399)
NZD	68,032,700	USD	47,929,037	Australia and New Zealand Banking Group Limited	5/2/18	—	(61,227)
PHP	209,491,000	USD	4,058,016	BNP Paribas	5/2/18	—	(9,841)
PHP	1,219,000,000	USD	23,571,498	Deutsche Bank AG	5/2/18	—	(15,714)
PHP	1,204,000,000	USD	23,281,446	Goldman Sachs International	5/2/18	—	(15,521)
PHP	938,670,000	USD	18,189,517	JPMorgan Chase Bank, N.A.	5/2/18	—	(50,791)
PHP	1,209,640,000	USD	23,455,136	Nomura International PLC	5/2/18	—	(80,224)
PHP	865,280,000	USD	16,731,703	Standard Chartered Bank	5/2/18	—	(11,155)
PHP	930,479,000	USD	18,009,852	UBS AG	5/2/18	—	(29,408)
PLN	36,815,559	EUR	8,824,983	Bank of America, N.A.	5/2/18	—	(167,834)
USD	36,748,195	AUD	48,770,000	Australia and New Zealand Banking Group Limited	5/2/18	31,705	—
USD	14,099,239	AUD	18,700,000	Australia and New Zealand Banking Group Limited	5/2/18	20,946	—
USD	7,003,517	AUD	9,294,648	Australia and New Zealand Banking Group Limited	5/2/18	6,042	—
USD	3,582,352	KRW	3,832,400,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(5,870)
USD	6,207,422	KRW	6,640,700,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(10,171)
USD	6,170,507	KRW	6,640,700,000	Bank of America, N.A.	5/2/18	—	(47,085)
USD	1,712,803	KRW	1,828,400,000	BNP Paribas	5/2/18	898	—
USD	53,944,434	KRW	58,055,000,000	Goldman Sachs International	5/2/18	—	(411,635)
USD	17,184,445	KRW	18,493,900,000	JPMorgan Chase Bank, N.A.	5/2/18	—	(131,130)
USD	93,574,038	KRW	99,909,000,000	Nomura International PLC	5/2/18	30,664	—
USD	32,598,030	KRW	35,082,000,000	Nomura International PLC	5/2/18	—	(248,747)
USD	2,496,841	KRW	2,687,100,000	Standard Chartered Bank	5/2/18	—	(19,053)
USD	3,561,048	KRW	3,832,400,000	Standard Chartered Bank	5/2/18	—	(27,173)
USD	11,654,423	KRW	12,580,600,000	Standard Chartered Bank	5/2/18	—	(124,614)
USD	47,795,991	NZD	64,450,000	Australia and New Zealand Banking Group Limited	5/2/18	2,448,968	—
USD	17,194,052	NZD	23,582,700	Goldman Sachs International	5/2/18	601,264	—
USD	4,050,875	PHP	209,491,000	BNP Paribas	5/2/18	2,701	—
USD	23,424,289	PHP	1,219,000,000	Deutsche Bank AG	5/2/18	—	(131,494)
USD	23,138,272	PHP	1,204,000,000	Goldman Sachs International	5/2/18	—	(127,653)
USD	18,150,827	PHP	938,670,000	JPMorgan Chase Bank, N.A.	5/2/18	12,101	—
USD	23,390,506	PHP	1,209,640,000	Nomura International PLC	5/2/18	15,594	—
USD	16,663,714	PHP	865,280,000	Standard Chartered Bank	5/2/18	—	(56,834)
USD	17,992,439	PHP	930,479,000	UBS AG	5/2/18	11,995	—
USD	5,102,952	UYU	145,230,000	Citibank, N.A.	5/2/18	—	(1,794)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,078,682	UYU	145,230,000	Citibank, N.A.	5/2/18	$—	$(26,063)
UYU	145,230,000	USD	5,039,209	Citibank, N.A.	5/2/18	65,536	—
UYU	145,230,000	USD	5,078,682	Citibank, N.A.	5/2/18	26,063	—
CZK	472,437,000	EUR	18,728,905	Citibank, N.A.	5/7/18	—	(328,330)
EUR	18,666,161	CZK	472,437,000	Citibank, N.A.	5/7/18	252,539	—
EUR	13,079,410	HUF	4,050,870,000	Goldman Sachs International	5/7/18	202,652	—
EUR	8,076,065	PLN	33,657,000	BNP Paribas	5/7/18	165,878	—
HUF	4,050,870,000	EUR	13,056,793	Goldman Sachs International	5/7/18	—	(175,331)
PLN	33,657,000	EUR	8,057,120	BNP Paribas	5/7/18	—	(142,994)
RUB	2,416,325,606	USD	41,635,661	BNP Paribas	5/7/18	—	(3,283,022)
RUB	2,416,618,859	USD	41,644,302	Deutsche Bank AG	5/7/18	—	(3,287,008)
RUB	1,284,156,000	USD	22,213,389	Goldman Sachs International	5/7/18	—	(1,830,882)
RUB	1,088,751,000	USD	18,810,975	Standard Chartered Bank	5/7/18	—	(1,529,995)
SGD	95,282,821	USD	72,283,619	Deutsche Bank AG	5/7/18	—	(420,714)
SGD	6,731,486	USD	5,142,072	Nomura International PLC	5/7/18	—	(65,142)
USD	24,691,399	CLP	14,742,000,000	JPMorgan Chase Bank, N.A.	5/7/18	656,799	—
USD	37,668,361	COP	105,248,000,000	BNP Paribas	5/7/18	200,614	—
USD	15,479,924	COP	43,091,000,000	BNP Paribas	5/7/18	139,749	—
USD	5,160,072	COP	14,345,000,000	BNP Paribas	5/7/18	53,326	—
USD	56,760,345	COP	158,640,000,000	Standard Chartered Bank	5/7/18	285,320	—
USD	10,320,158	COP	28,721,000,000	Standard Chartered Bank	5/7/18	95,630	—
USD	209,801,873	EUR	167,903,959	Standard Chartered Bank	5/7/18	6,984,513	—
USD	19,734,018	RUB	1,223,064,282	BNP Paribas	5/7/18	321,177	—
USD	12,294,149	RUB	798,505,000	Goldman Sachs International	5/7/18	—	(379,960)
USD	21,520,130	RUB	1,381,248,000	Goldman Sachs International	5/7/18	—	(403,450)
USD	18,331,313	RUB	1,191,847,000	Standard Chartered Bank	5/7/18	—	(586,037)
USD	39,736,754	RUB	2,553,301,000	Standard Chartered Bank	5/7/18	—	(790,000)
UYU	405,243,408	USD	14,022,263	JPMorgan Chase Bank, N.A.	5/7/18	213,037	—
RUB	3,772,477,606	USD	65,231,664	BNP Paribas	5/8/18	—	(5,360,986)
RUB	1,932,264,513	USD	33,388,591	Credit Suisse International	5/8/18	—	(2,722,806)
USD	11,231,277	RUB	699,147,000	BNP Paribas	5/8/18	135,544	—
USD	46,868,244	RUB	2,924,719,000	Credit Suisse International	5/8/18	451,822	—
USD	35,449,055	RUB	2,185,745,119	Goldman Sachs International	5/8/18	760,435	—
UYU	301,650,000	USD	10,018,266	Citibank, N.A.	5/8/18	576,399	—
AUD	156,671,451	USD	123,175,878	Australia and New Zealand Banking Group Limited	5/9/18	—	(5,224,223)
AUD	18,886,554	USD	14,791,798	Goldman Sachs International	5/9/18	—	(572,869)
COP	69,795,160,000	USD	24,354,937	Standard Chartered Bank	5/9/18	491,453	—
ILS	58,261,000	USD	16,901,208	Goldman Sachs International	5/9/18	—	(705,991)
ILS	822,735,000	USD	238,073,673	Goldman Sachs International	5/9/18	—	(9,372,271)
NZD	9,523,483	USD	6,861,460	Australia and New Zealand Banking Group Limited	5/9/18	—	(161,023)
USD	54,021,534	AUD	68,976,105	Goldman Sachs International	5/9/18	2,092,189	—
USD	15,480,127	COP	43,107,000,000	BNP Paribas	5/9/18	134,460	—
USD	23,220,571	COP	64,708,000,000	Standard Chartered Bank	5/9/18	185,160	—
USD	136,844,763	NZD	187,692,553	Australia and New Zealand Banking Group Limited	5/9/18	4,789,906	—
CZK	460,503,000	EUR	18,015,069	JPMorgan Chase Bank, N.A.	5/10/18	—	(30,504)
CZK	1,944,655,000	EUR	76,022,479	JPMorgan Chase Bank, N.A.	5/10/18	—	(64,497)

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	109,767,504	CZK	2,796,876,000	JPMorgan Chase Bank, N.A.	5/10/18	$611,213	$—
EUR	48,575,087	CZK	1,230,917,000	JPMorgan Chase Bank, N.A.	5/10/18	590,307	—
EUR	30,908,513	CZK	782,279,000	JPMorgan Chase Bank, N.A.	5/10/18	420,839	—
THB	812,910,000	USD	25,587,347	Citibank, N.A.	5/10/18	173,115	—
THB	271,828,000	USD	8,218,534	Deutsche Bank AG	5/10/18	395,476	—
THB	206,890,000	USD	6,372,218	Deutsche Bank AG	5/10/18	183,959	—
THB	187,581,000	USD	5,773,944	Deutsche Bank AG	5/10/18	170,347	—
THB	103,737,762	USD	3,330,533	Deutsche Bank AG	5/10/18	—	(43,167)
THB	346,073,163	USD	11,130,797	Deutsche Bank AG	5/10/18	—	(164,018)
THB	161,026,000	USD	4,869,247	Standard Chartered Bank	5/10/18	233,537	—
THB	172,970,418	USD	5,573,398	Standard Chartered Bank	5/10/18	—	(92,105)
TRY	41,202,769	USD	10,104,677	Standard Chartered Bank	5/10/18	14,157	—
USD	221,674	EUR	181,866	Bank of America, N.A.	5/10/18	1,946	—
USD	35,490,963	EUR	28,678,060	JPMorgan Chase Bank, N.A.	5/10/18	842,428	—
USD	216,533	EUR	176,576	JPMorgan Chase Bank, N.A.	5/10/18	3,196	—
USD	62,592,045	EUR	52,439,716	JPMorgan Chase Bank, N.A.	5/10/18	—	(765,078)
USD	25,884,732	THB	812,910,000	Citibank, N.A.	5/10/18	124,270	—
USD	19,123,828	THB	594,416,395	Deutsche Bank AG	5/10/18	287,253	—
USD	20,588,703	THB	647,000,000	Deutsche Bank AG	5/10/18	85,796	—
USD	6,588,854	THB	206,890,000	Deutsche Bank AG	5/10/18	32,676	—
USD	5,773,944	THB	187,581,000	Deutsche Bank AG	5/10/18	—	(170,347)
USD	8,218,534	THB	271,828,000	Deutsche Bank AG	5/10/18	—	(395,476)
USD	20,546,639	THB	646,500,000	Standard Chartered Bank	5/10/18	59,576	—
USD	4,869,247	THB	161,026,000	Standard Chartered Bank	5/10/18	—	(233,537)
USD	105,057,330	TRY	431,927,452	Goldman Sachs International	5/10/18	—	(1,018,113)
USD	142,929,196	TRY	588,864,000	Standard Chartered Bank	5/10/18	—	(1,687,704)
AUD	42,429,000	USD	31,897,061	Australia and New Zealand Banking Group Limited	5/11/18	46,130	—
AUD	24,223,000	USD	18,210,246	Australia and New Zealand Banking Group Limited	5/11/18	26,336	—
EUR	32,773,797	SEK	329,103,000	Credit Suisse International	5/11/18	1,994,478	—
SEK	329,103,000	EUR	33,016,869	Credit Suisse International	5/11/18	—	(2,288,176)
USD	1,879,047	NZD	2,621,000	Australia and New Zealand Banking Group Limited	5/11/18	35,002	—
USD	6,110,174	NZD	8,944,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(182,517)
USD	17,322,863	NZD	25,357,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(517,450)
EUR	3,283,302	SEK	32,983,000	Deutsche Bank AG	5/14/18	198,332	—
EUR	3,271,353	SEK	33,036,500	Deutsche Bank AG	5/14/18	177,777	—
KZT	1,107,185,000	USD	3,210,628	Goldman Sachs International	5/14/18	163,615	—
RUB	1,231,074,000	USD	21,500,472	Bank of America, N.A.	5/14/18	—	(1,976,957)
SEK	66,019,500	EUR	6,662,766	Deutsche Bank AG	5/14/18	—	(506,765)
SGD	8,296,000	USD	6,274,296	Bank of America, N.A.	5/14/18	—	(16,553)
USD	16,769,790	RUB	1,045,282,000	Bank of America, N.A.	5/14/18	192,738	—
USD	7,858,367	SGD	10,320,000	Goldman Sachs International	5/14/18	73,903	—
USD	1,822,628	SGD	2,385,000	Goldman Sachs International	5/14/18	23,602	—
USD	1,950,486	SGD	2,570,000	Goldman Sachs International	5/14/18	11,914	—
COP	28,911,300,000	USD	9,922,538	BNP Paribas	5/15/18	369,275	—
COP	71,692,671,000	USD	24,585,964	Citibank, N.A.	5/15/18	935,115	—
COP	72,392,339,000	USD	24,806,339	JPMorgan Chase Bank, N.A.	5/15/18	963,807	—

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

COP	28,911,300,000	USD	9,928,331	Standard Chartered Bank	5/15/18	$363,482	$—
KZT	736,348,000	USD	2,153,379	Deutsche Bank AG	5/15/18	90,225	—
THB	193,030,000	USD	6,153,331	Deutsche Bank AG	5/15/18	—	(35,436)
USD	2,198,054	KZT	736,348,000	Goldman Sachs International	5/15/18	—	(45,550)
USD	6,153,331	THB	193,030,000	Deutsche Bank AG	5/15/18	35,436	—
USD	11,260,215	THB	349,776,067	JPMorgan Chase Bank, N.A.	5/15/18	174,408	—
USD	26,968,484	ZAR	376,507,000	BNP Paribas	5/15/18	—	(3,187,520)
ZAR	376,507,000	USD	31,405,942	BNP Paribas	5/15/18	—	(1,249,938)
COP	176,389,600,000	USD	60,160,164	Citibank, N.A.	5/16/18	2,630,500	—
PEN	71,094,200	USD	21,739,351	Standard Chartered Bank	5/16/18	106,950	—
PEN	134,222,200	USD	41,067,895	The Bank of Nova Scotia	5/16/18	176,801	—
RSD	980,000,000	EUR	8,243,274	Citibank, N.A.	5/16/18	46,503	—
RSD	3,347,471,852	EUR	28,285,108	Citibank, N.A.	5/16/18	4,328	—
RSD	1,193,579,000	EUR	10,040,200	Deutsche Bank AG	5/16/18	56,147	—
RSD	924,871,000	EUR	7,803,502	Deutsche Bank AG	5/16/18	14,944	—
USD	15,477,914	PEN	50,458,000	Bank of America, N.A.	5/16/18	—	(27,158)
USD	15,477,795	PEN	50,535,000	Bank of America, N.A.	5/16/18	—	(50,938)
USD	19,045,682	PEN	62,037,500	BNP Paribas	5/16/18	—	(17,616)
USD	11,423,400	PEN	37,297,400	Deutsche Bank AG	5/16/18	—	(37,595)
USD	1,543,949	PEN	4,988,500	Standard Chartered Bank	5/16/18	11,050	—
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(44,468)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(69,057)
USD	84,815,174	EUR	71,201,456	Standard Chartered Bank	5/17/18	—	(1,252,895)
AUD	12,561,995	USD	9,871,505	Australia and New Zealand Banking Group Limited	5/18/18	—	(413,952)
USD	6,004,264	INR	394,270,000	Goldman Sachs International	5/18/18	96,712	—
USD	10,066,575	NZD	13,806,567	Australia and New Zealand Banking Group Limited	5/18/18	352,964	—
EGP	120,004,000	USD	6,469,218	Citibank, N.A.	5/21/18	308,773	—
EUR	9,283,206	SEK	93,176,000	Deutsche Bank AG	5/21/18	570,162	—
INR	1,036,170,000	USD	15,846,001	Citibank, N.A.	5/21/18	—	(320,529)
INR	65,150,000	USD	990,508	Deutsche Bank AG	5/21/18	—	(14,332)
INR	6,345,319,124	USD	96,793,824	Deutsche Bank AG	5/21/18	—	(1,718,620)
INR	2,567,020,000	USD	39,065,896	Goldman Sachs International	5/21/18	—	(602,905)
INR	1,635,828,000	USD	24,900,342	JPMorgan Chase Bank, N.A.	5/21/18	—	(389,884)
SEK	93,176,000	EUR	9,402,884	Deutsche Bank AG	5/21/18	—	(714,870)
USD	14,159,292	INR	928,000,000	Bank of America, N.A.	5/21/18	254,587	—
USD	20,266,965	INR	1,338,025,000	Bank of America, N.A.	5/21/18	218,643	—
USD	5,031,958	INR	332,235,000	Bank of America, N.A.	5/21/18	53,908	—
USD	25,480,830	INR	1,681,480,000	Citibank, N.A.	5/21/18	286,344	—
USD	25,300,326	INR	1,670,960,000	Citibank, N.A.	5/21/18	263,466	—
USD	20,268,010	INR	1,337,790,000	Citibank, N.A.	5/21/18	223,209	—
USD	20,263,481	INR	1,337,795,000	Citibank, N.A.	5/21/18	218,605	—
USD	10,960,678	INR	717,622,976	Citibank, N.A.	5/21/18	208,161	—
USD	12,651,099	INR	834,340,000	Citibank, N.A.	5/21/18	149,751	—
USD	24,426,884	INR	1,612,785,000	Deutsche Bank AG	5/21/18	261,690	—
USD	25,081,409	INR	1,656,000,000	Goldman Sachs International	5/21/18	268,703	—
USD	25,317,541	INR	1,669,945,000	JPMorgan Chase Bank, N.A.	5/21/18	295,890	—

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	17,537,968	INR	1,149,000,000	Société Générale	5/21/18	$321,906	$—
USD	50,277,517	INR	3,320,830,000	Standard Chartered Bank	5/21/18	519,800	—
USD	25,076,504	INR	1,655,300,000	Standard Chartered Bank	5/21/18	274,286	—
USD	25,143,117	INR	1,660,200,000	Standard Chartered Bank	5/21/18	267,480	—
USD	1,035,233	INR	68,315,000	Standard Chartered Bank	5/21/18	11,634	—
USD	3,689,162	KZT	1,210,045,000	Citibank, N.A.	5/21/18	6,967	—
USD	3,784,448	KZT	1,267,790,000	Citibank, N.A.	5/21/18	—	(73,466)
USD	11,353,371	KZT	3,812,840,000	Citibank, N.A.	5/21/18	—	(249,188)
USD	15,137,836	KZT	5,062,660,000	Citibank, N.A.	5/21/18	—	(267,953)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(272,381)
EUR	11,184,310	HUF	3,490,017,000	Société Générale	5/22/18	75,602	—
EUR	11,513,489	PLN	48,055,000	Société Générale	5/22/18	228,611	—
HUF	3,490,017,000	EUR	11,244,336	Société Générale	5/22/18	—	(148,187)
KZT	1,377,031,186	USD	3,954,146	Standard Chartered Bank	5/22/18	235,295	—
KZT	2,280,000,000	USD	6,740,577	Standard Chartered Bank	5/22/18	196,031	—
PLN	48,055,000	EUR	11,533,218	Société Générale	5/22/18	—	(252,469)
USD	10,932,829	KZT	3,657,031,186	Standard Chartered Bank	5/22/18	—	(193,219)
ARS	203,848,000	USD	9,758,162	BNP Paribas	5/23/18	—	(14,576)
KZT	688,516,000	USD	1,977,074	Standard Chartered Bank	5/23/18	117,200	—
USD	6,395,924	ARS	132,587,495	BNP Paribas	5/23/18	58,468	—
USD	3,445,866	ARS	71,260,505	Citibank, N.A.	5/23/18	39,735	—
EUR	8,266,479	USD	10,204,059	Standard Chartered Bank	5/24/18	—	(206,547)
JPY	703,000,000	USD	6,560,284	Standard Chartered Bank	5/24/18	—	(120,717)
JPY	2,316,537,208	USD	21,755,609	Standard Chartered Bank	5/24/18	—	(535,842)
USD	24,970,083	EUR	20,225,241	Standard Chartered Bank	5/24/18	509,597	—
USD	6,141,711	EUR	4,977,035	Standard Chartered Bank	5/24/18	122,465	—
USD	135,280,731	EUR	112,124,267	Standard Chartered Bank	5/24/18	—	(322,795)
USD	16,958,794	JPY	1,869,333,944	Standard Chartered Bank	5/24/18	—	(164,535)
USD	28,705,199	JPY	3,219,001,028	Standard Chartered Bank	5/24/18	—	(781,247)
USD	19,919,001	NZD	27,364,347	Credit Suisse International	5/24/18	667,178	—
NOK	250,325,000	EUR	25,881,945	Deutsche Bank AG	5/28/18	—	(81,293)
AUD	36,508,000	USD	28,545,313	Standard Chartered Bank	5/29/18	—	(1,059,061)
KRW	26,274,500,000	USD	24,629,265	Citibank, N.A.	5/29/18	—	(72,725)
KRW	26,761,000,000	USD	25,080,600	Deutsche Bank AG	5/29/18	—	(69,370)
USD	139,860	EUR	112,701	JPMorgan Chase Bank, N.A.	5/29/18	3,510	—
USD	16,476,195	KRW	17,718,500,000	Credit Agricole Corporate and Investment Bank	5/29/18	—	(83,780)
USD	12,526,664	KRW	13,504,370,000	Deutsche Bank AG	5/29/18	—	(94,722)
USD	36,492,468	KRW	39,244,000,000	Goldman Sachs International	5/29/18	—	(185,560)
USD	71,276,989	NZD	97,777,000	Standard Chartered Bank	5/29/18	2,488,367	—
EUR	6,951,781	HUF	2,154,427,000	HSBC Bank USA, N.A.	5/30/18	105,127	—
EUR	7,041,493	PLN	29,399,000	HSBC Bank USA, N.A.	5/30/18	141,317	—
HUF	2,154,427,000	EUR	6,940,250	HSBC Bank USA, N.A.	5/30/18	—	(91,175)
PLN	29,399,000	EUR	7,053,940	HSBC Bank USA, N.A.	5/30/18	—	(156,377)
SGD	72,670,000	USD	55,130,296	Goldman Sachs International	5/30/18	—	(297,759)
COP	62,241,799,319	USD	21,699,135	Citibank, N.A.	5/31/18	455,861	—
KZT	4,608,285,300	USD	13,788,761	Goldman Sachs International	5/31/18	204,415	—

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

NOK	216,869,000	EUR	22,434,415	Citibank, N.A.	5/31/18	$—	$(87,619)
NOK	500,596,000	EUR	51,759,378	Goldman Sachs International	5/31/18	—	(171,151)
COP	56,497,352,000	USD	19,704,025	Citibank, N.A.	6/1/18	406,132	—
COP	43,371,714,000	USD	15,140,319	Standard Chartered Bank	6/1/18	297,785	—
KZT	1,354,544,000	USD	4,055,521	Deutsche Bank AG	6/1/18	56,709	—
EUR	65,114,596	HUF	20,361,008,495	Goldman Sachs International	6/4/18	290,767	—
EUR	65,305,565	PLN	272,494,000	Goldman Sachs International	6/4/18	1,381,282	—
HUF	20,361,008,495	EUR	65,602,373	Goldman Sachs International	6/4/18	—	(881,153)
KZT	7,626,026,000	USD	23,609,988	VTB Capital PLC	6/4/18	—	(473,124)
PLN	272,494,000	EUR	64,547,565	Goldman Sachs International	6/4/18	—	(463,830)
USD	18,922,290	KZT	6,329,506,000	Citibank, N.A.	6/4/18	—	(281,017)
ARS	221,094,700	USD	10,433,917	BNP Paribas	6/5/18	5,691	—
EUR	10,744,743	HUF	3,375,000,000	Barclays Bank PLC	6/5/18	—	(10,365)
EUR	4,120,065	HUF	1,294,292,000	Citibank, N.A.	6/5/18	—	(4,554)
EUR	10,775,991	PLN	45,000,000	Barclays Bank PLC	6/5/18	218,455	—
EUR	4,442,181	PLN	18,538,000	Citibank, N.A.	6/5/18	93,567	—
EUR	20,866,418	SEK	209,551,000	Goldman Sachs International	6/5/18	1,269,745	—
HUF	3,375,000,000	EUR	10,872,717	Barclays Bank PLC	6/5/18	—	(144,543)
HUF	1,294,292,000	EUR	4,170,629	Citibank, N.A.	6/5/18	—	(56,651)
KZT	1,360,626,518	USD	4,055,519	Standard Chartered Bank	6/5/18	71,797	—
PLN	45,000,000	EUR	10,697,351	Barclays Bank PLC	6/5/18	—	(123,263)
PLN	18,538,000	EUR	4,407,118	Citibank, N.A.	6/5/18	—	(51,124)
SEK	209,551,000	EUR	21,399,514	Goldman Sachs International	6/5/18	—	(1,915,038)
USD	4,491,416	ARS	93,646,020	BNP Paribas	6/5/18	69,656	—
USD	6,155,454	ARS	127,448,680	Citibank, N.A.	6/5/18	137,606	—
KZT	4,136,951,040	USD	12,071,640	Standard Chartered Bank	6/6/18	475,123	—
RUB	2,372,906,416	USD	40,881,871	BNP Paribas	6/6/18	—	(3,353,834)
USD	12,530,520	KZT	4,136,951,040	Standard Chartered Bank	6/6/18	—	(16,243)
USD	13,328,324	RUB	833,740,000	BNP Paribas	6/6/18	142,543	—
KZT	1,356,571,000	USD	4,055,519	Standard Chartered Bank	6/7/18	58,028	—
MAD	17,765,000	USD	1,750,246	BNP Paribas	6/7/18	160,795	—
MAD	23,324,000	USD	2,288,911	Credit Agricole Corporate and Investment Bank	6/7/18	220,131	—
USD	2,100,311	EUR	1,829,380	BNP Paribas	6/7/18	—	(114,459)
USD	180,288	EUR	157,085	Deutsche Bank AG	6/7/18	—	(9,889)
USD	1,643,624	EUR	1,377,700	Deutsche Bank AG	6/7/18	—	(24,313)
USD	1,401,786	EUR	1,224,000	Deutsche Bank AG	6/7/18	—	(80,071)
USD	5,117,784	EUR	4,338,760	Deutsche Bank AG	6/7/18	—	(135,010)
USD	2,808,458	EUR	2,441,000	Deutsche Bank AG	6/7/18	—	(146,780)
USD	4,118,934	KZT	1,356,571,000	Standard Chartered Bank	6/7/18	5,388	—
MAD	46,647,000	USD	4,577,723	Credit Agricole Corporate and Investment Bank	6/8/18	440,067	—
USD	7,793,945	NZD	10,672,047	Australia and New Zealand Banking Group Limited	6/8/18	286,041	—
MAD	23,404,000	USD	2,288,900	Société Générale	6/11/18	228,376	—
MAD	15,420,000	USD	1,508,511	Standard Chartered Bank	6/11/18	150,026	—
MAD	26,822,000	USD	2,768,580	Standard Chartered Bank	6/11/18	116,328	—
SGD	15,400,000	USD	11,729,267	Standard Chartered Bank	6/11/18	—	(106,066)
USD	1,095,102	EUR	956,036	Standard Chartered Bank	6/11/18	—	(62,732)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

ARS	106,715,112	USD	4,978,022	Deutsche Bank AG	6/12/18	$38,533	$—
COP	102,972,712,000	USD	35,900,259	Citibank, N.A.	6/12/18	744,427	—
COP	92,929,318,000	USD	32,397,050	Citibank, N.A.	6/12/18	673,514	—
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/12/18	78,937	—
MAD	69,971,000	USD	6,866,634	Credit Agricole Corporate and Investment Bank	6/12/18	658,995	—
USD	4,396,058	ARS	92,075,425	BNP Paribas	6/12/18	67,697	—
USD	700,129	ARS	14,639,687	BNP Paribas	6/12/18	11,934	—
USD	3,277,908	EUR	2,653,274	Standard Chartered Bank	6/12/18	64,315	—
USD	3,128,454	EUR	2,532,628	Standard Chartered Bank	6/12/18	60,985	—
USD	1,614,644	EUR	1,366,640	Standard Chartered Bank	6/12/18	—	(40,603)
USD	1,403,969	EUR	1,204,400	Standard Chartered Bank	6/12/18	—	(54,776)
USD	3,926,871	EUR	3,303,000	Standard Chartered Bank	6/12/18	—	(73,658)
USD	5,954,318	EUR	4,990,000	Standard Chartered Bank	6/12/18	—	(89,472)
USD	2,987,506	EUR	2,569,787	Standard Chartered Bank	6/12/18	—	(124,969)
USD	4,204,728	EUR	3,667,127	Standard Chartered Bank	6/12/18	—	(236,824)
USD	4,113,586	KZT	1,364,682,000	Goldman Sachs International	6/12/18	—	(20,870)
USD	8,576,895	NZD	11,921,710	Australia and New Zealand Banking Group Limited	6/12/18	189,822	—
USD	5,062,330	NZD	7,036,535	Australia and New Zealand Banking Group Limited	6/12/18	112,038	—
KZT	323,000,000	USD	938,681	Citibank, N.A.	6/13/18	39,710	—
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/13/18	78,201	—
KZT	3,560,660,000	USD	10,317,763	VTB Capital PLC	6/13/18	467,732	—
RUB	816,945,000	USD	13,449,868	Bank of America, N.A.	6/13/18	—	(540,373)
CZK	58,317,000	EUR	2,290,534	Goldman Sachs International	6/14/18	—	(17,081)
KZT	2,200,000,000	USD	6,344,629	VTB Capital PLC	6/14/18	318,143	—
KZT	3,210,000,000	USD	9,518,162	VTB Capital PLC	6/14/18	203,427	—
USD	16,307,460	KZT	5,410,000,000	VTB Capital PLC	6/14/18	—	(76,900)
USD	6,853,969	ZAR	82,195,000	Bank of America, N.A.	6/14/18	296,659	—
USD	3,634,577	ZAR	43,565,000	Standard Chartered Bank	6/14/18	159,072	—
ZAR	82,195,000	USD	6,821,541	Bank of America, N.A.	6/14/18	—	(264,231)
ZAR	43,565,000	USD	3,617,454	Standard Chartered Bank	6/14/18	—	(141,948)
AUD	37,600,000	USD	29,672,040	Australia and New Zealand Banking Group Limited	6/15/18	—	(1,361,755)
COP	36,149,401,000	USD	12,651,816	Citibank, N.A.	6/15/18	211,456	—
USD	29,771,161	NZD	40,550,000	Australia and New Zealand Banking Group Limited	6/15/18	1,243,679	—
USD	26,956,934	NZD	36,796,000	Australia and New Zealand Banking Group Limited	6/15/18	1,070,442	—
USD	4,012,948	ZAR	47,800,000	Credit Agricole Corporate and Investment Bank	6/15/18	200,067	—
USD	3,570,501	ZAR	42,541,000	Standard Chartered Bank	6/15/18	177,117	—
USD	45,405,152	ZAR	638,124,000	Standard Chartered Bank	6/15/18	—	(5,496,320)
USD	43,455,180	ZAR	609,850,000	UBS AG	6/15/18	—	(5,190,949)
UYU	338,936,000	USD	11,226,764	Citibank, N.A.	6/15/18	608,662	—
ZAR	47,800,000	USD	3,972,954	Credit Agricole Corporate and Investment Bank	6/15/18	—	(160,074)
ZAR	25,836,000	USD	2,145,045	Standard Chartered Bank	6/15/18	—	(84,176)
ZAR	654,829,000	USD	55,517,507	Standard Chartered Bank	6/15/18	—	(3,283,522)
ZAR	609,850,000	USD	51,720,117	UBS AG	6/15/18	—	(3,073,988)
COP	35,518,739,000	USD	12,449,611	Deutsche Bank AG	6/18/18	188,129	—
ARS	497,740,000	USD	23,348,344	BNP Paribas	6/19/18	—	(53,243)
USD	23,860,978	ARS	497,740,000	Citibank, N.A.	6/19/18	565,877	—

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	16,434,664	CLP	10,000,000,000	BNP Paribas	6/20/18	$133,293	$—
CZK	494,075,000	EUR	19,396,027	JPMorgan Chase Bank, N.A.	6/21/18	—	(136,528)
EUR	7,886,536	PLN	32,973,607	Société Générale	6/21/18	158,135	—
EUR	16,557,863	USD	20,584,653	Goldman Sachs International	6/21/18	—	(514,787)
EUR	22,542,457	USD	27,998,318	Goldman Sachs International	6/21/18	—	(674,498)
PLN	32,973,607	EUR	7,802,736	Société Générale	6/21/18	—	(56,561)
USD	16,965,780	EUR	13,731,081	Goldman Sachs International	6/21/18	322,271	—
USD	16,832,187	EUR	13,623,234	Goldman Sachs International	6/21/18	319,400	—
USD	7,788,465	EUR	6,237,358	Goldman Sachs International	6/21/18	228,133	—
USD	6,810,065	EUR	5,508,647	Goldman Sachs International	6/21/18	133,007	—
CNH	296,527,000	USD	46,660,425	Deutsche Bank AG	6/25/18	156,968	—
CNH	334,385,000	USD	52,604,165	Standard Chartered Bank	6/25/18	190,468	—
CNH	16,718,000	USD	2,629,981	Standard Chartered Bank	6/25/18	9,553	—
COP	101,919,161,000	USD	35,555,883	JPMorgan Chase Bank, N.A.	6/25/18	699,950	—
COP	90,793,114,000	USD	31,692,100	Standard Chartered Bank	6/25/18	605,850	—
USD	14,768,612	INR	973,487,800	Citibank, N.A.	6/25/18	218,649	—
USD	10,528,166	INR	695,438,000	Goldman Sachs International	6/25/18	133,997	—
USD	18,287,108	INR	1,200,000,000	UBS AG	6/25/18	351,644	—
USD	11,616,687	KZT	3,856,740,000	Goldman Sachs International	6/27/18	—	(36,601)
CZK	2,721,194,000	EUR	106,671,658	JPMorgan Chase Bank, N.A.	6/28/18	—	(585,063)
USD	52,433,111	EUR	42,260,910	Deutsche Bank AG	6/28/18	1,178,030	—
EUR	4,253,774	HUF	1,331,710,000	Credit Agricole Corporate and Investment Bank	6/29/18	14,613	—
EUR	4,304,472	PLN	18,000,000	Credit Agricole Corporate and Investment Bank	6/29/18	88,082	—
HUF	1,331,710,000	EUR	4,288,743	Credit Agricole Corporate and Investment Bank	6/29/18	—	(57,028)
NOK	66,446,000	EUR	6,915,364	Goldman Sachs International	6/29/18	—	(87,938)
PLN	18,000,000	EUR	4,248,322	Credit Agricole Corporate and Investment Bank	6/29/18	—	(19,977)
SGD	112,600,000	USD	85,987,018	Bank of America, N.A.	7/6/18	—	(946,466)
SGD	107,424,460	USD	82,053,514	Goldman Sachs International	7/6/18	—	(921,761)
USD	13,530,605	SGD	17,714,268	Goldman Sachs International	7/6/18	151,998	—
USD	156	SGD	204	Goldman Sachs International	7/6/18	2	—
KZT	3,171,350,000	USD	9,779,063	Deutsche Bank AG	7/9/18	—	(213,867)
USD	9,563,782	KZT	3,171,350,000	Deutsche Bank AG	7/9/18	—	(1,414)
AUD	64,660,000	USD	49,695,413	Citibank, N.A.	7/10/18	—	(1,003,435)
KZT	450,163,960	USD	1,297,302	Deutsche Bank AG	7/10/18	60,285	—
USD	47,913,344	NZD	65,960,000	Citibank, N.A.	7/10/18	1,508,481	—
CNH	66,000,000	USD	10,450,148	Citibank, N.A.	7/11/18	—	(36,583)
CNH	81,000,000	USD	12,831,073	Citibank, N.A.	7/11/18	—	(50,789)
CNH	132,805,600	USD	21,044,845	Citibank, N.A.	7/11/18	—	(90,606)
KZT	4,000,000,000	USD	11,808,118	VTB Capital PLC	7/11/18	253,470	—
USD	12,075,472	KZT	4,000,000,000	VTB Capital PLC	7/11/18	13,884	—
EUR	509,119	USD	631,932	Goldman Sachs International	7/12/18	—	(13,768)
EUR	976,256	USD	1,217,479	Goldman Sachs International	7/12/18	—	(32,126)
EUR	1,795,424	USD	2,237,332	Goldman Sachs International	7/12/18	—	(57,358)
EUR	3,111,266	USD	3,844,653	Goldman Sachs International	7/12/18	—	(67,007)
EUR	4,210,104	USD	5,230,633	Goldman Sachs International	7/12/18	—	(118,796)
EUR	5,274,703	USD	6,573,783	Goldman Sachs International	7/12/18	—	(169,328)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KZT	6,740,000,000	USD	20,000,000	VTB Capital PLC	7/12/18	$321,315	$—
USD	143,095,150	EUR	113,943,775	Goldman Sachs International	7/12/18	4,746,548	—
USD	128,524,854	EUR	102,680,238	Goldman Sachs International	7/12/18	3,852,247	—
USD	20,000,000	KZT	6,740,000,000	Standard Chartered Bank	7/12/18	—	(321,315)
USD	60,248,834	NZD	82,912,000	Australia and New Zealand Banking Group Limited	7/12/18	1,917,511	—
USD	25,619,858	NZD	35,517,528	Australia and New Zealand Banking Group Limited	7/12/18	632,107	—
USD	15,121,576	NZD	20,963,465	Australia and New Zealand Banking Group Limited	7/12/18	373,088	—
USD	6,055,258	NZD	8,333,000	Australia and New Zealand Banking Group Limited	7/12/18	192,718	—
USD	16,274,917	ZAR	198,595,000	Barclays Bank PLC	7/12/18	487,457	—
ZAR	198,595,000	USD	16,439,031	Barclays Bank PLC	7/12/18	—	(651,571)
ILS	20,974,200	USD	5,954,858	JPMorgan Chase Bank, N.A.	7/13/18	—	(101,983)
MAD	23,269,000	USD	2,288,882	Société Générale	7/13/18	208,999	—
RUB	1,223,766,000	USD	21,230,825	Bank of America, N.A.	7/13/18	—	(1,960,626)
USD	19,704,854	RUB	1,223,766,000	Bank of America, N.A.	7/13/18	434,654	—
CNH	49,364,000	USD	7,830,956	Citibank, N.A.	7/16/18	—	(43,767)
CNH	80,200,000	USD	12,708,373	Citibank, N.A.	7/16/18	—	(56,793)
CNH	90,004,400	USD	14,273,951	Citibank, N.A.	7/16/18	—	(75,723)
CNH	39,900,000	USD	6,329,315	Deutsche Bank AG	7/16/18	—	(35,075)
CNH	105,902,000	USD	16,813,044	Deutsche Bank AG	7/16/18	—	(106,963)
EGP	137,000,000	USD	7,606,885	BNP Paribas	7/16/18	51,055	—
KRW	41,735,300,000	USD	39,247,038	Goldman Sachs International	7/16/18	—	(194,343)
KZT	2,452,093,000	USD	7,341,596	Goldman Sachs International	7/16/18	47,964	—
KZT	1,226,047,000	USD	3,670,799	Goldman Sachs International	7/16/18	23,982	—
KZT	6,710,000,000	USD	20,000,000	VTB Capital PLC	7/16/18	221,070	—
MAD	49,512,000	USD	4,906,794	Société Générale	7/16/18	406,408	—
SGD	61,047,680	USD	46,723,441	Goldman Sachs International	7/16/18	—	(606,382)
SGD	59,000,000	USD	45,162,278	Standard Chartered Bank	7/16/18	—	(592,092)
USD	95,381,183	KRW	101,428,350,000	Goldman Sachs International	7/16/18	472,307	—
USD	29,061,881	KRW	30,904,404,316	Goldman Sachs International	7/16/18	143,908	—
USD	11,112,205	KZT	3,678,140,000	Goldman Sachs International	7/16/18	27,865	—
USD	19,976,183	KZT	6,710,000,000	VTB Capital PLC	7/16/18	—	(244,886)
USD	17,570,618	ZAR	213,097,776	Credit Agricole Corporate and Investment Bank	7/16/18	638,766	—
ZAR	213,097,776	USD	17,647,484	Credit Agricole Corporate and Investment Bank	7/16/18	—	(715,631)
EUR	5,017,985	HUF	1,569,604,000	Credit Agricole Corporate and Investment Bank	7/19/18	23,713	—
EUR	5,043,554	PLN	21,120,000	Credit Agricole Corporate and Investment Bank	7/19/18	101,683	—
EUR	1,765,900	USD	2,189,831	Goldman Sachs International	7/19/18	—	(44,545)
HUF	2,543,180,000	EUR	8,191,385	Citibank, N.A.	7/19/18	—	(112,408)
HUF	1,569,604,000	EUR	5,053,930	Credit Agricole Corporate and Investment Bank	7/19/18	—	(67,381)
PLN	21,120,000	EUR	4,989,366	Credit Agricole Corporate and Investment Bank	7/19/18	—	(35,852)
USD	51,290,925	EUR	40,921,434	Goldman Sachs International	7/19/18	1,577,936	—
EUR	4,997,858	PLN	20,919,500	Citibank, N.A.	7/20/18	103,699	—
EUR	9,360,799	SEK	93,974,000	State Street Bank and Trust Company	7/20/18	574,970	—
SEK	93,974,000	EUR	9,489,573	State Street Bank and Trust Company	7/20/18	—	(731,421)
PHP	2,461,000,000	USD	46,892,178	Citibank, N.A.	7/23/18	510,024	—
USD	17,377,328	ZAR	211,271,224	Credit Agricole Corporate and Investment Bank	7/23/18	605,363	—
ZAR	211,271,224	USD	17,475,886	Credit Agricole Corporate and Investment Bank	7/23/18	—	(703,920)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	19,747,180	NZD	27,364,347	Australia and New Zealand Banking Group Limited	7/24/18	$495,037	$—
USD	15,997,218	TWD	460,000,000	JPMorgan Chase Bank, N.A.	7/24/18	363,996	—
KZT	3,602,950,000	USD	10,353,305	Standard Chartered Bank	7/25/18	492,631	—
USD	10,667,506	KZT	3,602,950,000	Standard Chartered Bank	7/25/18	—	(178,431)
AUD	13,313,568	USD	10,260,261	JPMorgan Chase Bank, N.A.	7/26/18	—	(233,290)
AUD	14,430,813	USD	11,121,279	JPMorgan Chase Bank, N.A.	7/26/18	—	(252,867)
DOP	321,064,000	USD	6,484,831	Citibank, N.A.	7/26/18	—	(80,146)
USD	72,901,000	EUR	58,162,366	Standard Chartered Bank	7/26/18	2,204,798	—
USD	22,711,693	EUR	18,119,996	Standard Chartered Bank	7/26/18	686,886	—
USD	8,454,245	EUR	6,797,000	Standard Chartered Bank	7/26/18	192,509	—
USD	2,403,150	EUR	1,932,072	Standard Chartered Bank	7/26/18	54,721	—
USD	17,541,928	NZD	23,981,549	JPMorgan Chase Bank, N.A.	7/26/18	669,685	—
USD	3,820,546	NZD	5,223,064	JPMorgan Chase Bank, N.A.	7/26/18	145,854	—
COP	107,445,784,000	USD	38,017,757	The Toronto-Dominion Bank	7/27/18	168,859	—
KZT	4,405,170,000	USD	12,609,618	Citibank, N.A.	7/27/18	648,030	—
USD	13,245,604	KZT	4,477,014,000	Citibank, N.A.	7/27/18	—	(228,264)
RUB	3,237,699,000	USD	56,108,745	Credit Suisse International	7/30/18	—	(5,226,426)
RUB	4,264,401,000	USD	74,607,899	Credit Suisse International	7/30/18	—	(7,590,362)
USD	5,353,559	KZT	1,778,720,000	Deutsche Bank AG	7/30/18	2,325	—
USD	22,524,524	RUB	1,419,045,000	Credit Suisse International	7/30/18	223,408	—
USD	5,650,183	RUB	370,200,000	Goldman Sachs International	7/30/18	—	(167,725)
USD	33,811,146	RUB	2,110,447,761	Standard Chartered Bank	7/30/18	644,234	—
USD	33,786,785	RUB	2,126,540,239	Standard Chartered Bank	7/30/18	366,971	—
USD	22,506,550	RUB	1,475,867,000	Standard Chartered Bank	7/30/18	—	(687,557)
UYU	293,400,000	USD	10,000,000	Citibank, N.A.	7/30/18	175,988	—
UYU	293,300,000	USD	10,000,000	Citibank, N.A.	7/30/18	172,520	—
AUD	2,301,870	USD	1,739,500	Citibank, N.A.	7/31/18	—	(5,805)
RUB	1,306,617,000	USD	22,759,397	Deutsche Bank AG	7/31/18	—	(2,227,535)
AUD	9,294,648	USD	7,006,770	Australia and New Zealand Banking Group Limited	8/2/18	—	(6,228)
AUD	48,770,000	USD	36,765,265	Australia and New Zealand Banking Group Limited	8/2/18	—	(32,680)
AUD	19,973,182	USD	15,388,797	Australia and New Zealand Banking Group Limited	8/2/18	—	(345,398)
AUD	21,649,291	USD	16,680,194	Australia and New Zealand Banking Group Limited	8/2/18	—	(374,383)
KRW	12,580,600,000	USD	11,690,160	Standard Chartered Bank	8/2/18	90,566	—
PHP	1,219,000,000	USD	23,263,359	Deutsche Bank AG	8/2/18	198,743	—
PHP	1,204,000,000	USD	22,979,292	Goldman Sachs International	8/2/18	194,105	—
PHP	865,280,000	USD	16,545,816	Standard Chartered Bank	8/2/18	108,234	—
USD	123,474,359	EUR	99,311,000	Standard Chartered Bank	8/2/18	2,696,733	—
USD	14,474,824	EUR	11,800,000	Standard Chartered Bank	8/2/18	124,188	—
USD	3,561,147	KRW	3,832,400,000	Standard Chartered Bank	8/2/18	—	(27,589)
USD	26,203,928	NZD	35,827,523	Australia and New Zealand Banking Group Limited	8/2/18	997,114	—
USD	5,707,088	NZD	7,803,060	Australia and New Zealand Banking Group Limited	8/2/18	217,167	—
USD	47,924,275	NZD	68,032,700	Australia and New Zealand Banking Group Limited	8/2/18	59,186	—
NOK	473,560,000	EUR	48,851,843	Bank of America, N.A.	8/6/18	—	(189,103)
NOK	495,040,000	EUR	51,035,052	Citibank, N.A.	8/6/18	—	(157,971)
UYU	306,350,000	USD	10,017,986	Citibank, N.A.	8/8/18	591,147	—
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(20,719)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	1,022,059,000	EUR	40,094,896	Goldman Sachs International	8/9/18	$—	$(293,937)
USD	32,009,868	JPY	3,455,817,321	Goldman Sachs International	8/9/18	178,280	—
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	3,304	—
UYU	247,834,223	USD	8,403,439	JPMorgan Chase Bank, N.A.	8/14/18	169,962	—
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(769,886)
USD	107,596,788	EUR	85,559,963	Standard Chartered Bank	8/16/18	3,424,486	—
USD	53,757,090	EUR	43,348,122	Standard Chartered Bank	8/16/18	979,208	—
USD	29,737,534	EUR	24,082,290	Standard Chartered Bank	8/16/18	416,489	—
USD	10,356,359	EUR	8,292,816	Standard Chartered Bank	8/16/18	259,560	—
UAH	123,336,000	USD	4,282,500	Citibank, N.A.	8/22/18	201,242	—
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,615,755)
USD	168,931,492	EUR	135,222,000	Standard Chartered Bank	8/23/18	4,200,108	—
USD	5,309,928	EUR	4,227,902	Standard Chartered Bank	8/23/18	159,374	—
UYU	141,168,000	USD	4,800,000	JPMorgan Chase Bank, N.A.	8/23/18	75,553	—
KZT	1,071,470,000	USD	3,043,949	Deutsche Bank AG	8/27/18	166,584	—
USD	3,163,478	KZT	1,071,470,000	Deutsche Bank AG	8/27/18	—	(47,055)
USD	44,165,123	EUR	35,410,000	Deutsche Bank AG	8/30/18	1,003,041	—
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(175,223)
RSD	851,040,000	EUR	6,848,039	Deutsche Bank AG	9/7/18	317,796	—
RSD	425,778,000	EUR	3,424,029	Deutsche Bank AG	9/7/18	161,515	—
UYU	410,870,000	USD	13,357,282	Citibank, N.A.	9/10/18	787,196	—
RUB	1,731,500,000	USD	29,967,117	Credit Suisse International	9/12/18	—	(2,887,558)
USD	27,653,692	RUB	1,731,500,000	Credit Suisse International	9/12/18	574,133	—
UYU	142,950,000	USD	4,881,339	JPMorgan Chase Bank, N.A.	9/12/18	38,046	—
RSD	841,746,000	EUR	6,788,274	Deutsche Bank AG	9/13/18	290,527	—
USD	172,335,123	EUR	136,665,442	JPMorgan Chase Bank, N.A.	9/13/18	5,560,291	—
UYU	140,265,000	USD	4,783,936	Citibank, N.A.	9/13/18	42,184	—
RSD	418,835,000	EUR	3,394,125	Deutsche Bank AG	9/17/18	122,694	—
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(235,946)
RSD	418,329,000	EUR	3,394,150	Deutsche Bank AG	9/18/18	117,054	—
CZK	2,343,059,000	EUR	91,848,648	JPMorgan Chase Bank, N.A.	9/20/18	—	(725,283)
USD	65,321,977	EUR	52,594,184	JPMorgan Chase Bank, N.A.	9/20/18	1,103,883	—
UAH	124,192,000	USD	4,282,483	Citibank, N.A.	9/21/18	176,862	—
RSD	430,039,000	EUR	3,484,919	Citibank, N.A.	9/24/18	122,696	—
UYU	234,334,000	USD	7,989,567	Citibank, N.A.	9/24/18	57,323	—
RSD	414,189,000	EUR	3,355,115	Deutsche Bank AG	9/26/18	118,932	—
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(70,559)
USD	86,586,849	EUR	69,386,048	Standard Chartered Bank	9/27/18	1,817,302	—
USD	7,327,243	EUR	5,862,263	JPMorgan Chase Bank, N.A.	10/5/18	160,585	—
USD	6,871,873	EUR	5,524,458	JPMorgan Chase Bank, N.A.	10/5/18	118,185	—
USD	6,179,606	EUR	4,966,092	JPMorgan Chase Bank, N.A.	10/5/18	108,524	—
USD	4,102,789	EUR	3,276,700	JPMorgan Chase Bank, N.A.	10/5/18	97,000	—
USD	2,424,840	EUR	1,948,930	JPMorgan Chase Bank, N.A.	10/5/18	42,259	—
USD	1,801,140	EUR	1,441,834	JPMorgan Chase Bank, N.A.	10/5/18	38,487	—
USD	1,524,746	EUR	1,219,748	JPMorgan Chase Bank, N.A.	10/5/18	33,596	—
USD	404,859	EUR	323,254	JPMorgan Chase Bank, N.A.	10/5/18	9,679	—

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	684,746	EUR	552,246	JPMorgan Chase Bank, N.A.	10/5/18	$9,622	$—
UYU	412,890,000	USD	13,357,813	Citibank, N.A.	10/9/18	782,616	—
RSD	207,179,000	EUR	1,677,563	Deutsche Bank AG	10/10/18	57,158	—
USD	6,372,976	TWD	183,000,000	Citibank, N.A.	10/11/18	113,950	—
USD	16,959,777	TWD	487,000,000	Goldman Sachs International	10/11/18	303,244	—
USD	12,702,561	TWD	364,500,000	Standard Chartered Bank	10/12/18	234,811	—
USD	8,602,749	TWD	247,200,000	Standard Chartered Bank	10/12/18	147,254	—
USD	12,757,785	TWD	368,700,000	Citibank, N.A.	10/16/18	142,315	—
USD	10,962,733	TWD	317,700,000	Citibank, N.A.	10/16/18	92,283	—
USD	8,478,786	TWD	245,800,000	Deutsche Bank AG	10/16/18	68,472	—
USD	12,762,135	TWD	369,400,000	Standard Chartered Bank	10/16/18	122,714	—
USD	8,491,543	TWD	246,000,000	Standard Chartered Bank	10/16/18	74,386	—
USD	5,009,331	TWD	144,945,000	Standard Chartered Bank	10/16/18	49,881	—
KZT	6,025,800,000	USD	17,891,330	VTB Capital PLC	10/17/18	29,523	—
USD	17,516,860	KZT	6,025,800,000	VTB Capital PLC	10/17/18	—	(403,992)
RSD	338,868,000	EUR	2,755,024	Deutsche Bank AG	10/18/18	76,879	—
USD	32,524,613	TWD	925,000,000	Goldman Sachs International	10/23/18	856,903	—
USD	29,729,065	TWD	846,000,000	Standard Chartered Bank	10/23/18	765,948	—
UYU	577,082,000	USD	19,878,815	Citibank, N.A.	10/23/18	—	(164,501)
USD	5,467,896	KZT	1,838,580,000	Citibank, N.A.	10/25/18	6,315	—
UYU	713,425,000	USD	24,538,247	HSBC Bank USA, N.A.	10/26/18	—	(179,189)
USD	14,114,841	TWD	414,200,000	Goldman Sachs International	10/31/18	—	(74,583)
USD	23,424,583	TWD	687,980,000	Goldman Sachs International	10/31/18	—	(143,838)
USD	29,388,311	TWD	862,400,000	Nomura International PLC	10/31/18	—	(155,289)
UYU	145,230,000	USD	4,956,655	Citibank, N.A.	11/5/18	—	(6,758)
UYU	311,270,000	USD	10,018,346	Citibank, N.A.	11/8/18	585,538	—
MAD	83,640,000	USD	8,410,256	BNP Paribas	11/13/18	471,867	—
MAD	33,450,000	USD	3,373,676	BNP Paribas	11/13/18	178,536	—
UYU	195,058,000	USD	6,278,017	Citibank, N.A.	11/13/18	361,522	—
GEL	28,184,000	USD	10,000,000	VTB Capital PLC	11/16/18	1,186,947	—
GEL	28,419,000	USD	10,000,000	VTB Capital PLC	12/3/18	1,252,855	—
GEL	28,262,000	USD	10,000,000	Société Générale	12/4/18	1,189,092	—
USD	10,954,264	GEL	28,262,000	Société Générale	12/4/18	—	(234,828)
USD	12,153,743	QAR	45,218,000	Standard Chartered Bank	12/6/18	—	(187,561)
USD	4,861,870	QAR	18,074,000	Standard Chartered Bank	12/10/18	—	(70,835)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(80,780)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(80,780)
MAD	48,799,000	USD	4,904,422	Société Générale	12/13/18	267,027	—
MAD	48,627,000	USD	4,904,387	Société Générale	12/13/18	248,834	—
USD	3,030,307	QAR	11,198,500	Credit Agricole Corporate and Investment Bank	12/13/18	—	(25,855)
USD	4,636,241	QAR	17,168,000	Standard Chartered Bank	12/13/18	—	(49,047)
MAD	62,616,000	USD	6,315,280	Société Générale	12/14/18	319,960	—
USD	2,317,886	QAR	8,553,000	BNP Paribas	12/17/18	—	(16,196)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(323,319)
USD	5,384,959	QAR	19,870,500	BNP Paribas	12/19/18	—	(37,509)
USD	5,139,633	QAR	18,901,000	BNP Paribas	1/8/19	—	(17,145)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,139,905	QAR	18,902,000	BNP Paribas	1/8/19	$—	$(17,146)
USD	10,279,538	QAR	37,803,000	BNP Paribas	1/9/19	—	(34,180)
USD	2,569,898	QAR	9,476,500	BNP Paribas	1/10/19	—	(15,528)
USD	2,570,305	QAR	9,478,000	BNP Paribas	1/10/19	—	(15,531)
USD	5,139,566	QAR	18,965,000	BNP Paribas	1/10/19	—	(34,561)
USD	11,135,070	QAR	41,132,950	Standard Chartered Bank	1/10/19	—	(87,028)
UYU	335,826,000	USD	11,391,655	Citibank, N.A.	1/14/19	—	(74,710)
USD	3,240,972	QAR	11,936,500	BNP Paribas	1/16/19	—	(15,391)
MAD	49,050,000	USD	5,109,375	BNP Paribas	1/22/19	74,342	—
MAD	51,221,000	USD	5,371,893	BNP Paribas	1/22/19	41,261	—
EUR	20,184,794	RON	97,563,200	Citibank, N.A.	1/23/19	—	(336,257)
EUR	20,356,038	RON	98,441,800	Deutsche Bank AG	1/23/19	—	(352,282)
EUR	12,366,086	RON	59,654,000	JPMorgan Chase Bank, N.A.	1/23/19	—	(175,596)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(709,493)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(709,374)
EUR	11,831,231	RON	57,387,385	BNP Paribas	1/28/19	—	(242,295)
EUR	16,800,744	RON	81,282,000	Deutsche Bank AG	1/28/19	—	(289,706)
TRY	111,835,380	USD	26,831,905	Deutsche Bank AG	1/28/19	—	(1,508,510)
TRY	111,835,050	USD	26,825,390	Standard Chartered Bank	1/28/19	—	(1,502,070)
USD	1,082,219	KZT	370,660,000	Deutsche Bank AG	1/28/19	—	(4,432)
USD	2,904,146	KZT	994,670,000	Deutsche Bank AG	1/28/19	—	(11,893)
USD	26,819,036	TRY	111,835,380	Deutsche Bank AG	1/28/19	1,495,641	—
USD	26,851,152	TRY	111,835,050	Standard Chartered Bank	1/28/19	1,527,832	—
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	—	(52,937)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(307,782)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(651,854)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(136,454)
EUR	1,565,434	RON	7,554,000	Deutsche Bank AG	2/14/19	—	(18,722)
EUR	2,608,085	RON	12,581,400	Deutsche Bank AG	2/14/19	—	(30,179)
EUR	2,088,164	RON	10,075,600	Standard Chartered Bank	2/14/19	—	(24,757)
EUR	16,203,255	RON	78,148,300	JPMorgan Chase Bank, N.A.	2/19/19	—	(173,277)
EUR	20,896,580	RON	100,826,000	BNP Paribas	2/20/19	—	(231,697)
EUR	14,621,131	RON	70,576,200	Deutsche Bank AG	2/20/19	—	(169,684)
EUR	14,630,554	RON	70,629,000	Citibank, N.A.	2/22/19	—	(168,065)
EUR	9,372,848	RON	44,910,000	Deutsche Bank AG	2/22/19	—	(20,343)
EUR	13,057,666	RON	63,062,000	Deutsche Bank AG	2/22/19	—	(156,755)
USD	13,366,821	QAR	49,230,000	Standard Chartered Bank	2/26/19	—	(56,536)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(471,937)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(70,954)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(68,031)
USD	24,676,836	TWD	695,640,000	JPMorgan Chase Bank, N.A.	4/24/19	529,931	—
USD	19,806,702	TWD	573,305,000	Bank of America, N.A.	4/30/19	—	(104,869)
USD	23,765,112	TWD	688,000,000	Standard Chartered Bank	4/30/19	—	(129,955)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(335,371)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(207,879)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(467,332)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	$—	$(1,061,266)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(537,116)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(77,358)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(86,292)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,082,652)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(372,734)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(584,117)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(283,007)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(311,246)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(496,170)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(583,918)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(467,841)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(594,325)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(85,673)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(99,897)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(51,569)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(88,077)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(81,817)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(97,799)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(52,651)
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(74,565)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(86,652)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(153,763)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(288,649)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(37,357)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(63,654)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(93,095)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(335,304)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(348,100)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(126,900)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(302,350)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(173,753)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(389,100)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(407,579)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(22,875)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(374,819)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(1,275,406)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(1,834,062)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(2,360,626)
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(454,777)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,304,099)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(77,184)
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(143,210)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(1,593,746)
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(1,289,135)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(1,620,104)

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	$—	$(1,814,184)
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(534,275)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(2,097,749)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(209,682)
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(79,920)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(187,364)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(162,350)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(96,886)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(116,269)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(15,411)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(245,895)
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(187,095)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(183,296)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(129,819)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,019,953)

						$139,047,276	$(178,256,102)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Depreciation

CHF versus USD, 1 year term	Deutsche Bank AG	8.58%	6/14/18		43,771	$(341,501)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		22,761	(136,589)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	21,886	(293,209)

						$(771,299)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	429	Long	May-18	$32,042,010	$766,051

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	75	Short	Jun-18	(7,172,461)	38,672
10-Year USD Deliverable Interest Rate Swap	362	Short	Jun-18	(33,773,469)	204,002
CME 90-Day Eurodollar	16,600	Long	Dec-18	4,040,232,500	(7,069,027)
CME 90-Day Eurodollar	16,600	Short	Dec-19	(4,026,745,000)	8,307,797

					$2,247,495

CME:  Chicago Mercantile Exchange.

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$153,253
LCH.Clearnet	EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	227,244
LCH.Clearnet	EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	192,444
LCH.Clearnet	EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	93,182
LCH.Clearnet	EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(144,634)
LCH.Clearnet	EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(287,150)
LCH.Clearnet	EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(371,617)
LCH.Clearnet	EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(361,114)
LCH.Clearnet	EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(108,459)
LCH.Clearnet	EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	274,324
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(34,765)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(47,621)
LCH.Clearnet	EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	87,178
LCH.Clearnet	USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	891,054
LCH.Clearnet	USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	211,062

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	$85,810
LCH.Clearnet	USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	(95,039)
LCH.Clearnet	USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	14,057
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	308,897
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	322,414
LCH.Clearnet	USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	430,340
LCH.Clearnet	USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	409,685
LCH.Clearnet	USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	405,166
LCH.Clearnet	USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	275,241
LCH.Clearnet	USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	657,976

								$3,588,928

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$3,418,278

							$3,418,278

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	368,297	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$(438,438)
CME Group, Inc.	BRL	374,865	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	(427,438)
CME Group, Inc.	BRL	430,869	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(546,108)
CME Group, Inc.	BRL	740,517	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(844,372)
CME Group, Inc.	BRL	783,790	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(892,929)
CME Group, Inc.	BRL	1,133,036	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(1,350,571)
CME Group, Inc.	BRL	68,512	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	384,530
CME Group, Inc.	BRL	68,513	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	398,808
CME Group, Inc.	BRL	77,923	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	482,236
CME Group, Inc.	BRL	139,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	745,747
CME Group, Inc.	BRL	145,947	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	711,888
CME Group, Inc.	BRL	209,541	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	1,047,906
CME Group, Inc.(1)	KRW	17,876,490	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(154,349)
CME Group, Inc.	MXN	2,419,244	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(1,556,682)
CME Group, Inc.	MXN	1,774,345	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,138,971)
CME Group, Inc.	MXN	2,105,585	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,346,771)
CME Group, Inc.	MXN	1,037,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly)	8/21/19	(597,522)
CME Group, Inc.	MXN	2,426,140	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(1,339,958)
CME Group, Inc.	MXN	3,557,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(121,827)
CME Group, Inc.	MXN	3,499,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	(73,579)
CME Group, Inc.	MXN	4,187,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	641,619
CME Group, Inc.	MXN	1,277,918	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	1/24/20	(24,044)
CME Group, Inc.	MXN	4,045,452	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly)	1/24/20	(112,728)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	1,502,776	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.52% (pays monthly)	4/16/20	$(198,416)
CME Group, Inc.	MXN	13,867,130	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/16/20	(245,573)
CME Group, Inc.	MXN	884,500	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	296,715
CME Group, Inc.	MXN	889,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	298,955
CME Group, Inc.	MXN	1,167,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	(162,697)
LCH.Clearnet	CAD	30,580	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	93,244
LCH.Clearnet	CAD	61,100	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	186,304
LCH.Clearnet	CAD	183,530	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.49% (pays semi-annually)	2/5/23	434,481
LCH.Clearnet	CAD	111,865	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	135,521
LCH.Clearnet	CAD	38,500	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.42% (pays semi-annually)	3/6/23	(48,144)
LCH.Clearnet	CAD	64,455	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.39% (pays semi-annually)	3/14/23	(197,169)
LCH.Clearnet	CAD	83,791	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.40% (pays semi-annually)	3/14/23	(219,642)
LCH.Clearnet(1)	CHF	241,194	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.45)% (pays annually)	3/25/20	(30,708)
LCH.Clearnet(1)	CHF	241,194	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(49,130)
LCH.Clearnet(1)	CHF	253,334	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(45,153)
LCH.Clearnet(1)	CHF	121,918	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/26/20	(41,536)
LCH.Clearnet(1)	CHF	121,917	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	3/27/20	(61,336)
LCH.Clearnet(1)	CHF	121,918	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.48)% (pays annually)	3/27/20	(55,129)
LCH.Clearnet(1)	CHF	245,839	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/29/20	(90,849)
LCH.Clearnet(1)	CHF	367,334	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.50)% (pays annually)	4/3/20	(246,670)
LCH.Clearnet(1)	CHF	124,028	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/5/20	(79,300)
LCH.Clearnet(1)	CHF	245,945	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.51)% (pays annually)	4/8/20	(201,700)
LCH.Clearnet(1)	CHF	247,527	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	(161,185)

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	CHF	247,527	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	$(167,487)
LCH.Clearnet(1)	CHF	316,396	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/15/20	(151,110)
LCH.Clearnet(1)	CHF	35,139	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/16/20	(17,107)
LCH.Clearnet(1)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(182,000)
LCH.Clearnet(1)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(187,904)
LCH.Clearnet(1)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/26/20	(34,224)
LCH.Clearnet(1)	EUR	105,105	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10)% (pays annually)	3/27/20	(36,921)
LCH.Clearnet(1)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/27/20	(28,646)
LCH.Clearnet(1)	EUR	207,042	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/29/20	(43,177)
LCH.Clearnet(1)	EUR	313,205	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12)% (pays annually)	4/3/20	(23,310)
LCH.Clearnet(1)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/5/20	(17,888)
LCH.Clearnet(1)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/6/20	(15,246)
LCH.Clearnet(1)	EUR	799,770	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	4/15/20	(233,396)
LCH.Clearnet	EUR	155,901	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(2)	9/20/22	(419,967)
LCH.Clearnet	EUR	240,000	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	1,926,777
LCH.Clearnet	EUR	47,035	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)	3/21/23	(269,325)
LCH.Clearnet	EUR	1,534	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	6,634
LCH.Clearnet	EUR	49,820	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(1,793,942)
LCH.Clearnet	EUR	2,886	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	41,092
LCH.Clearnet	EUR	8,085	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	92,812
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(214,491)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(722,448)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(643,181)

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	$(546,650)
LCH.Clearnet	HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(548,795)
LCH.Clearnet	HUF	10,841,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	(806,959)
LCH.Clearnet	HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	(367,086)
LCH.Clearnet	HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(146,880)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(356,358)
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(260,101)
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(83,435)
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(84,168)
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(178,474)
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(136,355)
LCH.Clearnet	HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(306,772)
LCH.Clearnet	HUF	2,236,399	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(278,833)
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(129,131)
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(309,156)
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(194,367)
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(160,249)
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(779,903)
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(146,347)
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(135,680)
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(392,854)
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.66% (pays annually)	2/8/27	(1,262,946)
LCH.Clearnet	HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	(52,975)

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	$(34,109)
LCH.Clearnet	HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	22,589
LCH.Clearnet	HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	(31,528)
LCH.Clearnet	HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(64,478)
LCH.Clearnet	HUF	2,220,389	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	(167,133)
LCH.Clearnet	HUF	4,490,614	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	(234,604)
LCH.Clearnet	HUF	2,264,798	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	(181,763)
LCH.Clearnet	HUF	4,340,586	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	(401,097)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	665,016
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	149,512
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	830,871
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	277,851
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	19,750
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	16,291
LCH.Clearnet	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(27,042)
LCH.Clearnet	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(44,900)
LCH.Clearnet	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(215,577)
LCH.Clearnet	JPY	1,347,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(256,369)
LCH.Clearnet	JPY	2,591,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(471,439)
LCH.Clearnet	JPY	2,998,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(518,352)
LCH.Clearnet	JPY	5,251,695	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(1,066,182)
LCH.Clearnet	JPY	5,650,015	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(987,923)
LCH.Clearnet	JPY	1,677,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/17/48	156,544

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	57,470	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	$(181,541)
LCH.Clearnet	NZD	79,000	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(243,213)
LCH.Clearnet	NZD	143,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(366,577)
LCH.Clearnet	NZD	162,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(333,643)
LCH.Clearnet	NZD	63,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(133,527)
LCH.Clearnet	NZD	63,650	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(143,647)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	1,645,006
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	450,744
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	663,178
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(360,166)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(431,241)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(445,785)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(1,269,563)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(284,982)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(581,339)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(214,799)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(229,223)
LCH.Clearnet	NZD	140,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(495,309)
LCH.Clearnet	NZD	86,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(579,936)
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	102,728
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	298,012
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	283,505
LCH.Clearnet	PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	663,573

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	$584,495
LCH.Clearnet	PLN	144,938	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	595,728
LCH.Clearnet	PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	186,994
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(302,752)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(226,190)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(71,829)
LCH.Clearnet	PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(246,225)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(20,381)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(26,895)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(44,580)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(41,967)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(51,838)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(32,564)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(89,429)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(34,375)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(38,364)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(304,671)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(47,641)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(58,713)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(154,133)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR (pays semi-annually)	3.00% (pays annually)	2/8/27	320,717
LCH.Clearnet	PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	637,370
LCH.Clearnet	PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	651,217

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	$383,778
LCH.Clearnet	PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	552,328
LCH.Clearnet	PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	83,452
LCH.Clearnet	PLN	31,826	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	240,057
LCH.Clearnet	PLN	64,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	566,758
LCH.Clearnet	PLN	31,825	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	223,664
LCH.Clearnet	PLN	61,296	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	399,149
LCH.Clearnet(1)	SEK	3,212,871	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	358,435
LCH.Clearnet(1)	SEK	3,260,936	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	365,662
LCH.Clearnet(1)	SEK	1,066,908	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/26/20	86,857
LCH.Clearnet(1)	SEK	2,144,380	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	3/27/20	152,931
LCH.Clearnet(1)	SEK	2,154,943	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/29/20	153,409
LCH.Clearnet(1)	SEK	2,149,661	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/3/20	106,152
LCH.Clearnet(1)	SEK	2,195,084	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/5/20	70,380
LCH.Clearnet(1)	SEK	1,090,675	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/6/20	43,127
LCH.Clearnet(1)	SEK	2,165,506	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/8/20	65,915
LCH.Clearnet(1)	SEK	2,165,506	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/9/20	68,880
LCH.Clearnet(1)	SEK	2,165,506	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/9/20	62,675
LCH.Clearnet(1)	SEK	1,976,604	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	4/15/20	81,370
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	3,443
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(58,801)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(220,395)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(275,631)

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	$(372,577)
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(448,273)
LCH.Clearnet	USD	18,431	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(452,168)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(477,805)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(789,063)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(260,412)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(541,125)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(956,134)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(645,606)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(38,306)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(306,271)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(306,831)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(261,239)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(527,391)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(249,789)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(300,466)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(323,830)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(303,489)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(607,787)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually)	3/7/21	(719,936)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(280,636)
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.06% (pays semi-annually)	7/30/22	(370,115)
LCH.Clearnet	USD	10,104	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	438,548

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	7,836	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.51% (pays semi-annually)	1/26/23	$88,303
LCH.Clearnet	USD	4,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.71% (pays semi-annually)	3/5/23	32,397
LCH.Clearnet	USD	860	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	6,625
LCH.Clearnet	USD	5,340	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	30,081
LCH.Clearnet	USD	379	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	2,701
LCH.Clearnet	USD	3,071	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	21,903
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(468,963)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(639,687)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(808,763)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(811,600)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(267,182)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually)	5/18/26	(1,028,598)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(231,973)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(493,473)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(1,683,885)
LCH.Clearnet	USD	11,590	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	808,815
LCH.Clearnet	USD	122,717	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	7,022,954
LCH.Clearnet	USD	2,300	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.33% (pays semi-annually)	11/6/27	105,996
LCH.Clearnet	USD	705	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.28% (pays semi-annually)	11/9/27	34,910
LCH.Clearnet	USD	1,900	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.38% (pays semi-annually)	11/14/27	79,634
LCH.Clearnet	USD	14,740	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)	11/17/27	704,879
LCH.Clearnet	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.35% (pays semi-annually)	11/21/27	158,823
LCH.Clearnet	USD	4,525	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/24/27	200,281

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	2,600	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.34% (pays semi-annually)	12/18/27	$121,709
LCH.Clearnet	USD	4,155	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.47% (pays semi-annually)	1/9/28	150,953
LCH.Clearnet	USD	23,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	448,468
LCH.Clearnet	USD	1,010	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	15,059
LCH.Clearnet	USD	17,888	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	325,910
LCH.Clearnet	USD	603	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)	2/9/28	5,458
LCH.Clearnet	USD	14,655	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/15/28	94,709
LCH.Clearnet	USD	3,573	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/21/28	25,671
LCH.Clearnet	USD	1,400	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	18,190
LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	26,142
LCH.Clearnet	USD	1,566	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	11,610
LCH.Clearnet	USD	8,869	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	157,209
LCH.Clearnet	USD	8,570	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	173,200

							$(22,758,082)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	1,289,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/14/22	$(436,726)
Bank of America, N.A.	INR	530,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.09% (pays semi-annually)	6/15/22	(189,797)
Bank of America, N.A.	INR	1,553,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.15% (pays semi-annually)	6/29/22	(529,081)

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	3,828,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.21% (pays semi-annually)	7/10/22	$(1,166,801)
Bank of America, N.A.	INR	3,000,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(924,303)
Bank of America, N.A.	INR	3,466,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(916,309)
Bank of America, N.A.	INR	2,165,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(111,378)
Bank of America, N.A.	INR	1,804,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(194,135)
Bank of America, N.A.	KRW	21,726,010	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	(178,127)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	278,049
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(83,879)
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(176,691)
BNP Paribas	INR	1,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/23/22	(404,382)
Citibank, N.A.	INR	830,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.14% (pays semi-annually)	6/29/22	(290,371)
Citibank, N.A.	INR	1,683,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/29/22	(603,323)
Citibank, N.A.	INR	3,572,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.18% (pays semi-annually)	6/30/22	(1,148,568)
Citibank, N.A.	KRW	43,762,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(103,285)
Deutsche Bank AG	INR	927,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(356,574)
Deutsche Bank AG	INR	1,834,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(97,310)

56	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	INR	2,140,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	$(89,651)
Deutsche Bank AG	KRW	42,483,900	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	(124,343)
Deutsche Bank AG	KRW	26,257,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(232,423)
Deutsche Bank AG	KRW	26,554,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(252,398)
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(496,459)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.09% (pays annually)	11/12/20	(540,412)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	2/25/21	237,723
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually)	3/7/21	144,386
Goldman Sachs International	CLP	25,906,860	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	10/4/22	(102,921)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/5/22	(115,115)
Goldman Sachs International	CLP	12,583,330	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/6/22	(56,508)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually)	10/10/22	(138,962)
Goldman Sachs International	CLP	19,818,480	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually)	10/26/22	40,528
Goldman Sachs International	CLP	7,644,268	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually)	10/30/22	(2,667)
Goldman Sachs International	CLP	38,504,460	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	12/4/22	(353,533)
Goldman Sachs International	CLP	7,927,400	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	12/5/22	(66,008)

57	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLP	8,506,025	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually)	1/4/23	$(74,529)
Goldman Sachs International	INR	914,286	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/15/22	(322,802)
Goldman Sachs International	INR	207,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/19/22	(71,444)
Goldman Sachs International	INR	1,559,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/29/22	(526,663)
Goldman Sachs International	INR	1,504,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.23% (pays semi-annually)	7/7/22	(446,864)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(1,166,174)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(991,390)
Goldman Sachs International	INR	1,426,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	(15,708)
Goldman Sachs International	KRW	33,758,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	(82,734)
Goldman Sachs International	KRW	18,754,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(161,930)
Goldman Sachs International	KRW	18,967,400	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	(176,155)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	111,840
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	28,463
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	7,188
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	10,573

58	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	$(22,859)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(412,967)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(808,363)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	207,050
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	142,857
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	82,113
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	96,791
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	73,038
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.61% (pays annually)	7/30/22	93,611
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(233,630)
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually)	5/18/26	(147,579)
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	(641,258)
JPMorgan Chase Bank, N.A.	INR	54,622	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(17,620)
JPMorgan Chase Bank, N.A.	INR	940,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/6/22	(284,101)
JPMorgan Chase Bank, N.A.	INR	2,140,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	(110,361)
JPMorgan Chase Bank, N.A.	KRW	34,383,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	(81,149)

59	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	KRW	26,256,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	$(232,414)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.86% (pays semi-annually)	2/25/23	431,533
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill (pays quarterly)	4.06% (pays semi-annually)	6/4/23	295,177
Morgan Stanley & Co. International PLC	INR	1,606,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/11/22	(483,075)
Nomura International PLC	INR	2,300,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/27/22	(800,383)
Standard Chartered Bank	INR	162,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.13% (pays semi-annually)	6/19/22	(54,990)
Standard Chartered Bank	INR	600,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(227,846)
Standard Chartered Bank	INR	1,831,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	(61,378)
Standard Chartered Bank	KRW	10,736,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	(97,371)

							$(16,955,257)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$9,840	1.00% (pays quarterly)(1)	6/20/20	1.07%	$(2,286)	$262,962	$260,676

Total		$9,840				$(2,286)	$262,962	$260,676

60	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Chile	ICE Clear Credit		12,407	1.00% (pays quarterly)(1)	6/20/23	$(303,846)	$283,670	$(20,176)
Chile	ICE Clear Credit		39,016	1.00% (pays quarterly)(1)	6/20/23	(955,489)	907,046	(48,443)
Chile	ICE Clear Credit		39,017	1.00% (pays quarterly)(1)	6/20/23	(955,513)	866,025	(89,488)
Colombia	ICE Clear Credit		35,907	1.00% (pays quarterly)(1)	6/20/23	61,736	(161,812)	(100,076)
Colombia	ICE Clear Credit		67,323	1.00% (pays quarterly)(1)	6/20/23	115,751	(251,897)	(136,146)
France	ICE Clear Credit		27,737	0.25% (pays quarterly)(1)	12/20/24	(17,548)	(33,544)	(51,092)
France	ICE Clear Credit		248,753	0.25% (pays quarterly)(1)	6/20/28	2,552,418	(3,144,900)	(592,482)
Malaysia	ICE Clear Credit		625,000	1.00% (pays quarterly)(1)	6/20/23	(8,971,299)	7,743,852	(1,227,447)
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit		1,000	1.00% (pays quarterly)(1)	6/20/23	18,304	(20,300)	(1,996)
Markit iTraxx Europe Senior Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	176,060	1.00% (pays quarterly)(1)	12/20/22	(5,339,404)	4,115,758	(1,223,646)
Mexico	ICE Clear Credit		42,732	1.00% (pays quarterly)(1)	6/20/23	227,049	(403,627)	(176,578)
Mexico	ICE Clear Credit		158,268	1.00% (pays quarterly)(1)	6/20/23	840,931	(1,518,324)	(677,393)
Qatar	ICE Clear Credit		153,164	1.00% (pays quarterly)(1)	12/20/22	(1,483,676)	(53,423)	(1,537,099)
Qatar	ICE Clear Credit		27,925	1.00% (pays quarterly)(1)	6/20/23	(183,458)	160,767	(22,691)
Qatar	ICE Clear Credit		61,323	1.00% (pays quarterly)(1)	6/20/23	(401,795)	254,239	(147,556)
Qatar	ICE Clear Credit		23,815	1.00% (pays quarterly)(1)	12/20/27	778,473	(1,020,617)	(242,144)
Qatar	ICE Clear Credit		23,816	1.00% (pays quarterly)(1)	12/20/27	778,505	(1,020,783)	(242,278)
Qatar	ICE Clear Credit		57,454	1.00% (pays quarterly)(1)	12/20/27	1,879,295	(2,320,543)	(441,248)
Russia	ICE Clear Credit		77,087	1.00% (pays quarterly)(1)	6/20/23	1,053,609	(692,343)	361,266
Russia	ICE Clear Credit		102,786	1.00% (pays quarterly)(1)	6/20/23	1,403,988	(1,116,766)	287,222
Russia	ICE Clear Credit		102,785	1.00% (pays quarterly)(1)	6/20/23	1,403,975	(1,158,214)	245,761
Russia	ICE Clear Credit		64,241	1.00% (pays quarterly)(1)	6/20/23	878,141	(723,398)	154,743
Russia	ICE Clear Credit		21,302	1.00% (pays quarterly)(1)	6/20/23	290,971	(178,723)	112,248

61	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount† (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Russia	ICE Clear Credit	51,392	1.00% (pays quarterly)(1)	6/20/23	$701,980	$(596,919)	$105,061
Russia	ICE Clear Credit	34,902	1.00% (pays quarterly)(1)	6/20/23	476,738	(412,816)	63,922
South Africa	ICE Clear Credit	76,950	1.00% (pays quarterly)(1)	6/20/21	(141,331)	(4,712,349)	(4,853,680)
South Africa	ICE Clear Credit	49,000	1.00% (pays quarterly)(1)	12/20/27	5,217,781	(5,243,929)	(26,148)
South Africa	ICE Clear Credit	10,300	1.00% (pays quarterly)(1)	12/20/27	1,096,799	(1,404,716)	(307,917)
South Africa	ICE Clear Credit	17,000	1.00% (pays quarterly)(1)	12/20/27	1,810,251	(2,323,023)	(512,772)
South Africa	ICE Clear Credit	18,100	1.00% (pays quarterly)(1)	12/20/27	1,927,385	(2,580,599)	(653,214)
South Africa	ICE Clear Credit	23,500	1.00% (pays quarterly)(1)	12/20/27	2,502,405	(3,275,746)	(773,341)

Total					$7,263,126	$(20,037,954)	$(12,774,828)

†	Notional amount is stated in USD unless otherwise noted.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$47,240	5.00% (pays quarterly)(1)	6/20/23	2.91%	$4,733,533	$(4,886,338)	$(152,805)
Argentina	Goldman Sachs International	47,240	5.00% (pays quarterly)(1)	6/20/23	2.91	4,733,533	(5,054,230)	(320,697)
Cyprus	Goldman Sachs International	3,268	1.00% (pays quarterly)(1)	6/20/21	1.04	(125)	162,317	162,192
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	1.13	(16,467)	197,395	180,928
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,682)	319,357	316,675
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	1.15	(32,218)	494,707	462,489
Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	1.22	(44,939)	295,131	250,192
Turkey	BNP Paribas	19,643	1.00% (pays quarterly)(1)	6/20/23	1.96	(842,927)	846,692	3,765
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	2.62	(3,198,151)	4,164,871	966,720
Turkey	BNP Paribas	27,684	1.00% (pays quarterly)(1)	12/20/26	2.62	(3,070,225)	3,998,276	928,051

62	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Turkey	Citibank, N.A.	$43,500	1.00% (pays quarterly)(1)	6/20/23	1.96%	$(1,866,687)	$1,894,122	$27,435
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	1.07	(3,362)	329,647	326,285
Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	2.62	(1,279,261)	1,675,908	396,647
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	2.73	(4,127,100)	4,493,301	366,201
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,856)	330,797	327,941
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	1.07	(1,882)	193,731	191,849

Total		$335,944				$(5,021,816)	$9,455,684	$4,433,868

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,009	1.00% (pays quarterly)(1)	6/20/18	$(4,960)	$(316)	$(5,276)
Bulgaria	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/18	(14,876)	(2,285)	(17,161)
Bulgaria	BNP Paribas	2,160	1.00% (pays quarterly)(1)	12/20/18	(15,312)	(2,865)	(18,177)
Colombia	Goldman Sachs International	60,800	1.00% (pays quarterly)(1)	6/20/28	4,116,119	(4,143,955)	(27,836)
Croatia	BNP Paribas	3,960	1.00% (pays quarterly)(1)	6/20/18	(9,368)	(8,627)	(17,995)
Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(13,624)	(28,518)	(42,142)
Croatia	Citibank, N.A.	930	1.00% (pays quarterly)(1)	6/20/18	(2,200)	(2,061)	(4,261)
Croatia	Citibank, N.A.	1,270	1.00% (pays quarterly)(1)	6/20/18	(3,004)	(3,277)	(6,281)
Croatia	Citibank, N.A.	5,580	1.00% (pays quarterly)(1)	6/20/18	(13,200)	(14,217)	(27,417)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(5,956)	(11,325)	(17,281)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(2,542)	(4,804)	(7,346)

63	See Notes to Consolidated Financial Statements.

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April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$1,210	1.00% (pays quarterly)(1)	6/20/20	$(19,747)	$(38,223)	$(57,970)
Croatia	Goldman Sachs International	3,000	1.00% (pays quarterly)(1)	3/20/19	(25,703)	(38,372)	(64,075)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(39,755)	(74,635)	(114,390)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(61,792)	(116,123)	(177,915)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(34,271)	(66,559)	(100,830)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00% (pays quarterly)(1)	6/20/18	(3,627)	(3,959)	(7,586)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00% (pays quarterly)(1)	6/20/18	(2,751)	(3,135)	(5,886)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00% (pays quarterly)(1)	6/20/18	(5,914)	(6,171)	(12,085)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00% (pays quarterly)(1)	6/20/18	(6,494)	(7,574)	(14,068)
Lebanon	Bank of America, N.A.	3,100	1.00% (pays quarterly)(1)	6/20/22	430,253	(370,356)	59,897
Lebanon	Bank of America, N.A.	4,190	1.00% (pays quarterly)(1)	12/20/22	644,356	(572,110)	72,246
Lebanon	Barclays Bank PLC	5,300	1.00% (pays quarterly)(1)	12/20/22	815,057	(714,018)	101,039
Lebanon	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	12/20/27	1,284,027	(1,375,224)	(91,197)
Lebanon	Goldman Sachs International	3,722	5.00% (pays quarterly)(1)	12/20/18	(30,723)	26,815	(3,908)
Lebanon	Goldman Sachs International	3,450	5.00% (pays quarterly)(1)	12/20/18	(28,478)	22,989	(5,489)
Malaysia	BNP Paribas	18,690	1.00% (pays quarterly)(1)	6/20/23	(268,681)	237,211	(31,470)
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	466,783	(742,581)	(275,798)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	547,894	(718,411)	(170,517)
Poland	Bank of America, N.A.	5,200	1.00% (pays quarterly)(1)	9/20/19	(70,750)	24,240	(46,510)
Poland	Barclays Bank PLC	6,320	1.00% (pays quarterly)(1)	9/20/18	(30,580)	11,780	(18,800)
Poland	Barclays Bank PLC	3,164	1.00% (pays quarterly)(1)	9/20/19	(43,048)	15,601	(27,447)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,088)	3,092	(1,996)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,088)	2,913	(2,175)
Qatar	Barclays Bank PLC	9,791	1.00% (pays quarterly)(1)	12/20/18	(59,487)	20,485	(39,002)

64	See Notes to Consolidated Financial Statements.

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April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Barclays Bank PLC	$1,200	1.00% (pays quarterly)(1)	3/20/19	$(9,285)	$3,277	$(6,008)
Qatar	Barclays Bank PLC	3,600	1.00% (pays quarterly)(1)	9/20/23	(15,569)	9,377	(6,192)
Qatar	Barclays Bank PLC	7,680	1.00% (pays quarterly)(1)	9/20/23	(33,213)	3,570	(29,643)
Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(5,079)	2,182	(2,897)
Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(19,034)	10,702	(8,332)
Qatar	Deutsche Bank AG	539	1.00% (pays quarterly)(1)	6/20/19	(5,079)	2,056	(3,023)
Qatar	Deutsche Bank AG	1,740	1.00% (pays quarterly)(1)	6/20/19	(16,395)	6,638	(9,757)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	3/20/19	(12,845)	5,249	(7,596)
Qatar	Goldman Sachs International	3,330	1.00% (pays quarterly)(1)	3/20/19	(25,766)	8,864	(16,902)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(20,153)	(16,960)	(37,113)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(117,957)	(67,530)	(185,487)
Qatar	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	12/20/23	(4,489)	(4,047)	(8,536)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	7,412	946	8,358
Qatar	JPMorgan Chase Bank, N.A.	580	1.00% (pays quarterly)(1)	3/20/19	(4,488)	1,731	(2,757)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(4,806)	2,925	(1,881)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(9,724)	4,403	(5,321)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(14,323)	5,629	(8,694)
Qatar	Nomura International PLC	620	1.00% (pays quarterly)(1)	3/20/19	(4,797)	1,692	(3,105)
Qatar	Nomura International PLC	1,540	1.00% (pays quarterly)(1)	3/20/19	(11,916)	4,335	(7,581)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	23,050	11,784	34,834
Qatar	UBS AG	5,500	1.00% (pays quarterly)(1)	12/20/23	(11,757)	(10,740)	(22,497)
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	71,717	(164,422)	(92,705)
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	107,575	(325,007)	(217,432)

65	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$14,640	1.00% (pays quarterly)(1)	9/20/22	$209,986	$(455,293)	$(245,307)
South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	377,516	(906,509)	(528,993)
South Africa	Barclays Bank PLC	3,100	1.00% (pays quarterly)(1)	9/20/22	44,464	(115,342)	(70,878)
South Africa	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/22	44,464	(118,508)	(74,044)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	213,942	(376,566)	(162,624)
South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	970,015	(1,897,133)	(927,118)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,163,582	(2,277,021)	(1,113,439)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,905,538	(3,568,426)	(1,662,888)
South Africa	Credit Suisse International	3,700	1.00% (pays quarterly)(1)	9/20/22	53,070	(166,489)	(113,419)
South Africa	Deutsche Bank AG	4,860	1.00% (pays quarterly)(1)	9/20/22	69,709	(210,208)	(140,499)
South Africa	Deutsche Bank AG	5,700	1.00% (pays quarterly)(1)	9/20/22	81,757	(245,483)	(163,726)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	44,034	(128,685)	(84,651)
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	215,150	(649,150)	(434,000)
South Africa	Goldman Sachs International	2,647	1.00% (pays quarterly)(1)	12/20/22	49,420	(119,256)	(69,836)
South Africa	HSBC Bank USA, N.A.	2,500	1.00% (pays quarterly)(1)	12/20/22	46,676	(108,163)	(61,487)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	132,933	(292,326)	(159,393)
South Africa	Nomura International PLC	1,000	1.00% (pays quarterly)(1)	9/20/22	14,343	(34,024)	(19,681)
South Africa	Nomura International PLC	7,571	1.00% (pays quarterly)(1)	12/20/22	141,353	(335,693)	(194,340)

Total					$13,118,501	$(21,212,196)	$(8,093,695)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $345,784,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

66	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.		118,700	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	5/15/18	$(207,714)
Citibank, N.A.		237,400	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	5/15/18	(482,127)
Citibank, N.A.		118,700	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.20% (pays upon termination)	5/15/18	(157,907)
Citibank, N.A.	KRW	68,750	Positive Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	6/14/18	767,653
Citibank, N.A.	KRW	76,750	Positive Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	6/14/18	53,679
Citibank, N.A.	UAH	77,974	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $2,697,550 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	165,930
Citibank, N.A.	UAH	664,492	Total Return on Ukraine Government Bond, 14.25% due 10/10/18 (pays semi-annually)	3-month USD-LIBOR-BBA + 150 bp on $24,617,277 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	10/12/18	450,544
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $14,370,953 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(649,938)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	212,819
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $13,781,238 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	58,610
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $6,996,612 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(65,629)

67	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	EGP	181,950	Total Return on Egypt Treasury Bill, 0.00% due 7/24/18 (pays upon termination)	3-month USD-LIBOR-BBA +55 bp on $9,412,749 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	7/24/18	$419,556

						$565,476

†	Notional amount is stated in USD unless otherwise noted.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Net Unrealized Depreciation

BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 (pays semi-annually) plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 (pays semi-annually) plus USD 15,735,726	3/8/20	$(1,271,268)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 (pays semi-annually) plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 (pays semi-annually) plus USD 21,119,874	3/31/20	(848,932)

				$(2,120,200)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation

Goldman Sachs International	CLF	907	CLP	24,177,216	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually)	10/4/22	$583,167
Goldman Sachs International	CLF	907	CLP	24,178,821	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/5/22	608,558
Goldman Sachs International	CLF	453	CLP	12,090,217	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/6/22	303,505
Goldman Sachs International	CLF	907	CLP	24,186,773	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually)	10/11/22	637,961
Goldman Sachs International	CLF	679	CLP	18,104,045	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually)	10/26/22	510,798
Goldman Sachs International	CLF	272	CLP	7,239,753	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	10/28/22	230,530

68	See Notes to Consolidated Financial Statements.

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April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation
Goldman Sachs International	CLF	1,387	CLP	37,113,487	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually)	12/4/22	$525,163
Goldman Sachs International	CLF	283	CLP	7,575,692	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	12/5/22	98,994
Goldman Sachs International	CLF	301	CLP	8,066,826	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually)	1/4/23	120,638

								$3,619,314

								$1,499,114

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BHD	–	Bahraini Dinar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge

LKR	–	Sri Lankan Rupee
MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
QAR	–	Qatari Riyal
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UAH	–	Ukrainian Hryvnia
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

69	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $4,572,805,234)	$4,676,045,427
Affiliated investment, at value (identified cost, $290,918,655)	290,925,278
Cash	3,227,547
Deposits for derivatives collateral —
Futures contracts	24,231,000
Centrally cleared swap contracts	113,401,297
OTC derivatives	18,519,436
Foreign currency, at value (identified cost, $178,035,799)	176,928,626
Interest and dividends receivable	65,334,371
Dividends receivable from affiliated investment	355,284
Receivable for investments sold	4,769,720
Receivable for open forward foreign currency exchange contracts	139,047,276
Receivable for open swap contracts	16,631,047
Premium paid on open non-centrally cleared swap contracts	31,603,250
Tax reclaims receivable	24,764
Other assets	25,629
Total assets	$5,561,069,952

Liabilities
Cash collateral due to brokers	$17,089,436
Payable for reverse repurchase agreements, including accrued interest of $45,602	110,906,700
Payable for investments purchased	45,558,976
Payable for variation margin on open futures contracts	56,970
Payable for variation margin on open centrally cleared swap contracts	1,984,001
Payable for open forward foreign currency exchange contracts	178,256,102
Payable for open forward volatility agreements	771,299
Payable for open swap contracts	31,763,263
Premium received on open non-centrally cleared swap contracts	19,846,738
Payable to affiliates:
Investment adviser fee	3,892,135
Trustees’ fees	8,628
Accrued expenses and other liabilities	1,816,256
Total liabilities	$411,950,504
Net Assets applicable to investors’ interest in Portfolio	$5,149,119,448

Sources of Net Assets
Investors’ capital	$5,130,557,647
Net unrealized appreciation	18,561,801
Total	$5,149,119,448

70	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $4,047,728)	$137,560,176
Dividends (net of foreign taxes, $1,053,489)	4,944,115
Dividends from affiliated investment	2,914,827
Total investment income	$145,419,118

Expenses
Investment adviser fee	$21,344,826
Trustees’ fees and expenses	50,753
Custodian fee	2,289,967
Legal and accounting services	160,988
Interest expense and fees	1,439,401
Interest expense on securities sold short	8,926
Miscellaneous	282,648
Total expenses	$25,577,509

Net investment income	$119,841,609

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $888,354)	$41,066,071
Investment transactions — affiliated investment	(55,031)
Written options	3,086,980
Securities sold short	92,956
Futures contracts	(70,792,450)
Swap contracts	(27,524,738)
Forward volatility agreements	(526,321)
Foreign currency transactions	2,351,522
Forward foreign currency exchange contracts	(20,941,717)
Net realized loss	$(73,242,728)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $532,982)	$(19,231,783)
Investments — affiliated investment	6,623
Written options	(2,829,642)
Securities sold short	(74,762)
Futures contracts	4,487,002
Swap contracts	(11,033,026)
Forward volatility agreements	(228,134)
Foreign currency	(3,433,077)
Forward foreign currency exchange contracts	(52,547,961)
Net change in unrealized appreciation (depreciation)	$(84,884,760)

Net realized and unrealized loss	$(158,127,488)

Net decrease in net assets from operations	$(38,285,879)

71	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$119,841,609	$115,192,087
Net realized gain (loss)	(73,242,728)	3,070,940
Net change in unrealized appreciation (depreciation)	(84,884,760)	16,364,972
Net increase (decrease) in net assets from operations	$(38,285,879)	$134,627,999
Capital transactions —
Contributions	$1,197,503,853	$1,938,715,733
Withdrawals	(78,077,895)	(265,577,214)
Net increase in net assets from capital transactions	$1,119,425,958	$1,673,138,519

Net increase in net assets	$1,081,140,079	$1,807,766,518

Net Assets
At beginning of period	$4,067,979,369	$2,260,212,851
At end of period	$5,149,119,448	$4,067,979,369

72	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Consolidated Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.11	%(3)	1.13%	1.10%		1.14%	1.28%	1.53%
Net investment income	5.18	%(3)	4.54%	5.09%		5.53%	4.58%	3.41%
Portfolio Turnover	52	%(4)	76%	97%		75%	116%	65%

Total Return	(0.61	)%(4)	5.65%	7.79	%(5)	3.36%	6.99%	(1.50)%

Net assets, end of period (000’s omitted)	$5,149,119		$4,067,979	$2,260,213		$1,879,008	$1,510,154	$1,731,630

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.06%, 0.06%, 0.03%, 0.03%, 0.14% and 0.42% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

73	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Commodity Strategy Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 90.5%, 8.3%, 0.7%, 0.2%, 0.2% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $43,591,714 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

74

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Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized

76

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Notes to Consolidated Financial Statements (Unaudited) — continued

gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the

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premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

T  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

U  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

V  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

W  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

X  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

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Y  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $21,344,826 or 0.92% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,213,825,790	$1,402,506,229
U.S. Government and Agency Securities	278,347,975	234,485,130

	$2,492,173,765	$1,636,991,359

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,064,916,772

Gross unrealized appreciation	$378,858,920
Gross unrealized depreciation	(535,672,650)

Net unrealized depreciation	$(156,813,730)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $217,609,669. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $83,013,769 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$5,380,466	$11,857,996	$—	$17,238,462
Net unrealized appreciation*	766,051	26,016,485	—	—	46,116,318	72,898,854
Receivable for open forward foreign currency exchange contracts	—	—	—	139,047,276	—	139,047,276
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	23,759,261	821,332	1,307,459	9,318,512	35,206,564

Total Asset Derivatives	$766,051	$49,775,746	$6,201,798	$152,212,731	$55,434,830	$264,391,156

Derivatives not subject to master netting or similar agreements	$766,051	$26,016,485	$—	$—	$46,116,318	$72,898,854

Total Asset Derivatives subject to master netting or similar agreements	$—	$23,759,261	$6,201,798	$152,212,731	$9,318,512	$191,492,302

Net unrealized appreciation*	$—	$(18,755,645)	$—	$—	$(63,804,028)	$(82,559,673)
Payable for open forward foreign currency exchange contracts	—	—	—	(178,256,102)	—	(178,256,102)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(847,748)	(15,662,576)	—	(715,567)	(21,356,377)	(38,582,268)
Payable for open forward volatility agreements	—	—	—	(771,299)	—	(771,299)

Total Liability Derivatives	$(847,748)	$(34,418,221)	$—	$(179,742,968)	$(85,160,405)	$(300,169,342)

Derivatives not subject to master netting or similar agreements	$—	$(18,755,645)	$—	$—	$(63,804,028)	$(82,559,673)

Total Liability Derivatives subject to master netting or similar agreements	$(847,748)	$(15,662,576)	$—	$(179,742,968)	$(21,356,377)	$(217,609,669)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$15,621,511	$(11,105,253)	$—	$(4,085,200)	$431,058	$4,085,200
Bank of America, N.A.	8,220,529	(8,220,529)	—	—	—	—
Barclays Bank PLC	2,849,460	(1,120,924)	—	(1,728,536)	—	1,834,000
BNP Paribas	10,795,253	(10,795,253)	—	—	—	—
Citibank, N.A.	24,892,616	(9,958,932)	—	(236)	14,933,448	236
Credit Agricole Corporate and Investment Bank	3,111,983	(3,111,983)	—	—	—	220,000
Credit Suisse International	3,964,089	(3,964,089)	—	—	—	—
Deutsche Bank AG	9,525,964	(9,525,964)	—	—	—	—
Goldman Sachs International	48,329,224	(45,049,547)	—	—	3,279,677	—
HSBC Bank USA, N.A.	426,053	(426,053)	—	—	—	—
JPMorgan Chase Bank, N.A.	15,523,507	(6,673,558)	—	(6,040,000)	2,809,949	6,040,000
Nomura International PLC	933,403	(933,403)	—	—	—	—
Société Générale	3,652,950	(692,045)	(2,960,905)	—	—	—
Standard Chartered Bank	38,093,125	(32,394,182)	—	(1,370,000)	4,328,943	1,370,000
State Street Bank and Trust Company	574,970	(574,970)	—	—	—	—
The Bank of Nova Scotia	176,801	—	—	(176,801)	—	450,000
The Toronto-Dominion Bank	168,859	—	—	—	168,859	—
UBS AG	363,639	(363,639)	—	—	—	—
VTB Capital PLC	4,268,366	—	—	(3,090,000)	1,178,366	3,090,000

	$191,492,302	$(144,910,324)	$(2,960,905)	$(16,490,773)	$27,130,300	$17,089,436

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(11,105,253)	$11,105,253	$—	$—	$—	$—
Bank of America, N.A.	(12,859,652)	8,220,529	4,324,358	—	(314,765)	—
Barclays Bank PLC	(1,120,924)	1,120,924	—	—	—	—
BNP Paribas	(42,619,094)	10,795,253	30,341,211	—	(1,482,630)	—
Citibank, N.A.	(10,806,680)	9,958,932	847,748	—	—	—
Credit Agricole Corporate and Investment Bank	(3,221,724)	3,111,983	—	—	(109,741)	—
Credit Suisse International	(20,715,328)	3,964,089	16,096,780	—	(654,459)	—
Deutsche Bank AG	(17,774,164)	9,525,964	8,248,200	—	—	—
Goldman Sachs International	(45,049,547)	45,049,547	—	—	—	—
HSBC Bank USA, N.A.	(426,741)	426,053	—	—	(688)	—

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Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

JPMorgan Chase Bank, N.A.	$(6,673,558)	$6,673,558	$—	$—	$—	$—
Morgan Stanley & Co. International PLC	(498,234)	—	490,519	—	(7,715)	—
Nomura International PLC	(1,416,118)	933,403	482,715	—	—	—
Société Générale	(692,045)	692,045	—	—	—	—
Standard Chartered Bank	(32,394,182)	32,394,182	—	—	—	1,430,000
State Street Bank and Trust Company	(731,421)	574,970	156,451	—	—	—
UBS AG	(8,306,102)	363,639	7,942,463	—	—	—
VTB Capital PLC	(1,198,902)	—	—	—	(1,198,902)	—

	$(217,609,669)	$144,910,324	$68,930,445	$—	$(3,768,900)	$1,430,000

Total — Deposits for derivatives collateral — OTC derivatives						$18,519,436

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2018 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(11,085,949)	$(1,111,968)
Written options	—	—	—	3,086,980	—
Futures contracts	(68,952,106)	—	(4,219,711)	—	2,379,367
Swap contracts	949,713	(23,036,536)	337,555	6,405,451	(12,180,921)
Forward volatility agreements	—	—	—	(526,321)	—

Forward foreign currency exchange contracts	—	—	—	(20,941,717)	—

Total	$(68,002,393)	$(23,036,536)	$(3,882,156)	$(23,061,556)	$(10,913,522)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$383,277	$4,622,899	$1,111,968
Written options	—	—	—	(2,829,642)	—
Futures contracts	2,972,620	—	811,797	—	702,585
Swap contracts	(847,748)	(986,698)	562,839	(516,198)	(9,245,221)
Forward volatility agreements	—	—	—	(228,134)	—

Forward foreign currency exchange contracts	—	—	—	(52,547,961)	—

Total	$2,124,872	$(986,698)	$1,757,913	$(51,499,036)	$(7,430,668)

83

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$1,171,777,000	$1,483,824,000	$10,719,483,000	$14,295,501,000

Interest Rate Swaptions Purchased	Forward Volatility Agreements

$23,629,000	$178,111,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $1,677,522,000, $146,571,000 and 2,476 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2018 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

Citibank, N.A.	4/24/2018	On Demand	(1)	2.15%	AUD 33,203,462	$25,004,719	$26,360,428
JPMorgan Chase Bank, N.A.	4/10/2018	On Demand	(1)	1.75	USD 3,009,148	3,011,927	3,689,433
JPMorgan Chase Bank, N.A.	4/10/2018	On Demand	(1)	2.00	USD 1,860,163	1,862,126	2,290,000
JPMorgan Chase Bank, N.A.	4/23/2018	On Demand	(1)	2.00	AUD 56,718,083	42,716,904	44,510,065
JPMorgan Chase Bank, N.A.	4/23/2018	On Demand	(1)	2.25	AUD 25,861,791	19,478,614	20,295,291
Nomura International PLC	4/23/2018	On Demand	(1)	2.20	AUD 25,004,070	18,832,410	19,939,233

Total						$110,906,700	$117,084,450

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	–	Australian Dollar
USD	–	United States Dollar

84

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

For the six months ended April 30, 2018, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $155,241,000 and 1.97%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2018.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Citibank, N.A.	$(25,004,719)	$—	$25,004,719	$—
JPMorgan Chase Bank, N.A.	(67,069,571)	—	67,069,571	—
Nomura International PLC	(18,832,410)	—	18,832,410	—

	$(110,906,700)	$—	$110,906,700	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

85

Global Macro Absolute Return Advantage Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,669,148,073	$—	$2,669,148,073
Foreign Corporate Bonds	—	84,681,793	19,400,800	104,082,593
Sovereign Loans	—	84,042,200	39,087,538	123,129,738
Credit Linked Notes	—	3,022,500	—	3,022,500
Collateralized Mortgage Obligations	—	46,431,650	—	46,431,650
Small Business Administration Loans (Interest Only)	—	57,112,631	—	57,112,631
Common Stocks
Iceland	130,591,914	6,656,161 **	—	137,248,075
Other Countries***	—	218,007,834 **	—	218,007,834
Warrants	—	—	266,301	266,301
Short-Term Investments —
Foreign Government Securities	—	1,135,487,227	—	1,135,487,227
U.S. Treasury Obligations	—	164,870,343	—	164,870,343
Other	—	290,925,278	—	290,925,278
Purchased Currency Options	—	11,857,996	—	11,857,996
Purchased Call Options	—	5,380,466	—	5,380,466

Total Investments	$130,591,914	$4,777,624,152	$58,754,639	$4,966,970,705

Forward Foreign Currency Exchange Contracts	$—	$139,047,276	$—	$139,047,276
Futures Contracts	9,316,522	—	—	9,316,522
Swap Contracts	—	98,788,896	—	98,788,896

Total	$139,908,436	$5,015,460,324	$58,754,639	$5,214,123,399

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(178,256,102)	$—	$(178,256,102)
Forward Volatility Agreements	—	(771,299)	—	(771,299)
Futures Contracts	(7,069,027)	—	—	(7,069,027)
Swap Contracts	—	(114,072,914)	—	(114,072,914)

Total	$(7,069,027)	$(293,100,315)	$—	$(300,169,342)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

***	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

86

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

87

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the abilities and experience of the Adviser’s investment professionals in investing in commodity-linked derivative securities and in securities, derivatives and other instruments through the Fund’s investment in Global Macro Absolute Return Advantage Portfolio to establish long and short investment exposures around the world, as well as in U.S. Treasury bills and other U.S. Treasury securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

88

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser pursuant to separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

89

Eaton Vance

Commodity Strategy Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Commodity Strategy Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

90

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

91

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7770    4.30.18

Eaton Vance

Multisector Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Multisector Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	32

Officers and Trustees	36

Important Notices	37

Eaton Vance

Multisector Income Fund

April 30, 2018

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA and Henry L. Peabody, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/31/2013	01/31/2013	0.61%	4.01%	3.95%	4.58%
Class A with 4.75% Maximum Sales Charge	—	—	–4.19	–0.93	2.93	3.61
Class C at NAV	08/20/2013	01/31/2013	0.33	3.33	3.23	3.89
Class C with 1% Maximum Sales Charge	—	—	–0.66	2.33	3.23	3.89
Class I at NAV	01/31/2013	01/31/2013	0.73	4.27	4.22	4.83
Class R at NAV	11/12/2014	01/31/2013	0.49	3.67	3.75	4.39
Class R6 at NAV	11/12/2014	01/31/2013	0.76	4.33	4.28	4.89
Bloomberg Barclays U.S. Government/Credit Bond Index	—	—	–2.02%	–0.30%	1.41%	1.71%
ICE BofAML U.S. High Yield Index	—	—	–0.23	3.21	4.76	5.20
Blended Index	—	—	–1.39	0.93	2.61	2.95

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		0.97%	1.72%	0.72%	1.22%	0.66%

Fund Profile4

Credit Quality (% total investments, excluding common stocks and short-term investments)5

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multisector Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% Bloomberg Barclays U.S. Government/Credit Bond Index and 35% ICE BofAML U.S. High Yield Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio. Other represents any investment type less than 1% of total investments.

The Board of Trustees recently approved the termination of the Portfolio and as a result, on or about June 22, 2018, the Fund plans to withdraw its investment in the Portfolio and invest its assets directly.
[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Multisector Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.10	$4.87	0.98%
Class C	$1,000.00	$1,003.30	$8.59	1.73%
Class I	$1,000.00	$1,007.30	$3.63	0.73%
Class R	$1,000.00	$1,004.90	$6.11	1.23%
Class R6	$1,000.00	$1,007.60	$3.34	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	0.98%
Class C	$1,000.00	$1,016.20	$8.65	1.73%
Class I	$1,000.00	$1,021.20	$3.66	0.73%
Class R	$1,000.00	$1,018.70	$6.16	1.23%
Class R6	$1,000.00	$1,021.50	$3.36	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Multisector Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Multisector Income Portfolio, at value (identified cost, $479,265,855)	$459,596,769
Receivable from affiliate	52,064
Receivable for Fund shares sold	330,064
Total assets	$459,978,897

Liabilities
Payable for Fund shares redeemed	$1,695,836
Payable to affiliates:
Distribution and service fees	81,822
Trustees’ fees	1,773
Accrued expenses	166,910
Total liabilities	$1,946,341
Net Assets	$458,032,556

Sources of Net Assets
Paid-in capital	$668,316,062
Accumulated undistributed net investment income	817,146
Accumulated net realized loss from Portfolio	(191,431,566)
Net unrealized depreciation from Portfolio	(19,669,086)
Total	$458,032,556

Class A Shares
Net Assets	$62,787,815
Shares Outstanding	5,898,642
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.64
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.17

Class C Shares
Net Assets	$81,398,199
Shares Outstanding	7,665,954
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.62

Class I Shares
Net Assets	$292,904,454
Shares Outstanding	27,516,028
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.64

Class R Shares
Net Assets	$988,199
Shares Outstanding	92,952
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.63

Class R6 Shares
Net Assets	$19,953,889
Shares Outstanding	1,873,342
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from Portfolio (net of foreign taxes, $617)	$9,909,229
Dividends allocated from Portfolio (net of foreign taxes, $35,365)	1,542,523
Expenses allocated from Portfolio	(1,439,132)
Total investment income from Portfolio	$10,012,620

Expenses
Distribution and service fees
Class A	$82,623
Class C	438,795
Class R	2,472
Trustees’ fees and expenses	1,981
Custodian fee	27,935
Transfer and dividend disbursing agent fees	149,779
Legal and accounting services	19,658
Printing and postage	31,074
Registration fees	55,646
Miscellaneous	14,257
Total expenses	$824,220

Net investment income	$9,188,400

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(20,875,394)
Foreign currency transactions	(58,647)
Forward foreign currency exchange contracts	(8,775)
Net realized loss	$(20,942,816)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $4,817)	$15,321,577
Foreign currency	30,130
Forward foreign currency exchange contracts	1,021
Net change in unrealized appreciation (depreciation)	$15,352,728

Net realized and unrealized loss	$(5,590,088)

Net increase in net assets from operations	$3,598,312

6	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$9,188,400	$23,048,107
Net realized loss	(20,942,816)	(17,443,133)
Net change in unrealized appreciation (depreciation)	15,352,728	58,327,112
Net increase in net assets from operations	$3,598,312	$63,932,086
Distributions to shareholders —
From net investment income
Class A	$(1,327,385)	$(2,971,580)
Class C	(1,434,710)	(2,577,098)
Class I	(6,481,160)	(11,607,512)
Class R	(18,951)	(25,964)
Class R6	(426,536)	(253,903)
Total distributions to shareholders	$(9,688,742)	$(17,436,057)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,685,470	$15,943,105
Class C	2,126,825	6,352,281
Class I	48,908,753	140,648,915
Class R	220,106	803,300
Class R6	12,285,163	4,406,408
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,027,513	2,462,729
Class C	1,221,009	2,063,317
Class I	5,742,552	9,691,291
Class R	18,951	25,964
Class R6	325,434	65,440
Cost of shares redeemed
Class A	(13,040,349)	(106,611,554)
Class C	(13,197,039)	(49,439,626)
Class I	(75,013,222)	(202,529,643)
Class R	(215,642)	(1,187,694)
Class R6	(1,144,934)	(1,176,036)
Net decrease in net assets from Fund share transactions	$(25,049,410)	$(178,481,803)

Net decrease in net assets	$(31,139,840)	$(131,985,774)

Net Assets
At beginning of period	$489,172,396	$621,158,170
At end of period	$458,032,556	$489,172,396

Accumulated undistributed net investment income included in net assets
At end of period	$817,146	$1,317,488

7	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Financial Highlights

Class A
Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,	Period Ended October 31, 2013(1)
2017	2016	2015	2014
Net asset value — Beginning of period	$10.790	$9.960	$9.350	$11.030	$10.510	$10.000

Income (Loss) From Operations
Net investment income	$0.206	(2)	$0.459	(2)	$0.443	(2)	$0.432	(2)	$0.330	(2)	$0.241
Net realized and unrealized gain (loss)	(0.138)	0.717	0.438	(3)	(1.776)	0.557	0.517

Total income (loss) from operations	$0.068	$1.176	$0.881	$(1.344)	$0.887	$0.758

Less Distributions
From net investment income	$(0.218)	$(0.346)	$(0.139)	$(0.309)	$(0.338)	$(0.248)
From net realized gain	—	—	—	(0.022)	(0.029)	—
Tax return of capital	—	—	(0.132)	(0.005)	—	—

Total distributions	$(0.218)	$(0.346)	$(0.271)	$(0.336)	$(0.367)	$(0.248)

Net asset value — End of period	$10.640	$10.790	$9.960	$9.350	$11.030	$10.510

Total Return(4)	0.61	%(5)	11.91%	9.76%	(12.43)%	8.53%	7.69	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,788	$69,945	$148,722	$280,596	$449,901	$15,942
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.98	%(9)	0.97%	0.97%	0.95%	0.94%	0.95	%(6)(9)
Net investment income	3.82	%(9)	4.37%	4.87%	4.14%	2.98%	3.31	%(9)
Portfolio Turnover of the Fund	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	59	%(5)(11)
Portfolio Turnover of Multisector Income Portfolio	28	%(5)	44%	74%	45%	46%	40	%(5)(12)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.	N.A.	N.A.	N.A.	N.A.	32	%(13)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	The Fund invested only in the Multisector Income Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(11)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(12)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(13)	For the Portfolio’s year ended October 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Financial Highlights — continued

Class C
Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,	Period Ended October 31, 2013(1)
2017	2016	2015	2014
Net asset value — Beginning of period	$10.760	$9.930	$9.330	$11.000	$10.500	$10.020

Income (Loss) From Operations
Net investment income	$0.165	(2)	$0.366	(2)	$0.370	(2)	$0.356	(2)	$0.245	(2)	$0.062
Net realized and unrealized gain (loss)	(0.127)	0.730	0.432	(3)	(1.767)	0.556	0.495

Total income (loss) from operations	$0.038	$1.096	$0.802	$(1.411)	$0.801	$0.557

Less Distributions
From net investment income	$(0.178)	$(0.266)	$(0.108)	$(0.233)	$(0.272)	$(0.077)
From net realized gain	—	—	—	(0.022)	(0.029)	—
Tax return of capital	—	—	(0.094)	(0.004)	—	—

Total distributions	$(0.178)	$(0.266)	$(0.202)	$(0.259)	$(0.301)	$(0.077)

Net asset value — End of period	$10.620	$10.760	$9.930	$9.330	$11.000	$10.500

Total Return(4)	0.33	%(5)	11.10%	8.84%	(13.03)%	7.69%	5.58	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,398	$92,298	$124,153	$186,668	$226,907	$1,368
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.73	%(9)	1.72%	1.72%	1.70%	1.69%	1.70	%(6)(9)
Net investment income	3.06	%(9)	3.48%	4.08%	3.44%	2.21%	2.29	%(9)
Portfolio Turnover of the Fund	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	59	%(5)(11)
Portfolio Turnover of Multisector Income Portfolio	28	%(5)	44%	74%	45%	46%	40	%(5)(12)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.	N.A.	N.A.	N.A.	N.A.	32	%(13)

(1)	For the period from the commencement of operations on August 20, 2013 to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	The Fund invested only in the Multisector Income Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(11)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(12)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(13)	For the Portfolio’s year ended October 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Financial Highlights — continued

Class I
Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,	Period Ended October 31, 2013(1)
2017	2016	2015	2014
Net asset value — Beginning of period	$10.790	$9.960	$9.350	$11.030	$10.510	$10.000

Income (Loss) From Operations
Net investment income	$0.219	(2)	$0.467	(2)	$0.465	(2)	$0.456	(2)	$0.357	(2)	$0.273
Net realized and unrealized gain (loss)	(0.137)	0.737	0.440	(3)	(1.774)	0.554	0.500

Total income (loss) from operations	$0.082	$1.204	$0.905	$(1.318)	$0.911	$0.773

Less Distributions
From net investment income	$(0.232)	$(0.374)	$(0.151)	$(0.335)	$(0.362)	$(0.263)
From net realized gain	—	—	—	(0.022)	(0.029)	—
Tax return of capital	—	—	(0.144)	(0.005)	—	—

Total distributions	$(0.232)	$(0.374)	$(0.295)	$(0.362)	$(0.391)	$(0.263)

Net asset value — End of period	$10.640	$10.790	$9.960	$9.350	$11.030	$10.510

Total Return(4)	0.73	%(5)	12.21%	10.04%	(12.21)%	8.77%	7.85	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$292,904	$317,077	$341,902	$666,562	$1,135,342	$56,934
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.73	%(9)	0.72%	0.72%	0.70%	0.69%	0.70	%(6)(9)
Net investment income	4.07	%(9)	4.41%	5.11%	4.36%	3.22%	3.58	%(9)
Portfolio Turnover of the Fund	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	59	%(5)(11)
Portfolio Turnover of Multisector Income Portfolio	28	%(5)	44%	74%	45%	46%	40	%(5)(12)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.	N.A.	N.A.	N.A.	N.A.	32	%(13)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	The Fund invested only in the Multisector Income Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(11)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(12)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(13)	For the Portfolio’s year ended October 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2015(1)
			2017	2016
Net asset value — Beginning of period	$10.780		$9.950	$9.360	$11.000

Income (Loss) From Operations
Net investment income(2)	$0.192		$0.416	$0.377	$0.466
Net realized and unrealized gain (loss)	(0.137)		0.733	0.470 (3)	(1.805)

Total income (loss) from operations	$0.055		$1.149	$0.847	$(1.339)

Less Distributions
From net investment income	$(0.205)		$(0.319)	$(0.136)	$(0.275)
From net realized gain	—		—	—	(0.022)
Tax return of capital	—		—	(0.121)	(0.004)

Total distributions	$(0.205)		$(0.319)	$(0.257)	$(0.301)

Net asset value — End of period	$10.630		$10.780	$9.950	$9.360

Total Return(4)	0.49	%(5)	11.64%	9.35%	(12.40	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$988		$978	$1,260	$26
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.23	%(8)	1.22%	1.21%	1.20	%(8)
Net investment income	3.57	%(8)	3.95%	3.99%	5.04	%(8)
Portfolio Turnover of the Portfolio	28	%(5)	44%	74%	45	%(9)

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

11	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2015(1)
			2017	2016
Net asset value — Beginning of period	$10.800		$9.970	$9.360	$11.000

Income (Loss) From Operations
Net investment income(2)	$0.224		$0.461	$0.467	$0.490
Net realized and unrealized gain (loss)	(0.139)		0.750	0.444 (3)	(1.760)

Total income (loss) from operations	$0.085		$1.211	$0.911	$(1.270)

Less Distributions
From net investment income	$(0.235)		$(0.381)	$(0.153)	$(0.343)
From net realized gain	—		—	—	(0.022)
Tax return of capital	—		—	(0.148)	(0.005)

Total distributions	$(0.235)		$(0.381)	$(0.301)	$(0.370)

Net asset value — End of period	$10.650		$10.800	$9.970	$9.360

Total Return(4)	0.76	%(5)	12.26%	10.10%	(11.82	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,954		$8,874	$5,121	$5,858
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.67	%(8)	0.66%	0.65%	0.64	%(8)
Net investment income	4.15	%(8)	4.33%	5.13%	5.00	%(8)
Portfolio Turnover of the Portfolio	28	%(5)	44%	74%	45	%(9)

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

12	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multisector Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund primarily invests its assets in interests in Multisector Income Portfolio, (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The Fund may also invest directly in securities and other instruments. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for

13

Eaton Vance

Multisector Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $170,016,983 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $170,016,983 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2018, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fees. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $5,228 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,025 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $82,623 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $329,096 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $1,236 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $109,699 and $1,236 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

14

Eaton Vance

Multisector Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,504,607 and $48,341,464, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	520,113	1,509,444
Issued to shareholders electing to receive payments of distributions in Fund shares	94,726	233,270
Redemptions	(1,198,549)	(10,197,917)

Net decrease	(583,710)	(8,455,203)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	195,687	604,232
Issued to shareholders electing to receive payments of distributions in Fund shares	112,807	194,327
Redemptions	(1,217,111)	(4,722,356)

Net decrease	(908,617)	(3,923,797)

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	4,493,333	13,371,201
Issued to shareholders electing to receive payments of distributions in Fund shares	529,543	910,165
Redemptions	(6,891,880)	(19,226,102)

Net decrease	(1,869,004)	(4,944,736)

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	20,280	76,523
Issued to shareholders electing to receive payments of distributions in Fund shares	1,750	2,448
Redemptions	(19,859)	(114,852)

Net increase (decrease)	2,171	(35,881)

Class R6	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,126,014	413,459
Issued to shareholders electing to receive payments of distributions in Fund shares	30,022	6,043
Redemptions	(104,517)	(111,497)

Net increase	1,051,519	308,005

15

Multisector Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 25.5%
Security		Principal Amount* (000’s omitted)	Value

Auto Manufacturers — 2.4%
Ford Motor Credit Co., LLC, 3.588%, 6/2/20	AUD	14,380	$10,960,191
			$10,960,191

Banks — 2.7%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,223,325
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,322,231
			$12,545,556

Commercial Services — 0.4%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,682,525
			$1,682,525

Computers — 1.8%
Seagate HDD Cayman, 4.875%, 6/1/27		3,731	$3,504,060
Seagate HDD Cayman, 5.75%, 12/1/34		5,169	4,821,673
			$8,325,733

Diversified Financial Services — 2.9%
Jefferies Finance, LLC/JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)		2,623	$2,613,164
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		10,645	10,883,448
			$13,496,612

Electronics — 0.6%
Ingram Micro, Inc., 5.45%, 12/15/24		2,540	$2,470,463
			$2,470,463

Home Builders — 2.0%
MDC Holdings, Inc., 6.00%, 1/15/43		9,914	$9,294,375
			$9,294,375

Oil & Gas — 2.1%
Nabors Industries, Inc., 5.10%, 9/15/23		2,515	$2,401,825
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	7,173,150
			$9,574,975

Oil & Gas Services — 1.6%
Oceaneering International, Inc., 6.00%, 2/1/28		7,365	$7,341,552
			$7,341,552

Security		Principal Amount* (000’s omitted)	Value

Pharmaceuticals — 0.3%
CVS Health Corp., 4.30%, 3/25/28		1,516	$1,497,149
			$1,497,149

Real Estate Investment Trusts (REITs) — 2.4%
CBL & Associates, L.P., 4.60%, 10/15/24		6,080	$4,839,405
CBL & Associates, L.P., 5.95%, 12/15/26		3,470	2,784,570
EPR Properties, 4.50%, 6/1/27		3,700	3,513,033
			$11,137,008

Retail — 5.0%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$1,890,000
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		10,900	8,533,265
Nordstrom, Inc., 5.00%, 1/15/44		7,605	6,951,832
Signet UK Finance PLC, 4.70%, 6/15/24		6,014	5,730,209
			$23,105,306

Toys, Games & Hobbies — 1.3%
Mattel, Inc., 3.15%, 3/15/23		3,785	$3,245,637
Mattel, Inc., 5.45%, 11/1/41		910	741,650
Mattel, Inc., 6.20%, 10/1/40		1,180	1,005,950
Mattel, Inc., 6.75%, 12/31/25(1)		1,005	980,981
			$5,974,218

Total Corporate Bonds & Notes (identified cost $119,564,082)			$117,405,663

Foreign Corporate Bonds — 19.0%
Security		Principal Amount* (000’s omitted)	Value

Airlines — 1.8%
Azul Investments LLP, 5.875%, 10/26/24(1)		7,120	$6,861,900
Latam Finance, Ltd., 6.875%, 4/11/24(1)		1,150	1,181,625
			$8,043,525

Banks — 2.9%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,223,617
Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(3)		2,945	2,845,606
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(1)(3)(4)		610	632,113
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(3)		2,535	2,405,081
			$13,106,417

16	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 0.8%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(1)	3,578	$3,526,548
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)	270	260,550
		$3,787,098

Electric — 1.2%
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	5,411	$5,465,110
		$5,465,110

Foods — 1.8%
ESAL GmbH, 6.25%, 2/5/23(1)	8,730	$8,358,975
		$8,358,975

Holding Company – Diversified — 0.6%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	2,680	$2,627,767
		$2,627,767

Mining — 0.6%
Yamana Gold, Inc., 4.625%, 12/15/27(1)	3,075	$2,982,418
		$2,982,418

Miscellaneous Manufacturing — 2.0%
Bombardier, Inc., 7.45%, 5/1/34(1)	9,110	$9,246,650
		$9,246,650

Oil & Gas — 5.0%
Ecopetrol S.A., 5.875%, 5/28/45	4,693	$4,542,824
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	4,900	4,691,750
Petrobras Global Finance B.V., 5.625%, 5/20/43	11,000	9,224,600
YPF S.A., 7.00%, 12/15/47(1)	5,230	4,652,085
		$23,111,259

Pharmaceuticals — 1.3%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	3,125	$2,313,694
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	3,660	3,554,480
		$5,868,174

Security		Principal Amount* (000’s omitted)	Value

Transportation — 1.0%
JSL Europe S.A., 7.75%, 7/26/24(1)		4,725	$4,772,250
			$4,772,250

Total Foreign Corporate Bonds (identified cost $87,379,842)			$87,369,643

Foreign Government Bonds — 23.5%
Security		Principal Amount (000’s omitted)	Value

Australia — 2.2%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	12,360	$10,178,111
			$10,178,111

Brazil — 2.3%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	35,500	$10,455,232
			$10,455,232

Canada — 6.3%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	17,620	$13,333,123
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	3,480	2,841,541
Canadian Government Bond, 0.75%, 3/1/21	CAD	16,830	12,672,409
			$28,847,073

Malaysia — 2.2%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	39,385	$9,965,183
			$9,965,183

Mexico — 3.9%
Mexican Bonos, 7.75%, 5/29/31	MXN	334,510	$18,152,065
			$18,152,065

Norway — 1.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$5,981,959
			$5,981,959

Supranational — 4.8%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	64,080,000	$4,644,187
European Investment Bank, 7.20%, 7/9/19(1)	IDR	64,010,000	4,651,508
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	4,960	3,571,571

17	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Supranational (continued)
International Finance Corp., 6.30%, 11/25/24	INR	420,000	$6,204,660
International Finance Corp., 6.45%, 10/30/18	INR	205,840	3,097,050
			$22,168,976

Uruguay — 0.5%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	71,170	$2,398,804
			$2,398,804

Total Foreign Government Bonds (identified cost $109,971,131)			$108,147,403

Convertible Bonds — 2.7%
Security		Principal Amount (000’s omitted)	Value

Oil & Gas — 2.7%
Ascent Resources-Utica, LLC/ARU Finance Corp., 6.00%, 3/1/21(1)(5)		$3,815	$4,899,709
Nabors Industries, Inc., 0.75%, 1/15/24		9,565	7,520,481

Total Convertible Bonds (identified cost $10,671,469)			$12,420,190

Asset-Backed Securities — 0.2%
Security		Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24 and 7.75% thereafter, 5/17/32(1)(6)		$916	$925,091

Total Asset-Backed Securities (identified cost $909,101)			$925,091

Commercial Mortgage-Backed Securities — 5.8%
Security		Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.588%, 12/10/54(1)(7)		$2,000	$1,676,310
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class D, 3.842%, 5/15/48(7)		5,000	4,057,951
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.271%, 7/15/50(1)(7)		2,650	2,318,129
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)		3,685	2,845,523

Security	Principal Amount (000’s omitted)	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	$3,386	$2,651,039
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,896,284
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	6,241,117
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	2,829,091

Total Commercial Mortgage-Backed Securities (identified cost $25,595,996)		$26,515,444

Senior Floating-Rate Loans — 0.6%(8)
Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(9)
Education Management, LLC, Term Loan, 0.00%, Maturing 7/2/20(10)(11)	$442	$0
Education Management, LLC, Term Loan, 0.00%, Maturing 7/2/20(10)(11)	197	93,351
		$93,351

Health Care — 0.6%
BioClinica, Inc., Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing 10/20/23	$2,717	$2,663,131
		$2,663,131

Total Senior Floating-Rate Loans (identified cost $3,294,066)		$2,756,482

Common Stocks — 7.1%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp.(10)(12)(13)	2,788,966	$0
		$0

Electronics — 0.5%
Corning, Inc.	88,391	$2,388,325
		$2,388,325

Home Builders — 1.0%
Lennar Corp., Class A	80,839	$4,275,575
Lennar Corp., Class B	2,450	104,590
		$4,380,165

18	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 0.5%
Walt Disney Co. (The)	23,750	$2,382,838
		$2,382,838

Mining — 0.5%
Newmont Mining Corp.	63,100	$2,479,199
		$2,479,199

Miscellaneous Manufacturing — 0.7%
Ingersoll-Rand PLC	24,650	$2,067,889
Toshiba Corp.(12)	332,000	889,788
		$2,957,677

Oil & Gas — 2.3%
Frontera Energy Corp.(12)	85,480	$2,634,066
Royal Dutch Shell PLC, Class B, ADR	72,926	5,281,301
Sable Permian Resources, LLC(10)(12)(13)	11,719,991	2,695,598
		$10,610,965

Retail — 0.1%
Signet Jewelers, Ltd.	12,300	$478,224
		$478,224

Semiconductors — 0.9%
Intel Corp.	51,983	$2,683,362
QUALCOMM, Inc.	26,300	1,341,563
		$4,024,925

Transportation — 0.6%
A.P. Moller - Maersk A/S, Class B	1,735	$2,779,461
		$2,779,461

Total Common Stocks (identified cost $43,865,042)		$32,481,779

Convertible Preferred Stocks — 3.1%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(10)(12)(13)	3,103	$0
		$0

Security	Shares	Value

Diversified Financial Services — 0.6%
AMG Capital Trust II, 5.15%	46,300	$2,793,247
		$2,793,247

Oil & Gas — 1.8%
Chesapeake Energy Corp., 5.75%	14,865	$8,371,076
		$8,371,076

Pharmaceuticals — 0.7%
Teva Pharmaceutical Industries, Ltd., 7.00%	9,020	$3,106,939
		$3,106,939

Total Convertible Preferred Stocks (identified cost $20,029,609)		$14,271,262

Preferred Stocks — 0.5%
Security	Shares	Value

Pipelines — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	56,300	$1,194,686
		$1,194,686

Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	52,150	$923,055
		$923,055

Total Preferred Stocks (identified cost $2,421,515)		$2,117,741

Warrants — 0.0%
Security	Shares	Value

Oil & Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22(10)(12)(13)	1,938,645	$0

Total Warrants (identified cost $0)		$0

19	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 10.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(14)	50,155,689	$50,150,674

Total Short-Term Investments (identified cost $50,153,636)		$50,150,674

Total Investments — 98.9% (identified cost $473,855,489)		$454,561,372

Other Assets, Less Liabilities — 1.1%		$5,036,685

Net Assets — 100.0%		$459,598,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $126,153,486 or 27.4% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $17,401,728 or 3.8% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Multi-step coupon security. Interest rate represents the rate in effect at April 30, 2018.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(9)	Amount is less than 0.05%.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 9).
(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Country Concentration of Portfolio (based on country of risk)
Country	Percentage of Net Assets	Value
United States	53.2%	$244,352,771
Canada	10.0	45,767,891
Brazil	9.4	43,199,505
Mexico	5.9	26,923,182
Supranational	4.8	22,168,976
Australia	3.8	17,401,728
Malaysia	2.2	9,965,183
Israel	1.9	8,975,113
Colombia	1.6	7,176,890
Norway	1.3	5,981,959
Trinidad and Tobago	1.2	5,465,110
Netherlands	1.1	5,281,301
Argentina	1.0	4,652,085
Denmark	0.6	2,779,461
Uruguay	0.5	2,398,804
Chile	0.2	1,181,625
Japan	0.2	889,788
Total Investments	98.9%	$454,561,372

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
United States Dollar	67.9%	$312,015,356
Canadian Dollar	6.3	28,847,073
Australian Dollar	6.2	28,361,919
New Zealand Dollar	4.8	22,099,086
Mexican Peso	3.9	18,152,065
Brazilian Real	2.3	10,455,232
Malaysian Ringgit	2.2	9,965,183
Indian Rupee	2.0	9,301,710
Indonesian Rupiah	2.0	9,295,695
Other currency, less than 1% each	1.3	6,068,053
Total Investments	98.9%	$454,561,372

20	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
USD	–	United States Dollar
UYU	–	Uruguayan Peso

21	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $423,701,853)	$404,410,698
Affiliated investment, at value (identified cost, $50,153,636)	50,150,674
Foreign currency, at value (identified cost, $41)	39
Dividends receivable	217,016
Interest receivable	5,706,174
Dividends receivable from affiliated investment	69,250
Receivable for investments sold	2,322,775
Tax reclaims receivable	245,042
Total assets	$463,121,668

Liabilities
Payable for investments purchased	$3,204,223
Due to custodian	93
Payable to affiliate:
Investment adviser fee	212,415
Accrued foreign capital gains taxes	8,990
Accrued expenses	97,890
Total liabilities	$3,523,611
Net Assets applicable to investors’ interest in Portfolio	$459,598,057

Sources of Net Assets
Investors’ capital	$478,972,469
Net unrealized depreciation	(19,374,412)
Total	$459,598,057

22	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income (net of foreign taxes, $617)	$9,909,254
Dividends (net of foreign taxes, $35,365)	996,414
Dividends from affiliated investment	546,114
Total investment income	$11,451,782

Expenses
Investment adviser fee	$1,314,121
Trustees’ fees and expenses	7,987
Custodian fee	88,247
Legal and accounting services	24,640
Miscellaneous	4,141
Total expenses	$1,439,136

Net investment income	$10,012,646

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(20,861,265)
Investment transactions — affiliated investment	(14,183)
Foreign currency transactions	(58,647)
Forward foreign currency exchange contracts	(8,775)
Net realized loss	$(20,942,870)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $4,817)	$15,320,049
Investments — affiliated investment	1,566
Foreign currency	30,130
Forward foreign currency exchange contracts	1,021
Net change in unrealized appreciation (depreciation)	$15,352,766

Net realized and unrealized loss	$(5,590,104)

Net increase in net assets from operations	$4,422,542

23	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$10,012,646	$24,977,881
Net realized loss	(20,942,870)	(17,443,169)
Net change in unrealized appreciation (depreciation)	15,352,766	58,327,232
Net increase in net assets from operations	$4,422,542	$65,861,944
Capital transactions —
Contributions	$13,504,607	$17,240,572
Withdrawals	(48,341,464)	(216,339,125)
Net decrease in net assets from capital transactions	$(34,836,857)	$(199,098,553)

Net decrease in net assets	$(30,414,315)	$(133,236,609)

Net Assets
At beginning of period	$490,012,372	$623,248,981
At end of period	$459,598,057	$490,012,372

24	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2013(1)
Ratios/Supplemental Data			2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.60	%(3)	0.61%	0.60%	0.58%	0.59%	0.65	%(3)
Net investment income	4.19	%(3)	4.56%	5.20%	4.49%	3.38%	3.53	%(3)
Portfolio Turnover	28	%(4)	44%	74%	45%	46%	40	%(4)

Total Return	0.80	%(4)	12.33%	10.17%	(11.99)%	9.07%	7.99	%(4)

Net assets, end of period (000’s omitted)	$459,598		$490,012	$623,249	$1,160,649	$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

25	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Multisector Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Multisector Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

26

Multisector Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

27

Multisector Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion but less than $2.5 billion, 0.51% from $2.5 billion but less than $5 billion and 0.50% of average daily net assets of $5 billion and over, and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $1,314,121 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $115,735,886 and $126,033,638, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$475,905,722

Gross unrealized appreciation	$15,059,071
Gross unrealized depreciation	(36,403,421)

Net unrealized depreciation	$(21,344,350)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

28

Multisector Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Portfolio and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(8,775)	$1,021

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $475,000.

6  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2018, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $93. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. The Portfolio’s average overdraft advances during the six months ended April 30, 2018 were not significant.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

29

Multisector Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Corporate Bonds & Notes	$—	$117,405,663		$—	$117,405,663
Foreign Corporate Bonds	—	87,369,643		—	87,369,643
Foreign Government Bonds	—	108,147,403		—	108,147,403
Convertible Bonds	—	12,420,190		—	12,420,190
Asset-Backed Securities	—	925,091		—	925,091
Commercial Mortgage-Backed Securities	—	26,515,444		—	26,515,444
Senior Floating-Rate Loans	—	2,663,131		93,351	2,756,482
Common Stocks	26,116,932	3,669,249	**	2,695,598	32,481,779
Convertible Preferred Stocks	—	14,271,262		0	14,271,262
Preferred Stocks	2,117,741	—		—	2,117,741
Warrants	—	—		0	0
Short-Term Investments	—	50,150,674		—	50,150,674

Total Investments	$28,234,673	$423,537,750		$2,788,949	$454,561,372

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Multisector Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

10  Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about June 22, 2018.

31

Eaton Vance

Multisector Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Multisector Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multisector Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Multisector Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

33

Eaton Vance

Multisector Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities and other instruments, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered that at its meeting held on February 7 and 8, 2018, the Board, including a majority of the Independent Trustees, voted to approve a restructuring pursuant to which the Fund would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. The Board noted that upon the Fund’s withdrawal of its assets from the Portfolio, which was expected to occur prior to the fiscal year end of the Portfolio, EVM would invest assets of the Fund directly in securities and other instruments pursuant to its investment advisory agreement with the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three- year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its blended benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

34

Eaton Vance

Multisector Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Multisector Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Multisector Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Multisector Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Multisector Income Fund and Multisector Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Multisector Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Multisector Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6844    4.30.18

Eaton Vance

Short Duration Inflation-Protected Income Fund

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Short Duration Inflation-Protected Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	27

Important Notices	28

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Stewart D. Taylor

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/01/2010	04/01/2010	0.69%	1.26%	0.83%	2.01%
Class A with 2.25% Maximum Sales Charge	—	—	–1.61	–1.04	0.36	1.73
Class C at NAV	04/01/2010	04/01/2010	0.30	0.56	0.08	1.25
Class C with 1% Maximum Sales Charge	—	—	–0.69	–0.43	0.08	1.25
Class I at NAV	04/01/2010	04/01/2010	0.80	1.47	1.08	2.25
ICE BofAML 1–5 Year U.S. Inflation-Linked Treasury Index	—	—	0.03%	0.10%	0.16%	1.38%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.99%	1.74%	0.73%
Net				0.75	1.50	0.50

Fund Profile4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios) and also invests directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

[5]

Total investments includes the Fund’s investment in the Portfolio and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation). Other, if any, represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.90	$4.28	**	0.86%
Class C	$1,000.00	$1,003.00	$8.00	**	1.61%
Class I	$1,000.00	$1,008.00	$3.04	**	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.31	**	0.86%
Class C	$1,000.00	$1,016.80	$8.05	**	1.61%
Class I	$1,000.00	$1,021.80	$3.06	**	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 24.5%
Description		Value
Senior Debt Portfolio (identified cost, $70,647,056)		$71,604,473

Total Investment in Affiliated Portfolio (identified cost $70,647,056)		$71,604,473

U.S. Treasury Obligations — 52.6%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/19(1)	$14,343	$14,280,604
0.125%, 4/15/20(1)	17,009	16,869,058
0.125%, 4/15/21(1)	14,706	14,502,818
0.125%, 1/15/22(1)	10,999	10,816,465
0.125%, 4/15/22(1)	12,284	12,031,771
0.125%, 7/15/22(1)	7,037	6,921,517
0.125%, 1/15/23(1)	12,943	12,642,101
0.625%, 7/15/21(1)	8,284	8,332,339
0.625%, 1/15/24(1)	10,136	10,109,506
1.125%, 1/15/21(1)	10,812	10,992,455
1.25%, 7/15/20(1)	8,562	8,740,597
1.375%, 1/15/20(1)	11,513	11,703,413
2.125%, 1/15/19(1)	7,537	7,638,779
2.375%, 1/15/25(1)	7,264	8,061,035

Total U.S. Treasury Obligations (identified cost $155,644,227)		$153,642,458

Commercial Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	$201	$202,449
Motel 6 Trust
Series 2017-MTL6, Class A, 2.817%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(3)	1,966	1,972,723

Total Commercial Mortgage-Backed Securities (identified cost $2,168,170)		$2,175,172

Asset-Backed Securities — 19.0%
Security	Principal Amount (000’s omitted)	Value

Automotive — 9.6%
American Credit Acceptance Receivables Trust
Series 2016-3, Class B, 2.87%, 8/12/22(2)	$5,260	$5,252,179
Series 2017-3, Class A, 1.82%, 3/10/20(2)	993	991,409
Series 2017-4, Class A, 2.00%, 7/10/20(2)	682	680,262
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	83	83,244
Series 2017-2, Class A2A, 1.65%, 9/18/20	614	611,750
Avis Budget Rental Car Funding, LLC
Series 2014-1A, Class A, 2.46%, 7/20/20(2)	1,000	995,764
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	1,015	1,009,689
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,400	1,381,584
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class B, 3.04%, 8/15/23(2)	855	854,909
Enterprise Fleet Financing, LLC
Series 2016-1, Class A2, 1.83%, 9/20/21(2)	332	331,007
Series 2017-1, Class A2, 2.13%, 7/20/22(2)	1,527	1,519,523
Exeter Automobile Receivables Trust
Series 2017-1A, Class A, 1.96%, 3/15/21(2)	2,303	2,296,358
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(2)	397	395,448
Series 2017-1A, Class A1, 1.69%, 4/15/21(2)	769	765,816
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(2)	400	398,355
Series 2017-A, Class A3, 1.67%, 6/15/21	1,000	987,038
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(2)	500	499,836
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(2)	1,835	1,826,615
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A3, 1.35%, 8/15/19	1,000	996,202
OSCAR US Funding Trust
Series 2017-2A, Class A2B, 2.547%, (1 mo. USD LIBOR + 0.65%), 11/10/20(2)(3)	718	719,469
Santander Drive Auto Receivables Trust
Series 2016-3, Class A3, 1.50%, 8/17/20	197	196,250
Series 2017-2, Class A2, 1.60%, 3/16/20	542	541,192
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	535	529,597
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(2)	527	525,022

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Volvo Financial Equipment, LLC
Series 2018-1A, Class A2, 2.26%, 9/15/20(2)	$850	$847,112
Westlake Automobile Receivables Trust
Series 2016-2A, Class C, 2.83%, 5/17/21(2)	1,200	1,200,239
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,500	1,487,129

		$27,922,998

Computers — 0.1%
Dell Equipment Finance Trust
Series 2017-1, Class A2, 1.86%, 6/24/19(2)	$303	$302,562

		$302,562

Other — 8.9%
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487% to 12/16/24, 12/16/41(2)(4)	$422	$414,733
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,365	1,348,179
Conn Funding II L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(2)	557	556,688
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(2)	2,043	2,037,896
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	1,107	1,089,678
GreatAmerica Leasing Receivables Funding, LLC
Series 2017-1, Class A2, 1.72%, 4/22/19(2)	530	529,310
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(2)	1,958	1,953,736
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(2)	4,755	4,747,943
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(2)	1,828	1,833,223
Series 2016-2A, Class A, 4.10%, 3/20/28(2)	874	880,771
Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	1,470	1,442,951
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(2)	3,538	3,539,698
Series 2017-2A, Class A, 2.41%, 9/15/23(2)	3,299	3,292,234
Series 2017-3A, Class A, 2.36%, 11/15/23(2)	1,494	1,488,446
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(2)	419	418,609

Security	Principal Amount (000’s omitted)	Value

Other (continued)
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(2)	$590	$585,702

		$26,159,797

Single Family Home Rental — 0.4%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(2)	$332	$329,857
Invitation Homes Trust
Series 2018-SFR1, Class A, 2.596%, (1 mo. USD LIBOR + 0.70%), 3/17/37(2)(3)	806	805,247

		$1,135,104

Total Asset-Backed Securities (identified cost $55,712,329)		$55,520,461

Short-Term Investments — 2.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(5)	5,966,782	$5,966,186

Total Short-Term Investments (identified cost $5,965,796)		$5,966,186

Total Investments — 99.0% (identified cost $290,137,578)		$288,908,750

Other Assets, Less Liabilities — 1.0%		$2,985,466

Net Assets — 100.0%		$291,894,216

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $48,850,927 or 16.7% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(4)	Multi-step coupon security. Interest rate represents the rate in effect at April 30, 2018.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.150% (pays upon termination)	3/29/20	$(726)
Bank of America, N.A.	7,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.940% (pays upon termination)	8/1/21	108,196
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.132% (pays upon termination)	4/7/22	18,837
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	67,862
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	128,963
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	132,284
Barclays Bank PLC	7,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.223% (pays upon termination)	1/18/19	(2,565)
Barclays Bank PLC	4,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.010% (pays upon termination)	11/28/19	27,583
Barclays Bank PLC	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.308% (pays upon termination)	2/3/20	(13,372)
Barclays Bank PLC	4,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.360% (pays upon termination)	8/26/20	119,418
Barclays Bank PLC	2,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.467% (pays upon termination)	9/14/20	49,178
Barclays Bank PLC	3,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.035% (pays upon termination)	11/21/20	26,375
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.145% (pays upon termination)	2/2/21	31,265
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.159% (pays upon termination)	2/20/21	25,579
Barclays Bank PLC	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.878% (pays upon termination)	7/3/21	82,258
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	118,293

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$10,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	$82,471
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.147% (pays upon termination)	9/15/19	(64,945)
Citibank, N.A.	3,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.860% (pays upon termination)	6/15/20	24,050
Citibank, N.A.	3,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.880% (pays upon termination)	6/18/20	21,459
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.528% (pays upon termination)	7/29/20	55,826
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	1.471% (pays upon termination)	8/3/21	76,246
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.075% (pays upon termination)	9/28/22	73,773
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA)(pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	27,110

							$1,215,418

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

LCH.Clearnet	$5,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.990% (pays semi-annually)	4/7/22	$(168,064)
LCH.Clearnet	7,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.081% (pays semi-annually)	11/6/22	(200,278)
LCH.Clearnet	5,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.089% (pays semi-annually)	11/17/22	(142,926)
LCH.Clearnet	10,000	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.487% (pays semi-annually)	1/29/23	(121,495)

						$(632,763)

Abbreviations:

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in affiliated Portfolio, at value (identified cost, $70,647,056)	$71,604,473
Unaffiliated investments, at value (identified cost, $213,524,726)	211,338,091
Affiliated investment, at value (identified cost, $5,965,796)	5,966,186
Cash	25,746
Deposits for derivatives collateral —
Centrally cleared swap contracts	512,292
OTC derivatives	580,000
Interest receivable	320,885
Dividends receivable from affiliated investment	6,756
Receivable for Fund shares sold	1,276,561
Receivable for open swap contracts	1,297,026
Receivable from affiliate	38,212
Total assets	$292,966,228

Liabilities
Cash collateral due to broker	$580,000
Payable for Fund shares redeemed	278,073
Payable for variation margin on open centrally cleared swap contracts	1,040
Payable for open swap contracts	81,608
Payable to affiliates:
Investment adviser fee	77,542
Distribution and service fees	14,956
Trustees’ fees	42
Accrued expenses	38,751
Total liabilities	$1,072,012
Net Assets	$291,894,216

Sources of Net Assets
Paid-in capital	$299,129,030
Accumulated undistributed net investment income	944,363
Accumulated net realized loss	(7,533,004)
Net unrealized depreciation	(646,173)
Total	$291,894,216

Class A Shares
Net Assets	$31,202,437
Shares Outstanding	3,175,925
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.05

Class C Shares
Net Assets	$10,572,757
Shares Outstanding	1,082,345
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.77

Class I Shares
Net Assets	$250,119,022
Shares Outstanding	25,483,461
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest	$2,429,933
Interest and other income allocated from affiliated Portfolio	1,602,859
Dividends from affiliated investment	37,721
Dividends allocated from affiliated Portfolio	6,574
Expenses, excluding interest expense, allocated from affiliated Portfolio	(145,056)
Interest expense allocated from affiliated Portfolio	(127,741)
Total investment income	$3,804,290

Expenses
Investment adviser fee	$393,097
Distribution and service fees
Class A	32,783
Class C	48,520
Trustees’ fees and expenses	250
Custodian fee	30,401
Transfer and dividend disbursing agent fees	56,472
Legal and accounting services	28,587
Printing and postage	15,971
Registration fees	48,228
Miscellaneous	8,090
Total expenses	$662,399
Deduct —
Reimbursement of expenses by affiliate	$134,671
Total expense reductions	$134,671

Net expenses	$527,728

Net investment income	$3,276,562

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(27,627)
Investment transactions — affiliated investment	(434)
Swap contracts	(75,565)
Net realized gain (loss) allocated from affiliated Portfolio —
Investment transactions	223,450
Foreign currency transactions	(12,486)
Forward foreign currency exchange contracts	(102,994)
Net realized gain	$4,344
Change in unrealized appreciation (depreciation) —
Investments	$(1,895,745)
Investments — affiliated investment	390
Swap contracts	373,777
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio —
Investments	83,601
Foreign currency	11,718
Forward foreign currency exchange contracts	82,970
Net change in unrealized appreciation (depreciation)	$(1,343,289)

Net realized and unrealized loss	$(1,338,945)

Net increase in net assets from operations	$1,937,617

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$3,276,562	$2,762,763
Net realized gain (loss)	4,344	(275,600)
Net change in unrealized appreciation (depreciation)	(1,343,289)	348,745
Net increase in net assets from operations	$1,937,617	$2,835,908
Distributions to shareholders —
From net investment income
Class A	$(297,716)	$(286,610)
Class C	(68,510)	(80,562)
Class I	(2,421,896)	(2,026,596)
Total distributions to shareholders	$(2,788,122)	$(2,393,768)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,763,483	$18,361,784
Class C	2,350,641	4,945,265
Class I	105,558,485	153,061,798
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	288,431	272,304
Class C	66,305	76,965
Class I	2,380,255	1,748,142
Cost of shares redeemed
Class A	(5,056,206)	(16,600,299)
Class C	(1,530,361)	(2,396,875)
Class I	(22,054,370)	(32,373,607)
Net increase in net assets from Fund share transactions	$97,766,663	$127,095,477

Net increase in net assets	$96,916,158	$127,537,617

Net Assets
At beginning of period	$194,978,058	$67,440,441
At end of period	$291,894,216	$194,978,058

Accumulated undistributed net investment income included in net assets
At end of period	$944,363	$455,923

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$9.860		$9.820		$9.670		$9.990	$10.180	$10.460

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.176		$0.134		$0.089	$0.125	$0.083
Net realized and unrealized gain (loss)	(0.057)		0.022		0.263		(0.294)	(0.124)	(0.070)

Total income (loss) from operations	$0.067		$0.198		$0.397		$(0.205)	$0.001	$0.013

Less Distributions
From net investment income	$(0.107)		$(0.158)		$(0.247)		$(0.115)	$(0.191)	$(0.163)
From net realized gain	—		—		—		—	—	(0.130)

Total distributions	$(0.107)		$(0.158)		$(0.247)		$(0.115)	$(0.191)	$(0.293)

Net asset value — End of period	$9.820		$9.860		$9.820		$9.670	$9.990	$10.180

Total Return(2)(3)	0.69	%(4)	2.03%		4.17%		(2.06)%	0.01%	0.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,202		$20,314		$18,207		$23,849	$28,337	$34,950
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.86	%(7)(8)	0.86	%(8)	1.02	%(8)	0.90%	0.90%	1.08%
Net investment income	2.55	%(7)	1.78%		1.39%		0.91%	1.23%	0.81%
Portfolio Turnover of the Fund(9)	13	%(4)	40%		83%		74%	124%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.11%, 0.13%, 0.23%, 0.34%, 0.26% and 0.14% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.11%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$9.810		$9.780		$9.630		$9.980	$10.160	$10.440

Income (Loss) From Operations
Net investment income(1)	$0.087		$0.103		$0.075		$0.009	$0.046	$0.001
Net realized and unrealized gain (loss)	(0.058)		0.020		0.250		(0.292)	(0.111)	(0.068)

Total income (loss) from operations	$0.029		$0.123		$0.325		$(0.283)	$(0.065)	$(0.067)

Less Distributions
From net investment income	$(0.069)		$(0.093)		$(0.175)		$(0.067)	$(0.115)	$(0.083)
From net realized gain	—		—		—		—	—	(0.130)

Total distributions	$(0.069)		$(0.093)		$(0.175)		$(0.067)	$(0.115)	$(0.213)

Net asset value — End of period	$9.770		$9.810		$9.780		$9.630	$9.980	$10.160

Total Return(2)(3)	0.30	%(4)	1.26%		3.43%		(2.84)%	(0.65)%	(0.65)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,573		$9,723		$7,080		$7,704	$11,390	$17,002
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.61	%(7)(8)	1.61	%(8)	1.77	%(8)	1.65%	1.65%	1.83%
Net investment income	1.79	%(7)	1.05%		0.78%		0.09%	0.45%	0.01%
Portfolio Turnover of the Fund(9)	13	%(4)	40%		83%		74%	124%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.11%, 0.13%, 0.23%, 0.34%, 0.26% and 0.14% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.11%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$9.850		$9.810		$9.670		$9.990	$10.170	$10.450

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.205		$0.178		$0.133	$0.154	$0.108
Net realized and unrealized gain (loss)	(0.061)		0.014		0.248		(0.322)	(0.119)	(0.071)

Total income (loss) from operations	$0.078		$0.219		$0.426		$(0.189)	$0.035	$0.037

Less Distributions
From net investment income	$(0.118)		$(0.179)		$(0.286)		$(0.131)	$(0.215)	$(0.187)
From net realized gain	—		—		—		—	—	(0.130)

Total distributions	$(0.118)		$(0.179)		$(0.286)		$(0.131)	$(0.215)	$(0.317)

Net asset value — End of period	$9.810		$9.850		$9.810		$9.670	$9.990	$10.170

Total Return(2)(3)	0.80	%(4)	2.25%		4.50%		(1.90)%	0.34%	0.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$250,119		$164,940		$42,154		$20,697	$17,488	$14,027
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.61	%(7)(8)	0.60	%(8)	0.77	%(8)	0.65%	0.65%	0.83%
Net investment income	2.85	%(7)	2.08%		1.84%		1.35%	1.52%	1.05%
Portfolio Turnover of the Fund(9)	13	%(4)	40%		83%		74%	124%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.11%, 0.13%, 0.23%, 0.34%, 0.26% and 0.14% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.11%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2018 and the years ended October 31, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation. The Fund may also invest in certain registered investment companies sponsored by the Eaton Vance organization (the Portfolios). During the six months ended April 30, 2018, the Fund held interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Boston Management and Research (BMR). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.8% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. A copy of the Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of the Fund and of the Portfolio is as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund and Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio in a manner that fairly reflects the security’s value, or the amount that the Fund or Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies of the Fund are as follows:

Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Additional valuation policies of the Portfolio are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If

15

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

16

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

H  Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

I  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $6,613,706 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2017, $1,955,133 are short-term and $4,658,573 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$291,061,087

Gross unrealized appreciation	$2,263,979
Gross unrealized depreciation	(3,833,661)

Net unrealized depreciation	$(1,569,682)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR, a subsidiary of EVM, to render investment advisory services.

17

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

For the six months ended April 30, 2018, the Fund’s allocated portion of the investment adviser fees paid by the Portfolio totaled $134,221 and the investment adviser fee paid by the Fund on Investable Assets amounted to $393,097. For the six months ended April 30, 2018, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolio, was 0.45% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but currently receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2019. Pursuant to this agreement, EVM reimbursed expenses of $134,671 for the six months ended April 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $2,383 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $466 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $32,783 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $36,390 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $12,130 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $27,562,891 and $1,655,150, respectively.

7  Purchases and Sales of Investments

Purchases and sales of investments by the Fund, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$42,123,360	$20,428,196
U.S. Government and Agency Securities	46,344,548	7,053,998

	$88,467,908	$27,482,194

18

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,600,577	1,864,674
Issued to shareholders electing to receive payments of distributions in Fund shares	29,402	27,642
Redemptions	(513,550)	(1,686,344)

Net increase	1,116,429	205,972

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	240,302	504,531
Issued to shareholders electing to receive payments of distributions in Fund shares	6,790	7,856
Redemptions	(156,321)	(244,935)

Net increase	90,771	267,452

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	10,744,649	15,560,195
Issued to shareholders electing to receive payments of distributions in Fund shares	242,883	177,712
Redemptions	(2,244,458)	(3,294,065)

Net increase	8,743,074	12,443,842

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $81,608. At April 30, 2018, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between

19

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$1,297,026	(1)	$(81,608	)(2)
Swap contracts (centrally cleared)	—		(632,763	)(3)

Total	$1,297,026		$(714,371)

Derivatives not subject to master netting or similar agreements	$—		$(632,763)

Total Derivatives subject to master netting or similar agreements	$1,297,026		$(81,608)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

(3)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts. Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$456,142	$(726)	$(339,591)	$—	$115,825	$—
Barclays Bank PLC	562,420	(15,937)	—	(546,483)	—	580,000
Citibank, N.A.	278,464	(64,945)	—	—	213,519	—

	$1,297,026	$(81,608)	$(339,591)	$(546,483)	$329,344	$580,000

20

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(726)	$726	$—	$—	$—	$—
Barclays Bank PLC	(15,937)	15,937	—	—	—	—
Citibank, N.A.	(64,945)	64,945	—	—	—	—

	$(81,608)	$81,608	$—	$—	$—	$—

Total — Deposits for derivatives collateral — OTC derivatives						$580,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(75,565	)(1)	$373,777	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $121,000,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investment in Affiliated Portfolio	$71,604,473	$—	$—	$71,604,473
U.S. Treasury Obligations	—	153,642,458	—	153,642,458
Commercial Mortgage-Backed Securities	—	2,175,172	—	2,175,172
Asset-Backed Securities	—	55,520,461	—	55,520,461
Short-Term Investments	—	5,966,186	—	5,966,186

Total Investments	$71,604,473	$217,304,277	$—	$288,908,750

Swap Contracts	$—	$1,297,026	$—	$1,297,026

Total	$71,604,473	$218,601,303	$—	$290,205,776

Liability Description

Swap Contracts	$—	$(714,371)	$—	$(714,371)

Total	$—	$(714,371)	$—	$(714,371)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Inflation-Protected Income Fund (formerly Eaton Vance Short Duration Real Return Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Eaton Vance Floating Rate Portfolio, Senior Debt Portfolio and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments consistent with its investment strategies.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in investing in income instruments, including, in the case of the Fund, inflation protected instruments such as inflation-indexed securities. With respect to the Short-Term U.S. Government Portfolio, the Board noted the experience of BMR’s investment professionals in investing in securities issued, backed or otherwise guaranteed by the U.S. government. With respect to the Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio, the Board considered the experience of BMR’s investment professionals in investing in senior floating rate loans. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other

24

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities and other instruments, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. With respect to Short-Term U.S. Government Portfolio, the Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes in which the Portfolio invests. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective. The Board also concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

25

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Short Duration Inflation-Protected Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Inflation-Protected Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator of Eaton Vance Short Duration Inflation-Protected Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018